Document and Entity Information Document (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	TEREX CORP
Entity Central Index Key	0000097216
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q4
Amendment Flag	true
Amendment Description	Primarily segment realignment
Entity Common Stock, Shares Outstanding		109.8
Entity Public Float			$ 3,020
Entity Well Known-seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 6,504.6	$ 4,418.2	$ 3,858.4
Cost of goods sold	(5,544.3)	(3,815.3)	(3,561.4)
Gross profit	960.3	602.9	297
Selling, general and administrative expenses	(879.1)	(676.7)	(698.7)
Income (loss) from operations	81.2	(73.8)	(401.7)
Other income (expense):
Interest income	14.3	9.8	4.9
Interest expense	(134.9)	(145.4)	(119.4)
Loss on early extinguishment of debt	(7.7)	(1.4)	(3.3)
Amortization of debt issuance costs	(8.1)	(7.9)	(5)
Other income (expense) - net	139.7	(19.6)	0.7
Income (loss) from continuing operations before income taxes	84.5	(238.3)	(523.8)
(Provision for) benefit from income taxes	(50.4)	26.8	117.4
Income (loss) from continuing operations	34.1	(211.5)	(406.4)
Income (Loss) from discontinued operations - net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations - net of tax	0.8	589.3	(12.6)
Net income (loss)	40.7	362.5	(397.3)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	4.5	(4)	(1.1)
Net income (loss) attributable to Terex Corporation	45.2	358.5	(398.4)
Amounts attributable to Terex Corporation common stockholders:
Income (loss) from continuing operations	38.6	(215.5)	(407.5)
Income (Loss) from discontinued operations - net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations - net of tax	0.8	589.3	(12.6)
Net income (loss) attributable to Terex Corporation	$ 45.2	$ 358.5	$ (398.4)
Basic Earnings (Loss) per Share Attributable to Terex Corporation Common Stockholders:
Income (loss) from continuing operations (in dollars per share)	$ 0.35	$ (1.98)	$ (3.97)
Income (loss) from discontinued operations - net of tax (in dollars per share)	$ 0.05	$ (0.14)	$ 0.21
Gain (loss) on disposition of discontinued operations - net of tax (in dollars per share)	$ 0.01	$ 5.42	$ (0.12)
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.41	$ 3.3	$ (3.88)
Diluted Earnings (Loss) per Share Attributable to Terex Corporation Common Stockholders:
Income (loss) from continuing operations (in dollars per share)	$ 0.35	$ (1.98)	$ (3.97)
Income (loss) from discontinued operations - net of tax (in dollars per share)	$ 0.05	$ (0.14)	$ 0.21
Gain (loss) on disposition of discontinued operations - net of tax (in dollars per share)	$ 0.01	$ 5.42	$ (0.12)
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.41	$ 3.3	$ (3.88)
Weighted average number of shares outstanding in per share calculation
Basic (in shares)	109.5	108.7	102.6
Diluted (in shares)	110.7	108.7	102.6

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income (loss)	$ 40.7	$ 362.5	$ (397.3)
Cumulative translation adjustment, net of (provision for) benefit from taxes of $0.6, $8.3 and $0.3, respectively	(101.9)	(65.8)	139.6
Derivative hedging adjustment, net of (provision for) benefit from taxes of $0.8, $(0.5) and $5.0, respectively	(1.5)	1.5	(2.6)
Debt and equity securities adjustment, net of (provision for) benefit from taxes of $55.6 and $(55.7), respectively	(99.9)	100.8	0
Net gain (loss), net of (provision for) benefit from taxes of $11.8, $(2.4) and $5.2, respectively	(26.6)	5.6	(5.4)
Amortization of actuarial gain (loss), net of (provision for) benefit from taxes of $(1.3), $(0.9) and $(1.4), respectively	2.3	2.3	1.4
Foreign exchange and other effects, net of (provision for) benefit from taxes of $(0.2), $(8.5) and $14.2, respectively	0.8	20.1	(14.7)
Total pension liability adjustment	(23.5)	28	(18.7)
Other comprehensive income (loss)	(226.8)	64.5	118.3
Comprehensive income (loss)	(186.1)	427	(277.8)
Comprehensive loss (income) attributable to noncontrolling interest	5.4	(4.1)	(2.3)
Comprehensive income (loss) attributable to Terex Corporation	$ (180.7)	$ 422.9	$ (280.1)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME Parenthetical (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Cumulative translation adjustment tax	$ 0.6	$ 8.3	$ 0.3
Derivative hedging adjustment tax	0.8	(0.5)	5
Debt and equity securities adjustment tax	55.6	(55.7)	0
Pension liability adjustment, Net gain (loss) tax	11.8	(2.4)	5.2
Pension liability adjustment, Amortization of actuarial gain (loss) tax	(1.3)	(0.9)	(1.4)
Pension liability adjustment, Foreign exchange and other effects tax	$ (0.2)	$ (8.5)	$ 14.2

CONSOLIDATED BALANCE SHEET Parenthetical (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Trade receivables, allowance (in dollars)	$ 42.5	$ 46.8
Stockholders' equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	300	300
Common stock, issued shares	121.9	121.2
Treasury stock, shares	13.1	13.1

CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 774.1	$ 894.2
Investments in marketable securities	0	521.4
Trade receivables (net of allowance of $42.5 and $46.8 at December 31, 2011 and 2010, respectively)	1,178.1	782.5
Inventories	1,758.1	1,448.7
Deferred taxes	121.5	23.4
Other current assets	221.4	298.7
Total current assets	4,053.2	3,968.9
Non-current assets
Property, plant and equipment - net	835.5	573.5
Goodwill	1,232.9	492.9
Intangible assets ��� net	519.5	140.4
Deferred taxes	69	90.5
Other assets	353.3	250.2
Total assets	7,063.4	5,516.4
Current liabilities
Notes payable and current portion of long-term debt	77	346.8
Trade accounts payable	764.6	570
Accrued compensation and benefits	222.3	128.5
Accrued warranties and product liability	111	86.4
Customer advances	223.2	95.8
Income taxes payable	185.2	186.8
Other current liabilities	307.6	259.9
Total current liabilities	1,890.9	1,674.2
Non-current liabilities
Long-term debt, less current portion	2,223.4	1,339.5
Retirement plans	344.6	155
Other non-current liabilities	416.1	236.3
Total liabilities	4,875	3,405
Commitments and contingencies
Stockholders' equity
Common stock, $.01 par value - authorized 300.0 shares; issued 121.9 and 121.2 shares at December 31, 2011 and 2010, respectively	1.2	1.2
Additional paid-in capital	1,271.8	1,264.2
Retained earnings	1,361.9	1,316.7
Accumulated other comprehensive income	(125.5)	100.4
Less cost of shares of common stock in treasury - 13.1 shares at December 31, 2011 and 2010	(599.1)	(599.3)
Total Terex Corporation stockholders' equity	1,910.3	2,083.2
Noncontrolling interest	278.1	28.2
Total stockholders' equity	2,188.4	2,111.4
Total liabilities and stockholders' equity	$ 7,063.4	$ 5,516.4

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Common Stock in Treasury	Noncontrolling Interest
Total stockholders' equity, Beginning of Period at Dec. 31, 2008	$ 1,743.9	$ 1.1	$ 1,046.2	$ 1,356.6	$ (82.3)	$ (599.9)	$ 22.2
Shares oustanding, Beginning of Period (in shares) at Dec. 31, 2008		94
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(396.1)			(398.4)			2.3
Translation adjustment	139.6				139.6
Pension liability adjustment	(18.7)				(18.7)
Derivative hedging adjustment	(2.6)				(2.6)
Debt and equity security adjustment	0
Comprehensive Income (Loss)	(277.8)
Issuance of Common Stock	186.6	0.1	186.5
Issuance of Common Stock (in shares)		13.3
Compensation under Stock-based Plans - net	(14)		(15.4)			1.4
Acquisition	9.7						9.7
Purchase of noncontrolling interest	(1.7)		1.2				(2.9)
Distributions to noncontrolling interest	(7.1)						(7.1)
Issuance of convertible debt - net of tax	35		35
Acquisition of Treasury Stock	(0.2)					(0.2)
Total stockholders' equity, End of Period at Dec. 31, 2009	1,674.4	1.2	1,253.5	958.2	36	(598.7)	24.2
Shares outstanding, End of Period (in shares) at Dec. 31, 2009		107.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	362.5			358.5			4
Translation adjustment	(65.8)				(65.9)		0.1
Pension liability adjustment	28				28
Derivative hedging adjustment	1.5				1.5
Debt and equity security adjustment	100.8				100.8
Comprehensive Income (Loss)	427
Issuance of Common Stock	27.5		27.5
Issuance of Common Stock (in shares)		0.8
Compensation under Stock-based Plans - net	(1.9)		(3.8)			1.9
Compensation under Stock-based Plans - net (in shares)		0.1
Acquisition	7.5						7.5
Divestiture	(3.6)						(3.6)
Purchase of noncontrolling interest	(13.6)		(13)				(0.6)
Distributions to noncontrolling interest	3.4						(3.4)
Acquisition of Treasury Stock	(2.5)					(2.5)
Acquisition of Treasury Stock (in shares)		(0.1)
Total stockholders' equity, End of Period at Dec. 31, 2010	2,111.4	1.2	1,264.2	1,316.7	100.4	(599.3)	28.2
Shares outstanding, End of Period (in shares) at Dec. 31, 2010		108.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	40.7			45.2			(4.5)
Translation adjustment	(101.9)				(101)		(0.9)
Pension liability adjustment	(23.5)				(23.5)
Derivative hedging adjustment	(1.5)				(1.5)
Debt and equity security adjustment	(99.9)				(99.9)
Comprehensive Income (Loss)	(186.1)
Issuance of Common Stock	26.5		26.5
Issuance of Common Stock (in shares)		0.7
Compensation under Stock-based Plans - net	(11.1)		(13.7)			2.6
Compensation under Stock-based Plans - net (in shares)		0.1
Acquisition	258.3						258.3
Purchase of noncontrolling interest	(6.5)		(5.2)				(1.3)
Distributions to noncontrolling interest	(1.7)						(1.7)
Acquisition of Treasury Stock	(2.4)					(2.4)
Acquisition of Treasury Stock (in shares)		(0.1)
Total stockholders' equity, End of Period at Dec. 31, 2011	$ 2,188.4	$ 1.2	$ 1,271.8	$ 1,361.9	$ (125.5)	$ (599.1)	$ 278.1
Shares outstanding, End of Period (in shares) at Dec. 31, 2011		108.8

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES OF CONTINUING OPERATIONS
Net income	$ 40.7	$ 362.5	$ (397.3)
Adjustments to reconcile net income (loss) to cash (used in) provided by operating activities:
Discontinued operations	(6.6)	(574)	(9.1)
Depreciation and amortization	126.6	104.8	93.4
Deferred taxes	(2)	108	(131.9)
Gain on sale of assets	(173.5)	(3.3)	(1.9)
Stock-based compensation expense	23.4	34.9	31.8
Other non-cash charges	96.4	101.8	91.5
Changes in operating assets and liabilities (net of effects of acquisitions and divestitures):
Trade receivables	(181.2)	(215.1)	293.7
Inventories	(26.1)	(194.2)	448.3
Trade accounts payable	64.6	36.1	(392.8)
Income taxes payable / receivable	74.4	(143.6)	(63.1)
Other assets and liabilities	(56.3)	(213.6)	(64.1)
Other operating activities, net	38.7	(14.4)	60.9
Net cash provided by (used in)operating activities of continuing operations	19.1	(610.1)	(40.6)
INVESTING ACTIVITIES OF CONTINUING OPERATIONS
Capital expenditures	(79.1)	(55)	(50.4)
Acquisition of business, net of cash acquired	(1,035.2)	(12.8)	(9.8)
Investments in and advances to affiliates	0	(19.3)	0
Proceeds from disposition of discontinued operations	0.5	1,002	0
Investments in derivative securities	(16.1)	(21.1)	0
Proceeds from sale of assets	539.6	10	6.1
Other investing activities, net	(2.2)	0	0
Net cash provided by (used in) investing activities of continuing operations	(592.5)	903.8	(54.1)
FINANCING ACTIVITIES OF CONTINUING OPERATIONS
Repayments of debt	(444.2)	(365.5)	(685)
Proceeds from issuance of debt	926.7	73.9	1,114.3
Proceeds from issuance of common stock, net	0	0	156.3
Payment of debt issuance costs	(26.6)	(7.8)	(17.2)
Purchase of noncontrolling interest	(6.3)	(12.9)	(1.7)
Distributions to noncontrolling interest	0	(3.4)	(7.1)
Other financing activities, net	4.6	0	(0.8)
Net cash provided by (used in) investing activities of continuing operations	454.2	(315.7)	558.8
CASH FLOWS FROM DISCONTINUED OPERATIONS
Net cash (used in) provided by operating activities of discontinued operations	0	(53.1)	2.9
Net cash provided by (used in) investing activities of discontinued operations	0	0.1	(7)
Net cash used in financing activities of discontinued operations	0	0	(0.2)
Net cash used in discontinued operations	0	(53)	(4.3)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(0.9)	(2)	27
Net Increase (Decrease) in Cash and Cash Equivalents	(120.1)	(77)	486.8
Cash and Cash Equivalents at Beginning of Period	894.2	971.2	484.4
Cash and Cash Equivalents at End of Period	$ 774.1	$ 894.2	$ 971.2

BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION

Principles of Consolidation.  The Consolidated Financial Statements include the accounts of Terex Corporation and its majority-owned subsidiaries (“Terex” or the “Company”).  The Company consolidates all majority-owned and controlled subsidiaries, applies the equity method of accounting for investments in which the Company is able to exercise significant influence, and applies the cost method for all other investments.  All material intercompany balances, transactions and profits have been eliminated.

On August 16, 2011, the Company acquired a majority interest in the shares of Demag Cranes AG. The results of Demag Cranes AG and its consolidated subsidiaries (“Demag Cranes AG”) comprise the Material Handling & Port Solutions (“MHPS”) segment since the date of acquisition. See Note I – “Acquisitions.”

Reclassification and Revisions.  Certain prior year amounts have been reclassified to conform to the current year’s presentation.  Effective July 1, 2011, the Company’s bridge inspection equipment, which was formerly included in the Construction segment, is now included in the Aerial Work Platforms (“AWP”) segment.  The Company has changed the presentation of its Consolidated Statement of Cash Flows. Income tax receivables have been netted against income taxes payable. Certain borrowings and repayments of debt have been reported on a gross basis; these cash flows were reported on a net basis previously. The Company has reclassified the impact of certain non-cash items on Trade receivables and Inventories and has also combined certain line items within the operating activities section of the Consolidated Statement of Cash Flows. The Company believes that these changes provide a clearer presentation of the Company’s cash flows. On February 19, 2010, the Company completed the disposition of its Mining business to Bucyrus International, Inc. (“Bucyrus”).  The results of the Mining business were consolidated within the former Materials Processing & Mining Segment.  On December 31, 2009, the Company sold the assets of its construction trailer business.  The results of this business were formerly consolidated within the AWP segment.  In March 2010, the Company sold the assets of its Powertrain pumps business and gears business.  The results of these businesses were formerly consolidated within the Construction segment.  On March 10, 2010, the Company entered into a definitive agreement to sell all of its Atlas heavy construction equipment and knuckle-boom cranes businesses (collectively, “Atlas”) to Atlas Maschinen GmbH (“Atlas Maschinen”).  The results of these businesses were formerly consolidated within the Construction and Cranes segments, respectively.  The Company completed the portion of this transaction related to the operations in Germany on April 15, 2010 and the operations in the United Kingdom on August 11, 2010.  Due to the divestiture of these businesses, the reporting of these businesses has been included in discontinued operations for all periods presented.  See Note D – “Discontinued Operations” for further information on the sales of these businesses. The Company revised its Condensed Consolidating Financial Statements to correct the presentation of intercompany activities between the Company, the Wholly-owned Guarantors and the non-guarantor subsidiaries for investments, loans, capital contributions and repayments. See Note S – “Consolidating Financial Statements” for further information on these revisions.

Use of Estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

Cash and Cash Equivalents.  Cash equivalents consist of highly liquid investments with original maturities of three months or less.  The carrying amount of cash and cash equivalents approximates their fair value.  Cash and cash equivalents at December 31, 2011 and 2010 include $14.2 million and $16.3 million, respectively, which were not immediately available for use.  These consist primarily of cash balances held in escrow to secure various obligations of the Company.

Inventories.  Inventories are stated at the lower of cost or market (“LCM”) value. Cost is determined principally by the average cost method and the first-in, first-out (“FIFO”) (approximately 58% and 42% , respectively).  In valuing inventory, the Company is required to make assumptions regarding the level of reserves required to value potentially obsolete or over-valued items at the lower of cost or market.  These assumptions require the Company to analyze the aging of and forecasted demand for its inventory, forecast future products sales prices, pricing trends and margins, and to make judgments and estimates regarding obsolete or excess inventory.  Future product sales prices, pricing trends and margins are based on the best available information at that time including actual orders received, negotiations with the Company’s customers for future orders, including their plans for expenditures, and market trends for similar products.  The Company’s judgments and estimates for excess or obsolete inventory are based on analysis of actual and forecasted usage.  The valuation of used equipment taken in trade from customers requires the Company to use the best information available to determine the value of the equipment to potential customers.  This value is subject to change based on numerous conditions. Inventory reserves are established taking into account age, frequency of use, or sale, and in the case of repair parts, the installed base of machines.  While calculations are made involving these factors, significant management judgment regarding expectations for future events is involved.  Future events that could significantly influence the Company’s judgment and related estimates include general economic conditions in markets where the Company’s products are sold, new equipment price fluctuations, actions of the Company’s competitors, including the introduction of new products and technological advances, as well as new products and design changes the Company introduces.  The Company makes adjustments to its inventory reserve based on the identification of specific situations and increases its inventory reserves accordingly.  As further changes in future economic or industry conditions occur, the Company will revise the estimates that were used to calculate its inventory reserves.  At December 31, 2011 and 2010, reserves for LCM, excess and obsolete inventory totaled $120.1 million and $106.7 million, respectively.

If actual conditions are less favorable than those the Company has projected, the Company will increase its reserves for LCM, excess and obsolete inventory accordingly.  Any increase in the Company’s reserves will adversely impact its results of operations.  The establishment of a reserve for LCM, excess and obsolete inventory establishes a new cost basis in the inventory.  Such reserves are not reduced until the product is sold.

Debt Issuance Costs.  Debt issuance costs incurred in securing the Company’s financing arrangements are capitalized and amortized over the term of the associated debt.  Capitalized debt issuance costs related to debt that is extinguished early are charged to expense at the time of retirement. Debt issuance costs were $42.7 million and $25.8 million (net of accumulated amortization of $11.9 million and $12.8 million) at December 31, 2011 and 2010, respectively.

Intangible Assets.  Intangible assets include purchased patents, trademarks, customer relationships and other specifically identifiable assets and are amortized on a straight-line basis over the respective estimated useful lives, which range from one to forty-five years.  Intangible assets are reviewed for impairment when circumstances warrant.

Goodwill.  Goodwill, representing the difference between the total purchase price and the fair value of assets (tangible and intangible) and liabilities at the date of acquisition, is reviewed for impairment annually, and more frequently as circumstances warrant, and written down only in the period in which the recorded value of such assets exceed their fair value.  The Company selected October 1 as the date for the required annual impairment test.

Goodwill is tested for impairment at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which discrete financial information with similar economic characteristics is available and the operating results are regularly reviewed by the Company’s management.  The AWP, Construction, Cranes and MP operating segments plus the Material Handling business (including services) and Port Solutions business of MHPS, comprise the six reporting units for goodwill impairment testing purposes.

The Company adopted Financial Accounting Standards Board (the “FASB”) Accounting Standards Update (“ASU”) ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350),” (“ASU 2011-08”) at the beginning of its fourth quarter of 2011 on a prospective basis. See “Recent Accounting Pronouncements” below. ASU 2011-08 allows us to first assess, qualitatively, whether it is necessary to perform the quantitative two-step goodwill impairment test as described below. If we believe, as a result of our qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step goodwill impairment process is required. We have the unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the quantitative goodwill impairment test.

The quantitative goodwill impairment analysis is a two-step process.  The first step used to identify potential impairment involves comparing each reporting unit’s estimated fair value to its carrying value, including goodwill.  The Company uses an income approach derived from a discounted cash flow model to estimate the fair value of its reporting units.  The aggregate fair value of the Company’s reporting units is compared to the Company’s market capitalization on the valuation date to assess its reasonableness.  The initial recognition of goodwill, as well as the annual review of the carrying value of goodwill, requires that the Company develop estimates of future business performance.  These estimates are used to derive expected cash flow and include assumptions regarding future sales levels and the level of working capital needed to support a given business.  The Company relies on data developed by business segment management as well as macroeconomic data in making these calculations. The discounted cash flow model also includes a determination of the Company’s weighted average cost of capital.  The cost of capital is based on assumptions about interest rates as well as a risk-adjusted rate of return required by the Company’s equity investors.  Changes in these estimates can impact the present value of the expected cash flow that is used in determining the fair value of acquired intangible assets as well as the overall expected value of a given business.

The second step of the process involves the calculation of an implied fair value of goodwill for each reporting unit for which step one indicated impairment.  The implied fair value of goodwill is determined by measuring the excess of the estimated fair value of the reporting unit over the estimated fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination.  If the implied fair value of goodwill exceeds the carrying value of goodwill assigned to the reporting unit, there is no impairment.  If the carrying value of goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess.  An impairment loss cannot exceed the carrying value of goodwill assigned to a reporting unit and the subsequent reversal of goodwill impairment losses is not permitted.

There were no indicators of goodwill impairment in the tests performed as of October 1, 2011, 2010 and 2009. See Note J – “Goodwill and Intangible Assets” in the Notes to the Consolidated Financial Statements.

Property, Plant and Equipment.  Property, plant and equipment are stated at cost.  Expenditures for major renewals and improvements are capitalized while expenditures for maintenance and repairs not expected to extend the life of an asset beyond its normal useful life are charged to expense when incurred.  Plant and equipment are depreciated over the estimated useful lives (1-40 years and 2-20 years, respectively) of the assets under the straight-line method of depreciation for financial reporting purposes and both straight-line and other methods for tax purposes.

Impairment of Long-Lived Assets. The Company’s policy is to assess the realizability of its long-lived assets, including intangible assets, and to evaluate such assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets (or group of assets) may not be recoverable.  Impairment is determined to exist if fair value based on the estimated future undiscounted cash flows are less than the carrying value.  Future cash flow projections include assumptions for future sales levels and the level of working capital needed to support each business.  The Company uses data developed by business segment management as well as macroeconomic data in making these calculations.  The amount of any impairment then recognized would be calculated as the difference between estimated fair value and the carrying value of the asset.  The Company recognized asset impairments of $18.8 million, $11.4 million and $4.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, of which, $8.8 million, $9.3 million and $1.5 million, respectively, were recognized as part of restructuring costs.  See Note L – “Restructuring and Other Charges.”

Accounts Receivable and Allowance for Doubtful Accounts.  Trade accounts receivable are recorded at the invoiced amount and do not bear interest.  The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable.  The Company determines the allowance based on historical customer review and current financial conditions.  The Company reviews its allowance for doubtful accounts at least quarterly.  Past due balances over 90 days and over a specified amount are reviewed individually for collectibility.  All other balances are reviewed on a pooled basis by type of receivable.  Account balances are charged off against the allowance when the Company determines it is probable the receivable will not be recovered.  There can be no assurance that the Company’s historical accounts receivable collection experience will be indicative of future results.  The Company has off-balance sheet credit exposure related to guarantees provided to financial institutions as disclosed in Note Q – “Litigation and Contingencies.”  Substantially all receivables were trade receivables at December 31, 2011 and 2010.

Revenue Recognition.  Revenue and related costs are generally recorded when products are shipped and invoiced to either independently owned and operated dealers or to customers.  Shipping and handling charges are recorded in Cost of goods sold.

Revenue generated in the United States is recognized when title and risk of loss pass from the Company to its customers which generally occurs upon shipment depending upon the shipping terms negotiated.  The Company also has a policy which requires it to meet certain criteria in order to recognize revenue, including satisfaction of the following requirements:

a)                                     Persuasive evidence that an arrangement exists;
b)                                    The price to the buyer is fixed or determinable;
c)                                     Collectibility is reasonably assured; and
d)                                    The Company has no significant obligations for future performance.

In the United States, the Company has the ability to enter into a security agreement and receive a security interest in the product by filing an appropriate Uniform Commercial Code (“UCC”) financing statement.  However, a significant portion of the Company’s revenue is generated outside of the United States.  In many countries outside of the United States, as a matter of statutory law, a seller retains title to a product until payment is made.  The laws do not provide for a seller’s retention of a security interest in goods in the same manner as established in the UCC.  In these countries, the Company retains title to goods delivered to a customer until the customer makes payment so that the Company can recover the goods in the event of customer default on payment.  In these circumstances, where the Company only retains title to secure its recovery in the event of customer default, the Company also has a policy requiring it to meet certain criteria in order to recognize revenue, including satisfaction of the following requirements:

a)                                     Persuasive evidence that an arrangement exists;
b)                                    Delivery has occurred or services have been rendered;
c)                                     The price to the buyer is fixed or determinable;
d)                                    Collectibility is reasonably assured;
e)                                     The Company has no significant obligations for future performance; and
f)                                       The Company is not entitled to direct the disposition of the goods, cannot rescind the transaction, cannot prohibit the customer from moving, selling, or otherwise using the goods in the ordinary course of business and has no other rights of holding title that rest with a titleholder of property that is subject to a lien under the UCC.

In circumstances where the sales transaction requires acceptance by the customer for items such as testing on site, installation, trial period or performance criteria, revenue is not recognized unless the following criteria have been met:

a)                                     Persuasive evidence that an arrangement exists;
b)                                    Delivery has occurred or services have been rendered;
c)                                     The price to the buyer is fixed or determinable;
d)                                    Collectibility is reasonably assured; and
e)                                     The customer has given their acceptance, the time period has elapsed or the Company has otherwise objectively demonstrated that the criteria specified in the acceptance provisions have been satisfied.

In addition to performance commitments, the Company analyzes factors such as the reason for the purchase to determine if revenue should be recognized.  This analysis is done before the product is shipped and includes the evaluation of factors that may affect the conclusion related to the revenue recognition criteria as follows:

a)                                     Persuasive evidence that an arrangement exists;
b)                                    Delivery has occurred or services have been rendered;
c)                                     The price to the buyer is fixed or determinable; and
d)                                    Collectibility is reasonably assured.

Revenue from sales-type leases is recognized at the inception of the lease. Income from operating leases is recognized ratably over the term of the lease. The Company routinely sells equipment subject to operating leases and the related lease payments.  If the Company does not retain a substantial risk of ownership in the equipment, the transaction is recorded as a sale.  If the Company does retain a substantial risk of ownership, the transaction is recorded as a borrowing, the operating lease payments are recognized as revenue over the term of the lease and the debt is amortized over a similar period.

The Company, from time to time, issues buyback guarantees in conjunction with certain sales agreements.  These primarily relate to trade value agreements (“TVAs”) in which a customer may trade in equipment in the future at a stated price/credit if the customer meets certain conditions.  The trade-in price/credit is determined at the time of the original sale of equipment.  In conjunction with the trade-in, these conditions include a requirement to purchase new equipment at fair market value at the time of trade-in, which fair value is required to be of equal or greater value than the original equipment cost.  Other conditions also include the general functionality and state of repair of the machine.  The Company has concluded that any credit provided to customers under a TVA/buyback guarantee, which is expected to be equal to or less than the fair value of the equipment returned on the trade-in date, is a guarantee to be accounted for in accordance with Accounting Standards Codification (“ASC”) 460, “Guarantees” (“ASC 460”).

The original sale of equipment, accompanied by a buyback guarantee, is a multiple element transaction wherein the Company offers its customer the right, after some period of time, for a limited period of time, to exchange purchased equipment for a fixed price trade-in credit toward another of our products.  The fixed price trade-in credit is accounted for under the guidance provided by ASC 460. Pursuant to this right, the Company has agreed to make a payment (in the form of a trade-in credit) to the customer contingent upon the customer exercising its right to trade in the original purchased equipment.  Under the guidance of ASC 460, the Company records the fixed price trade-in credit at its fair value.  Accordingly, as noted above, the Company has accounted for the trade-in credit as a separate deliverable in a multiple element arrangement.

Guarantees.  The Company records a liability for the estimated fair value of guarantees issued pursuant to ASC 460.  The Company recognizes a loss under a guarantee when its obligation to make payment under the guarantee is probable and the amount of the loss can be estimated.  A loss would be recognized if the Company’s payment obligation under the guarantee exceeds the value it can expect to recover to offset such payment, primarily through the sale of the equipment underlying the guarantee.

Accrued Warranties.  The Company records accruals for potential warranty claims based on its claim experience.  The Company’s products are typically sold with a standard warranty covering defects that arise during a fixed period.  Each business provides a warranty specific to the products it offers.  The specific warranty offered by a business is a function of customer expectations and competitive forces.  Warranty length is generally a fixed period of time, a fixed number of operating hours, or both.

A liability for estimated warranty claims is accrued at the time of sale.  The non-current portion of the warranty accrual is included in Other non-current liabilities in the Company’s Consolidated Balance Sheet.  The liability is established using historical warranty claim experience for each product sold.  Historical claim experience may be adjusted for known design improvements or for the impact of unusual product quality issues.  Warranty reserves are reviewed quarterly to ensure critical assumptions are updated for known events that may affect the potential warranty liability.

The following table summarizes the changes in the consolidated product warranty liability (in millions):

Balance as of December 31, 2009	$126.2
Accruals for warranties issued during the period	74.5
Business acquired during the period	—
Changes in estimates	0.1
Settlements during the year	(92.8)
Foreign exchange effect/other	(5.0)
Balance as of December 31, 2010	103.0
Accruals for warranties issued during the period	74.9
Business acquired during the period	24.7
Changes in estimates	11.5
Settlements during the year	(76.5)
Foreign exchange effect/other	(3.5)
Balance as of December 31, 2011	$134.1

Accrued Product Liability.  The Company records accruals for product liability claims when deemed probable and estimable based on facts and circumstances, and prior claim experience.  Accruals for product liability claims are valued based upon the Company’s prior claims experience, including consideration of the jurisdiction, circumstances of the accident, type of loss or injury, identity of plaintiff, other potential responsible parties, analysis of outside legal counsel, analysis of internal product liability counsel and the experience of the Company’s director of product safety.  Actual product liability costs could be different due to a number of variables such as the decisions of juries or judges.

Defined Benefit Pension and Other Postretirement Benefits.  The Company provides postretirement benefits to certain former salaried and hourly employees and certain hourly employees covered by bargaining unit contracts that provide such benefits.  The Company accounts for these benefits under ASC 715, “Compensation-Retirement Benefits” (“ASC 715”).  ASC 715 requires balance sheet recognition of the overfunded or underfunded status of pension and postretirement benefit plans.  Under ASC 715, actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards must be recognized in Accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost.  See Note O – “Retirement Plans and Other Benefits.”

Deferred Compensation.  The Company maintains a Deferred Compensation Plan, which is described more fully in Note O – “Retirement Plans and Other Benefits.”  The Company’s common stock, par value $0.01 per share (“Common Stock”) held in a rabbi trust pursuant to the Company’s Deferred Compensation Plan, is treated in a manner similar to treasury stock and is recorded at cost within Stockholders’ equity as of December 31, 2011 and 2010.  The plan obligations for participant deferrals in the Company’s Common Stock are classified as Additional paid-in capital within Stockholders’ equity.  The total of the Company’s Common Stock required to settle this deferred compensation obligation is included in the denominator in both basic and diluted earnings per share calculations.

Stock-Based Compensation.  At December 31, 2011, the Company had stock-based employee compensation plans, which are described more fully in Note P – “Stockholders’ Equity.”  The Company accounts for those plans under the recognition and measurement principles of ASC 718, “Compensation–Stock Compensation” (“ASC 718”).  ASC 718 requires that expense resulting from all share-based payment transactions be recognized in the financial statements at fair value.

Foreign Currency Translation.  Assets and liabilities of the Company’s non-U.S. operations are translated at year-end exchange rates.  Income and expenses are translated at average exchange rates prevailing during the year.  For operations whose functional currency is the local currency, translation adjustments are recorded in the Accumulated other comprehensive income component of Stockholders’ equity. Gains or losses resulting from foreign currency transactions are recorded in the accounts based on the underlying transaction.

Derivatives.  Derivative financial instruments are recorded in the Consolidated Balance Sheet at their fair value as either assets or liabilities.  Changes in the fair value of derivatives are recorded each period in earnings or Accumulated other comprehensive income, depending on whether a derivative is designated and effective as part of a hedge transaction and, if it is, the type of hedge transaction.  Gains and losses on derivative instruments reported in Accumulated other comprehensive income are included in earnings in the periods in which earnings are affected by the hedged item. See Note K – “Derivative Financial Instruments.”

Environmental Policies.  Environmental expenditures that relate to current operations are either expensed or capitalized depending on the nature of the expenditure.  Expenditures relating to conditions caused by past operations that do not contribute to current or future revenue generation are expensed.  Liabilities are recorded when environmental assessments and/or remedial actions are probable and the costs can be reasonably estimated.  Such amounts were not material at December 31, 2011 and 2010.

Research and Development Costs.  Research and development costs are expensed as incurred. Such costs incurred in the development of new products or significant improvements to existing products are included in Selling, general and administrative expenses.  Research and development costs were $73.7 million, $59.9 million and $58.9 million during 2011, 2010 and 2009, respectively.

Income Taxes.  The Company accounts for income taxes using the asset and liability method.  This method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities.  See Note C – “Income Taxes.”

Earnings Per Share.  Basic (loss) earnings per share is computed by dividing Net (loss) income attributable to Terex Corporation for the period by the weighted average number of shares of Common Stock outstanding.  Diluted earnings per share is computed by dividing Net (loss) income attributable to Terex Corporation for the period by the weighted average number of shares of Common Stock outstanding and potential dilutive common shares.  See Note E – “Earnings Per Share.”

Fair Value Measurements. Assets and liabilities measured at fair value on a recurring basis under the provisions of ASC 820, “Fair Value Measurement and Disclosure” (“ASC 820”) include interest rate swap and foreign currency forward contracts discussed in Note K – “Derivative Financial Instruments.”  These contracts are valued using a market approach, which uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.  ASC 820 establishes a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s assumptions (unobservable inputs).  The hierarchy consists of three levels:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 – Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Determining which category an asset or liability falls within this hierarchy requires judgment.  The Company evaluates its hierarchy disclosures each quarter.

Recent Accounting Pronouncements.  In October 2009, the FASB issued ASU 2009-13, “Multiple-Deliverable Revenue Arrangements,” which amended Accounting Standards Codification (“ASC”) 605, “Revenue Recognition.”  This guidance addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, and how to allocate consideration to each unit of accounting.  In an arrangement with multiple deliverables, the delivered item(s) shall be considered a separate unit of accounting if the delivered items have value to the customer on a stand-alone basis.  Items have value on a stand-alone basis if they are sold separately by any vendor or the customer could resell the delivered items on a stand-alone basis and if the arrangement includes a general right of return relative to the delivered items, delivery or performance of the undelivered items is considered probable and substantially in the control of the vendor.

Arrangement consideration shall be allocated at the inception of the arrangement to all deliverables based on their relative selling price, except under certain circumstances such as items recorded at fair value and items not contingent upon delivery of additional items or meeting other specified performance conditions.  The selling price for each deliverable shall be determined using vendor specific objective evidence (“VSOE”) of selling price, if it exists, otherwise third-party evidence of selling price.  If neither VSOE nor third-party evidence exists for a deliverable, then the vendor shall use its best estimate of the selling price for that deliverable.  This guidance eliminates use of the residual value method for determining allocation of arrangement consideration and it allows for use of an entity’s best estimate to determine selling price if VSOE and third-party evidence cannot be determined.  It also requires additional disclosures such as: nature of the arrangement, certain provisions within the arrangement, significant factors used to determine selling prices and timing of revenue recognition related to the arrangement.  This guidance was effective for fiscal years beginning on or after June 15, 2010, with early adoption permitted.  Adoption of this guidance did not have a significant impact on the determination or reporting of the Company’s financial results.

In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements,” which amends ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”).  This amendment requires new disclosures, including reasons for and amounts of significant transfers in and out of Levels 1 and 2 fair value measurements and separate presentation of purchases, sales, issuances and settlements in the reconciliation of activity for Level 3 fair value measurements.  It also clarified guidance related to determining appropriate classes of assets and liabilities and information to be provided for valuation techniques used to measure fair value.  This guidance with respect to Level 3 fair value measurements was effective for the Company in its interim and annual reporting periods beginning after December 15, 2010.  Adoption of this guidance did not have a significant impact on the determination or reporting of the Company’s financial results.

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations.” The amendments in this update clarify the acquisition date that should be used for reporting pro forma financial information disclosures in Topic 805 when comparative financial statements are presented. The amendments also improve usefulness of the pro forma revenue and earnings disclosures by requiring description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination(s). The amendments in this update were effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Adoption of this guidance did not have a significant impact on the determination or reporting of the Company’s financial results.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which amended ASC 820, “Fair Value Measurements and Disclosures.” This guidance addresses efforts to achieve convergence between U.S. GAAP and International Financial Reporting Standards (“IFRS”) requirements for measurement of and disclosures about fair value. The amendments are not expected to have a significant impact on companies applying U.S. GAAP. Key provisions of the amendment include: a prohibition on grouping financial instruments for purposes of determining fair value, except when an entity manages market and credit risks on the basis of the entity’s net exposure to the group; an extension of the prohibition against the use of a blockage factor to all fair value measurements (that prohibition currently applies only to financial instruments with quoted prices in active markets); and a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. In addition, for items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This guidance was effective for the Company in its interim and annual reporting periods beginning after December 15, 2011. Adoption of this guidance is not expected to have a significant impact on the determination or reporting of the Company’s financial results.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”) which amends current comprehensive income guidance. This accounting update eliminates the option to present components of other comprehensive income as part of the statement of stockholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05,” (“ASU-2011-12”). ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 and 2011-12 were effective for the Company on January 1, 2012. Since the provisions of ASU 2011-05 and 2011-12 are presentation related only, adoption of ASU 2011-05 and 2011-12 did not have a significant impact on the determination or reporting of the Company’s financial results. Accordingly, the Company now includes a Consolidated Statement of Comprehensive Income as part of their primary financial statements.

In September 2011, the FASB issued ASU 2011-08. ASU 2011-08 allows entities to first assess qualitatively whether it is necessary to perform the two-step goodwill impairment test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step goodwill impairment test is required. An entity has the unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the goodwill impairment test. The Company elected to early adopt this accounting guidance at the beginning of its fourth quarter of 2011 on a prospective basis for goodwill impairment tests. Adoption of this standard did not have a significant impact on the determination or reporting of the Company’s financial results.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Adoption of this guidance is not expected to have a significant impact on the determination or reporting of the Company’s financial results.

BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

Terex is a diversified global equipment manufacturer of a variety of capital goods machinery products. The Company is focused on delivering reliable, customer-driven solutions for a wide range of commercial applications, including the construction, infrastructure, quarrying, mining, manufacturing, shipping, transportation, refining, energy and utility industries. The Company operates in five reportable segments: (i) AWP; (ii) Construction; (iii) Cranes; (iv) MHPS; and (v) Materials Processing (“MP”).

The AWP segment designs, manufactures, refurbishes, services and markets aerial work platform equipment, telehandlers, light towers, bridge inspection equipment and utility equipment as well as their related replacement parts and components. Customers use these products to construct and maintain industrial, commercial and residential buildings and facilities, construct and maintain utility and telecommunication lines, trim trees, in construction and foundation drilling applications and for other commercial operations, as well as in a wide range of infrastructure projects. Effective July 1, 2011, the Company’s bridge inspection equipment, which was formerly included in the Construction segment, is now included in the AWP segment.

The Construction segment designs, manufactures and markets heavy and compact construction equipment, as well as roadbuilding equipment, including asphalt and concrete equipment and landfill compactors, as well as their related replacement parts and components. Customers use these products in construction and infrastructure projects, in building roads and bridges, in quarrying and mining operations and for material handling applications.

The Cranes segment designs, manufactures, services and markets mobile telescopic cranes, tower cranes, lattice boom crawler cranes, lattice boom truck cranes and truck-mounted cranes (boom trucks), as well as their related replacement parts and components. Cranes products are used primarily for construction, repair and maintenance of commercial buildings, manufacturing facilities and infrastructure projects.

The MHPS segment designs, manufactures, refurbishes, services and markets industrial cranes, including standard cranes, process cranes, rope and chain hoists, electric motors, light crane systems and crane components as well as a diverse portfolio of port and rail equipment including mobile harbor cranes, straddle and sprinter carriers, gantry cranes, ship-to-shore cranes, reach stackers, empty container handlers, full container handlers, general cargo lift trucks, automated stacking cranes, automated guided vehicles and terminal automation technology, including software. The segment operates an extensive global sales and service network. Customers use these products for material handling at manufacturing and port and rail facilities.

The MHPS segment was formed upon the completion of the Company’s acquisition of a majority interest in the shares of Demag Cranes AG. See Note I – “Acquisitions.” Accordingly, the results of Demag Cranes AG and its subsidiaries (“Demag Cranes”) are consolidated within MHPS from its date of acquisition. The Company acquired the port equipment businesses of Reggiane Cranes and Plants S.p.A. and Noell Crane Holding GmbH (collectively, “Terex Port Equipment” or the “Port Equipment Business”) on July 23, 2009.  Subsequently, effective July 1, 2012, the Company realigned certain operations to provide a single source for serving port equipment customers. The Terex Port Equipment business and the Company’s French reach stacker business, both formerly part of the Cranes segment, are now consolidated within the MHPS segment. The results of the Port Equipment Business are included in the MHPS segment from its date of acquisition. As a result, the 2011 performance of this segment reflects twelve months of operations of the Port Equipment Business and approximately four and a half months of operations of Demag Cranes, the 2010 performance reflects twelve months of operations of the Port Equipment Business and 2009 reflects approximately five months of operations of the Port Equipment Business. Accordingly, comparisons between the years must be reviewed in this context.

The MP segment designs, manufactures and markets materials processing equipment, including crushers, washing systems, screens, apron feeders, chippers and related components and replacement parts. Construction, quarrying, mining, recycling, landscaping and government customers use MP products in construction, recycling, landscaping and infrastructure projects, as well as in various quarrying and mining applications.

The Company assists customers in their rental, leasing and acquisition of its products through Terex Financial Services (“TFS”). TFS utilizes its equipment and financial leasing experience to provide a variety of financing solutions to the Company’s customers when they purchase equipment manufactured by the Company.

The Company has no customers that accounted for more than 10% of consolidated sales in 2011.  The results of businesses acquired during 2011, 2010 and 2009 are included from the dates of their respective acquisitions.

Included in Eliminations/Corporate are the eliminations among the five segments, as well as general and corporate items. Business segment information is presented below (in millions):

	Year Ended December 31,
	2011	2010	2009
Net Sales
AWP	$1,750.0	$1,076.3	$845.3
Construction	1,505.6	1,081.2	832.9
Cranes	1,543.0	1,419.2	1,739.1
MHPS	1,077.3	364.4	152.6
MP	682.8	533.1	353.6
Corporate and Other / Eliminations	(54.1)	(56.0)	(65.1)
Total	$6,504.6	$4,418.2	$3,858.4
Income (loss) from Operations
AWP	$86.3	$2.8	$(154.7)
Construction	(18.4)	(52.0)	(243.4)
Cranes	25.7	54.6	112.4
MHPS	(64.7)	(21.1)	(8.8)
MP	59.5	24.5	(49.3)
Corporate and Other / Eliminations *	(7.2)	(82.6)	(57.9)
Total	$81.2	$(73.8)	$(401.7)
Depreciation and Amortization
AWP	$17.7	$18.1	$17.9
Construction	25.5	28.4	29.6
Cranes	26.9	22.9	21.8
MHPS	35.8	15.0	7.2
MP	5.8	5.7	5.7
Corporate	14.9	14.7	11.2
Total	$126.6	$104.8	$93.4
Capital Expenditures
AWP	$14.9	$19.4	$6.8
Construction	17.5	9.7	5.5
Cranes	13.2	12.4	10.4
MHPS	17.0	1.1	0.5
MP	2.6	2.6	7.2
Corporate	13.9	9.8	20.0
Total	$79.1	$55.0	$50.4

* Corporate cost allocation method to segments increased in 2011.

	December 31,
	2011	2010
Identifiable Assets
AWP	$1,039.5	$837.2
Construction	1,232.3	1,186.8
Cranes	1,517.4	1,577.8
MHPS	2,890.2	723.2
MP	928.7	913.2
Corporate and Other / Eliminations	(544.7)	278.2
Total	$7,063.4	$5,516.4

Sales between segments are generally priced to recover costs plus a reasonable markup for profit, which is eliminated in consolidation.

Geographic segment information is presented below (in millions):

	Year Ended December 31,
	2011	2010	2009
Net Sales
United States	$1,858.3	$1,191.8	$1,008.3
United Kingdom	288.6	203.6	246.9
Germany	582.5	313.3	337.4
Other European countries	1,320.3	891.3	937.8
All other	2,454.9	1,818.2	1,328.0
Total	$6,504.6	$4,418.2	$3,858.4

	December 31,
	2011	2010
Long-lived Assets
United States	$184.5	$167.1
United Kingdom	36.7	38.8
Germany	313.3	127.4
Other European countries	124.2	114.4
All other	176.8	125.8
Total	$835.5	$573.5

The Company attributes sales to unaffiliated customers in different geographical areas based on the location of the customer.  Long-lived assets consist of net fixed assets, which can be attributed to the specific geographic regions.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of income (loss) from continuing operations before income taxes are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
United States	$159.1	$(159.0)	$(316.2)
Foreign	(74.6)	(79.3)	(207.6)
Income (loss) from continuing operations before income taxes	$84.5	$(238.3)	$(523.8)

Income (loss) before income taxes including Income (loss) from discontinued operations and Gain (loss) from disposition of discontinued operations attributable to the Company was $83.7 million, $584.7 million and $(454.7) million for the years ended December 31, 2011, 2010 and 2009, respectively.

The major components of the Company’s provision for (benefit from) income taxes on continuing operations before income taxes are summarized below (in millions):

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$22.8	$(144.1)	$(3.6)
State	1.5	(0.8)	(0.5)
Foreign	28.1	10.1	18.6
Current income tax provision (benefit)	52.4	(134.8)	14.5
Deferred:
Federal	3.9	91.4	(97.3)
State	5.6	(2.3)	(1.5)
Foreign	(11.5)	18.9	(33.1)
Deferred income tax (benefit) provision	(2.0)	108.0	(131.9)
Total provision for (benefit from) income taxes	$50.4	$(26.8)	$(117.4)

Included in the total benefit from income taxes for the year ended December 31, 2010 was expense of $15.5 million related to foreign exchange gain included in other comprehensive income.  Including discontinued operations and disposition of discontinued operations, the total (benefit from) provision for income taxes was $43.0 million, $222.2 million and $(57.5) million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred tax assets and liabilities result from differences in the bases of assets and liabilities for tax and financial statement purposes.  The tax effects of the basis differences and net operating loss carry forwards as of December 31, 2011 and 2010 for continuing operations are summarized below for major balance sheet captions (in millions):

	2011	2010
Property, plant and equipment	$(67.7)	$(42.4)
Intangibles	(152.4)	(41.6)
Trade receivables	9.8	8.0
Inventories	51.8	33.8
Accrued warranties and product liability	21.6	16.3
Net operating loss carry forwards	197.1	215.9
Retirement plans and other	57.0	38.7
Accrued compensation and benefits	23.7	23.0
Investments	(7.4)	(67.3)
Credits	26.3	28.3
Other	28.3	(5.4)
Deferred tax assets valuation allowance	(183.3)	(157.6)
Net deferred tax assets (liabilities)	$4.8	$49.7

Deferred tax assets for continuing operations total $373.7 million before valuation allowances of $183.3 million at December 31, 2011.  Total deferred tax liabilities for continuing operations of $185.6 million include $17.8 million in current liabilities and $167.8 million in non-current liabilities on the Consolidated Balance Sheet at December 31, 2011.  Included in net deferred tax assets for continuing operations are income taxes paid on intercompany transactions of $16.9 million and $7.8 million as of December 31, 2011 and 2010, respectively.  There were no deferred tax assets for discontinued operations as of December 31, 2011 and 2010.

The Company conducts business globally and the Company and its subsidiaries file income tax returns in U.S. federal, state and foreign jurisdictions, as required. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Australia, Germany, Italy, the United Kingdom and the U.S. Various entities of the Company are currently under audit in Germany, Italy, the U.S. and elsewhere. With few exceptions, including net operating loss carry forwards in the U.S. and certain subsidiaries in Germany that are under audit, the statute of limitations for the Company and its subsidiaries has, as a practical matter expired for tax years prior to 2007. The Company assesses uncertain tax positions for recognition, measurement and effective settlement. Where the Company has determined that its tax return filing position does not satisfy the more likely than not recognition threshold of ASC 740, “Income Taxes,” it has recorded no tax benefits. Where the Company has determined that its tax return filing positions are more likely than not to be sustained, the Company has measured and recorded the largest amount of tax benefit greater than 50% likely to be realized.

The following table summarizes the activity related to the Company’s total (including discontinued operations) unrecognized tax benefits (in millions):

Balance as of January 1, 2009	$115.9
Additions for current year tax positions	33.6
Additions for prior year tax positions	148.6
Reductions for prior year tax positions	(117.1)
Reductions for tax positions related to current year	(26.1)
Reductions related to expiration of statute of limitations	(6.4)
Settlements	(2.8)
Acquired balances	5.4
Balance as of December 31, 2009	151.1
Additions for current year tax positions	3.4
Additions for prior year tax positions	20.7
Reductions for prior year tax positions	(7.0)
Reductions for tax positions related to current year	(1.2)
Reductions related to expiration of statute of limitations	(1.3)
Settlements	(25.3)
Acquired balances	1.3
Balance as of December 31, 2010	141.7
Additions for current year tax positions	0.7
Additions for prior year tax positions	15.2
Reductions for prior year tax positions	(10.5)
Reductions for tax positions related to current year	—
Reductions related to expiration of statute of limitations	(3.3)
Settlements	(14.8)
Acquired balances	40.6
Balance as of December 31, 2011	$169.6

The Company evaluates each reporting period whether it is reasonably possible that material changes to its uncertain tax position liability could occur in the next twelve months.  It is hard to predict which uncertain tax positions, if any, may be challenged by tax authorities. The timing and impact of income tax audits and their resolution is highly uncertain.  New laws and judicial decisions can change assessments concerning technical merit and measurement.  It is not possible to determine with any degree of accuracy the amounts or periods in which changes to reserves for uncertain tax positions will occur.  Changes may occur as a result of uncertain tax positions being considered effectively settled, re-measured, paid, as the result of a change in the accounting rules, tax law or judicial decision, or due to the expiration of the relevant statute of limitations.  The Company believes it is reasonably possible that the total amount of unrecognized tax benefits disclosed as of December 31, 2011 may decrease approximately $28 million in the fiscal year ending December 31, 2012. Such possible decrease relates primarily to audit settlements for valuation, transfer pricing, deductibility issues and the expiration of statutes of limitation.

The Company evaluates the net realizable value of its deferred tax assets each reporting period. The Company must consider all objective evidence, both positive and negative, in evaluating the future realization of its deferred tax assets, including tax loss carry forwards. Historical information is supplemented by currently available information about future tax years. Realization requires sufficient taxable income to use deferred tax assets. The Company records a valuation allowance for each deferred tax asset for which realization is not assessed as more likely than not. In particular, the assessment by the Company that deferred tax assets will be realized considered available evidence including: (i) estimates of future taxable income generated from various sources, including the continued recovery of operations in the U.S. and the United Kingdom and anticipated future recovery in Brazil, (ii) the reversal of taxable temporary differences, (iii) increased profitability due to cost reductions in recent years, (iv) the anticipated combination of certain businesses in the United Kingdom in the future, which were weighed against losses in the U.S. and the United Kingdom in late 2008 through 2010 and 2011 losses in Brazil. If the current estimates of future taxable income are not realized or future estimates of taxable income are reduced, then the assessment regarding the realization of deferred tax assets in certain jurisdictions, including the U.S., Brazil and the United Kingdom, could change and have a material impact on the statement of income.  In 2010, the Company recorded a valuation allowance for its Italian operations due to changes in the expectation of future taxable income.  The valuation allowance for deferred tax assets as of December 31, 2011 and 2010 was $183.3 million and $157.6 million, respectively.  The net change in the total valuation allowance for the years ended December 31, 2011 and 2010 was an increase of $25.7 million and $23.0 million, respectively.

The Company’s Provision for (benefit from) income taxes is different from the amount that would be provided by applying the statutory federal income tax rate to the Company’s Income (loss) from continuing operations before income taxes.  The reasons for the difference are summarized as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Tax at statutory federal income tax rate	$29.6	$(83.4)	$(183.3)
State taxes (net of Federal benefit)	4.3	(9.0)	(9.0)
Change in valuation allowance	18.1	35.1	29.4
Foreign tax differential on income/losses of foreign subsidiaries	(7.1)	7.6	17.1
Non-deductible goodwill charges	—	—	0.2
U.S. tax on multi-national operations	(0.1)	0.2	24.8
Change in foreign statutory rates	4.9	2.5	(3.6)
U.S. manufacturing and export incentives	(1.7)	6.4	—
Tax on foreign exchange amounts reported in accumulated other comprehensive income	—	15.5	—
Other	2.4	(1.7)	7.0
Total (benefit from) provision for income taxes	$50.4	$(26.8)	$(117.4)

The $6.4 million of expense for U.S. manufacturing and export incentives for the year ended December 31, 2010 was due to the carry back of the 2009 U.S. Federal net operating loss which reduced prior year U.S. manufacturing incentives.  The effective tax rate on income from discontinued operations in 2009 differs from the statutory rate due primarily to deferred income taxes not previously provided on the excess of the amount for financial reporting over the tax basis in the Company’s investment in the shares of certain of its Mining subsidiaries.  The effective tax rate on income from discontinued operations in 2010 differs from the statutory rate primarily due to deferred income taxes not previously provided on the excess of the amount for financial reporting over the tax basis in the Company’s investment in the shares of certain subsidiaries, and the recognition of uncertain tax positions.

Except for certain foreign subsidiaries of Demag Cranes AG, the Company does not provide for foreign income and withholding, U.S. Federal, or state income taxes or tax benefits on its investment in foreign subsidiaries because the related financial reporting basis over the tax basis of those investments is indefinitely reinvested. At December 31, 2011, the Company’s financial reporting basis in its foreign subsidiaries exceeded its tax basis by approximately $800 million.  The Company reviews its plan to indefinitely reinvest on a quarterly basis.  In making its decision to indefinitely reinvest, the Company evaluates its plans of reinvestment, its ability to control repatriation, and the need, if any, to repatriate funds to support U.S. operations.  If the assessment of the Company with respect to earnings of foreign subsidiaries changes, deferred U.S. income taxes, foreign income taxes, and foreign withholding taxes may have to be accrued.  The Company records deferred tax assets and liabilities on the temporary differences between the financial statement basis and the tax basis in the investment in subsidiaries when such deferred taxes are required to be recognized.  Where appropriate, the Company does not accrue deferred income taxes on the temporary difference between book and tax basis in domestic subsidiaries.  At this time, determination of the unrecognized deferred tax liabilities for temporary differences related to the investment in subsidiaries is not practical.

At December 31, 2011, the Company had domestic federal net operating loss carry forwards of $15.4 million.  None of the remaining U.S. federal net operating loss carry forwards expire before 2017.  The Company also has various state net operating loss carry forwards available to reduce future state taxable income and income taxes.  These net operating loss carry forwards expire at various dates through 2031.

In addition, at December 31, 2011, the Company’s foreign subsidiaries had approximately $747 million of loss carry forwards, consisting of $208 million in Germany, $171 million in the United Kingdom, $186 million in Italy, $43 million in China, $41 million in Spain and $98 million in other countries, which are available to offset future foreign taxable income.  The majority of these foreign tax loss carry forwards are available without expiration.

The Company had total net income tax (refunds) payments including discontinued operations of $(36.3) million, $47.5 million and $23.2 million in 2011, 2010 and 2009, respectively.  At December 31, 2011 and 2010, Other current assets included net income tax receivable amounts of $27.1 million and $132.0 million respectively.  The 2010 balance in Other current assets included a $105.2 million U.S. income tax refund claim that was received in January 2011.

As of December 31, 2011 and 2010, the Company had $169.6 million and $141.7 million, respectively, of unrecognized tax benefits.  Of the $169.6 million at December 31, 2011, $153.8 million, if recognized, would affect the effective tax rate.  The Company classifies interest and penalties associated with uncertain tax positions as income tax expense.  As of December 31, 2011 and 2010, the liability for potential penalties and interest was $19.3 million and $25.5 million, respectively.  During the years ended December 31, 2011 and 2010, the Company recognized tax (benefit) expense of $(6.3) million and $9.2 million, respectively, for interest and penalties.

With the exception of goodwill, the Company recorded deferred taxes on differences between the book and tax bases of Demag Cranes AG assets and liabilities acquired. In general, acquired goodwill in a non-taxable business combination is not amortized and not deductible for tax purposes. The Company is evaluating whether deferred income taxes should be provided for either undistributed earnings or temporary differences related to the investment in Demag Cranes AG companies that existed on August 16, 2011. Based on the Company’s current assessment, it believes, with the exception of Demag Cranes AG investments in certain foreign subsidiaries, that such amounts remain indefinitely reinvested and that deferred taxes do not need to be provided. The Company has determined that the temporary difference related to Demag Cranes AG investments in certain foreign subsidiaries is no longer indefinitely reinvested.  As a result, a deferred tax liability of $3.0 million has been recognized. See Note I – “Acquisitions.”

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

On February 19, 2010, the Company completed the disposition of its Mining business to Bucyrus and received approximately $1 billion in cash and approximately 5.8 million shares of Bucyrus common stock.  Following this transaction, the Company invested in its current businesses and focused on products and services where it can maintain and build a strong market presence.  The products divested by the Company in the transaction included hydraulic mining excavators, high capacity surface mining trucks, track and rotary blasthole drills, drill tools and highwall mining equipment, as well as the related parts and aftermarket service businesses, including the Company-owned distribution locations.  The Company recorded a cumulative gain on the sale of its Mining business of approximately $607 million, net of tax through December 31, 2011.  The Company is involved in a dispute with Bucyrus regarding the calculation of the value of the net assets of the Mining business.  Bucyrus has provided the Company with their calculation of the net asset value of the Mining business, which seeks a payment of approximately $149 million from the Company to Bucyrus.  The Company believes that the Bucyrus calculation of the net asset value is incorrect and not in accordance with the terms of the definitive agreement.  The Company has objected to Bucyrus’ calculation and has provided Bucyrus with its calculation of the net asset value, which does not require any payment from the Company to Bucyrus.  The Company initiated a court proceeding on October 29, 2010 in the Supreme Court of the State of New York, County of New York, to enforce and protect its rights under the definitive agreement for the Mining business sale.  The process for calculating the value of the net assets of the Mining business is pending the final adjudication of this court proceeding.

The Company believes its calculation of the net asset value, not requiring any payment from the Company to Bucyrus, is correct. Therefore, the Company has not included the effects of the Bucyrus claim in the determination of the gain recognized in connection with the sale. While the Company believes Bucyrus’ position is without merit and it is vigorously opposing it, no assurance can be given as to the final resolution of this dispute or that the Company will not ultimately be required to make a substantial payment to Bucyrus.

During the year ended December 31, 2011, the Company sold approximately 5.8 million shares of Bucyrus common stock for net proceeds of $531.8 million, resulting in a gain of $167.8 million, which was recorded in Other income (expense) in the Consolidated Statement of Income. As of December 31, 2011, the Company had no shares of Bucyrus stock remaining.

On December 31, 2009, the Company completed the sale of substantially all of the assets used in its construction trailer operations, which was formerly part of the AWP segment. The total purchase price received at closing was approximately $3 million.

In March 2010, the Company sold the assets of its Powertrain gears business and pumps business, which were formerly part of the Construction segment.  Total proceeds on the sale of these businesses were approximately $2 million.

On March 10, 2010, the Company entered into an agreement to sell all of its Atlas business to Atlas Maschinen.  Fil Filipov, a former Terex executive and the father of Steve Filipov, the Company’s President, Developing Markets and Strategic Accounts, is the Chairman of Atlas Maschinen.  The Atlas product lines divested in the transaction included crawler, wheel and rail excavators, knuckle-boom truck loader cranes and Terex ® Atlas branded material handlers.  The transaction also includes the Terex Atlas UK distribution business for truck loader cranes in the United Kingdom and the Terex minority ownership position in an Atlas Chinese joint venture.  The Atlas business was previously reported in the Construction segment, with the exception of the knuckle-boom truck loader cranes business, which was reported in the Cranes segment.  On April 15, 2010, the Company completed the portion of this transaction related to the Atlas operations in Germany and completed the portion of the transaction related to the operations in the United Kingdom on August 11, 2010.  The Company recorded a cumulative loss on the sale of Atlas of approximately $17 million, net of tax, through December 31, 2011.

The following amounts related to the discontinued operations were derived from historical financial information and have been segregated from continuing operations and reported as discontinued operations in the Consolidated Statement of Income (in millions):

	Year Ended December 31,
	2011	2010	2009
Net sales	$—	$157.7	$1,346.6

(Loss) income from discontinued operations before income taxes	$(0.1)	$(9.7)	$88.6
(Provision for) benefit from income taxes	5.9	(5.6)	(66.9)
Income (loss) from discontinued operations – net of tax	$5.8	$(15.3)	$21.7

(Loss) gain on disposition of discontinued operations	$(0.7)	$832.7	$(19.5)
Benefit from (provision for) income taxes	1.5	(243.4)	6.9
Gain (loss) on disposition of discontinued operations – net of tax	$0.8	$589.3	$(12.6)

During the year ended December 31, 2011, a tax benefit of $5.9 million was recognized in discontinued operations for the effective settlement and re-measurement of certain Australian uncertain tax positions of the Mining business in relation to 2008 and prior years. During the year ended December 31, 2011, the Company recorded a $0.8 million gain on the sale of its Mining business. No assets and liabilities were remaining in discontinued operations entities in the Consolidated Balance Sheet as of December 31, 2011 and 2010.

The following table provides the amounts of cash and cash equivalents presented in the Consolidated Statement of Cash Flows as of December 31 (in millions):

	2011	2010	2009
Cash and cash equivalents:
Cash and cash equivalents – continuing operations	$774.1	$894.2	$929.5
Cash and cash equivalents – discontinued operations	—	—	41.7
Total cash and cash equivalents	$774.1	$894.2	$971.2

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

	For the year ended December 31,
	(in millions, except per share data)
	2011	2010	2009
Income (loss) from continuing operations attributable to Terex Corporation common stockholders	$38.6	$(215.5)	$(407.5)
Income (loss) from discontinued operations-net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations-net of tax	0.8	589.3	(12.6)
Net income (loss) attributable to Terex Corporation	$45.2	$358.5	$(398.4)
Basic shares:
Weighted average shares outstanding	109.5	108.7	102.6
Earnings per share – basic:
Income (loss) from continuing operations	$0.35	$(1.98)	$(3.97)
Income (loss) from discontinued operations-net of tax	0.05	(0.14)	0.21
Gain (loss) on disposition of discontinued operations-net of tax	0.01	5.42	(0.12)
Net income (loss) attributable to Terex Corporation	$0.41	$3.30	$(3.88)
Diluted shares:
Weighted average shares outstanding	109.5	108.7	102.6
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes	1.2	—	—
Diluted weighted average shares outstanding	110.7	108.7	102.6
Earnings per share – diluted:
Income (loss) from continuing operations	$0.35	$(1.98)	$(3.97)
Income (loss) from discontinued operations-net of tax	0.05	(0.14)	0.21
Gain on disposition of discontinued operations-net of tax	0.01	5.42	(0.12)
Net income (loss) attributable to Terex Corporation	$0.41	$3.30	$(3.88)

The following table provides information to reconcile amounts reported on the Consolidated Statement of Income to amounts used to calculate earnings per share attributable to Terex Corporation common stockholders (in millions) for the year ended December 31:

Noncontrolling Interest Attributable to Common Stockholders

Attribution of noncontrolling interest:	2011	2010	2009
Noncontrolling interest attributable to Income (loss) from continuing operations	$4.5	$(4.0)	$(1.1)
Noncontrolling interest attributable to Income (loss) from discontinued operations	—	—	(1.2)
Total noncontrolling interest	$4.5	$(4.0)	$(2.3)

Reconciliation of amounts attributable to common stockholders:	2011	2010	2009
Income (loss) from continuing operations	$34.1	$(211.5)	$(406.4)
Noncontrolling interest attributed to income (loss) from continuing operations	4.5	(4.0)	(1.1)
Income (loss) from continuing operations attributable to common stockholders	$38.6	$(215.5)	$(407.5)

Weighted average options to purchase 189 thousand, 571 thousand and 522 thousand shares of the Company’s common stock, par value $0.01 per share (“Common Stock”), were outstanding during 2011, 2010 and 2009, respectively, but were not included in the computation of diluted shares as the effect would be anti-dilutive.  Weighted average restricted stock awards of 234 thousand, 1.1 million and 64 thousand shares were outstanding during 2011, 2010 and 2009, respectively, but were not included in the computation of diluted shares because the effect would be anti-dilutive or performance targets were not yet achieved for awards contingent upon performance.  ASC 260, “Earnings per Share,” requires that employee stock options and non-vested restricted shares granted by the Company be treated as potential common shares outstanding in computing diluted earnings per share. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future services that the Company has not yet recognized and the amount of tax benefits that would be recorded in additional paid-in capital when the award becomes deductible are assumed to be used to repurchase shares.  The Company includes the impact of pro forma deferred tax assets in determining the amount of tax benefits for potential windfalls and shortfalls (the differences between tax deductions and book expense) in this calculation.

The 4% Convertible Senior Subordinated Notes due 2015 (the “4% Convertible Notes”) described in Note M – “Long-Term Obligations” are dilutive to the extent the volume-weighted average price of the Common Stock for the period evaluated was greater than $16.25 per share and earnings from continuing operations were positive. The volume-weighted average price of the Common Stock was not greater than $16.25 per share for the year ended 2011 and therefore no shares were contingently issuable during this period. The number of shares that were contingently issuable for the 4% Convertible Notes during 2010 and 2009 was 4.4 million and 1.0 million, respectively, but were not included in the computation of diluted shares because the effect would have been anti-dilutive.

INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

Inventories consist of the following (in millions):

	December 31,
	2011	2010
Finished equipment	$465.2	$494.6
Replacement parts	217.7	228.9
Work-in-process	508.7	298.5
Raw materials and supplies	566.5	426.7
Inventories	$1,758.1	$1,448.7

Reserves for lower of cost or market value, excess and obsolete inventory were $120.1 million and $106.7 million at December 31, 2011 and 2010, respectively.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment – net consist of the following (in millions):

	December 31,
	2011	2010
Property	$123.3	$78.4
Plant	426.4	316.8
Equipment	690.4	527.1
Property, Plant and Equipment – Gross	1,240.1	922.3
Less: Accumulated depreciation	(404.6)	(348.8)
Property, plant and equipment – net	$835.5	$573.5

Depreciation expense for the years ended December 31, 2011, 2010 and 2009, was $89.5 million, $78.6 million and $70.2 million, respectively.

EQUIPMENT SUBJECT TO OPERATING LEASES	12 Months Ended
Dec. 31, 2011
Equipment Subject to Operating Leases [Abstract]
EQUIPMENT SUBJECT TO OPERATING LEASES
EQUIPMENT SUBJECT TO OPERATING LEASES

Operating leases arise from leasing the Company’s products to customers.  Initial noncancellable lease terms typically range up to 84 months.  The net book value of equipment subject to operating leases was approximately $64 million and $68 million (net of accumulated depreciation of approximately $33 million) at December 31, 2011 and 2010, and is included in Other assets on the Company’s Consolidated Balance Sheet.  The equipment is depreciated on a straight-line basis over its estimated useful life.

Future minimum lease payments to be received under noncancellable operating leases with lease terms in excess of one year are as follows (in millions):

Years ending December 31,
2012	$17.0
2013	8.6
2014	4.3
2015	1.9
2016	1.7
Thereafter	—
$33.5

The Company received approximately $20 million and $9 million of rental income from assets subject to operating leases with lease terms greater than one year during 2011 and 2010, respectively, none of which represented contingent rental payments.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
ACQUISITIONS

2011 Acquisitions

Demag Cranes AG Acquisition

On August 16, 2011, the Company acquired approximately 81% of the shares of Demag Cranes AG at a price of €45.50 per share, for total cash consideration of approximately $1.1 billion, bringing the Company’s ownership to 82%. Demag Cranes AG is active in the development, planning, production, distribution, and marketing of industrial cranes and hoists and port technology, as well as the provision of services in these areas. Demag Cranes AG’s business is highly complementary to the Company’s existing business both in terms of product and geographical fit. The acquisition of Demag Cranes AG is consistent with the Company’s strategy to expand its position as a globally active manufacturer of machinery and industrial products in niche market segments.

In January 2012, the Company entered into a Domination and Profit and Loss Transfer Agreement (the “DPLA”) with Demag Cranes AG that will become effective following the necessary shareholder approval and subsequent registration of the DPLA in the commercial register of Demag Cranes AG. Upon effectiveness of the DPLA and upon demand from outside shareholders of Demag Cranes AG, the Company will acquire their shares. Any outside shareholders of Demag Cranes AG that choose not to sell their shares to the Company will receive an annual guaranteed dividend.

Net Assets Acquired
The Company has applied purchase accounting to Demag Cranes AG and the results of operations are included in the Company’s consolidated financial statements following the acquisition date. The application of purchase accounting under ASC 805 requires the recognition and measurement of the identifiable assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree. The net assets and liabilities of Demag Cranes AG were recorded at their estimated fair value using Level 3 inputs. The noncontrolling interest was recorded at fair value using Level 1 inputs. See Note A – “Basis of Presentation,” for an explanation of Level 1 and 3 inputs. In valuing acquired assets and liabilities, fair value estimates are based on, but are not limited to, future expected cash flows, market rate assumptions for contractual obligations, actuarial assumptions for benefit plans, and appropriate discount and growth rates. The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the date of this filing to estimate the fair value of assets acquired and liabilities assumed. The Company believes that such information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values. Specifically, certain tax positions require further analysis and are not yet final. Thus, the provisional measurements of fair value reflected are subject to change and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price adjustments as soon as practicable but no later than one-year from the acquisition date.

During 2012, the Company made an election, for U.S. tax purposes, to characterize most aspects of the Demag Cranes AG acquisition as a purchase of assets, rather than as a purchase of shares of Demag Cranes AG. As a result of this election, a net $38.4 million deferred tax liability related to the investment basis difference was no longer required. Since the deferred tax liability was recorded in purchase accounting as an increase to goodwill, its elimination was recorded as a reduction to goodwill. In addition, during 2012, additional measurement period adjustments of $9.8 million related principally to uncertain tax position amounts and deferred tax liabilities for the investment basis differences in certain Demag Cranes AG subsidiaries were recorded as an increase to goodwill. The total measurement period adjustment in 2012 to MHPS goodwill for tax-related purchase accounting items was a decrease of $28.6 million and the Demag Cranes AG acquisition date balance sheet (shown below) and the December 31, 2011 Consolidated Balance Sheet have been adjusted to reflect such decrease.

The Company has not identified any material unrecorded pre-acquisition contingencies where the related asset, liability or impairment is probable and the amount can be reasonably estimated. Prior to the end of the purchase price allocation period, if information becomes available which would indicate it is probable that such events had occurred and the amounts can be reasonably estimated, such items will be included in the final purchase price allocation and may cause adjustment to goodwill.

The acquisition date fair value of the Company’s 1% ownership of Demag Cranes AG held before August 16, 2011 was $14.6 million. The Company recognized a net gain of $3.0 million as a result of remeasuring to fair value its 1% ownership of Demag Cranes AG held before the business combination. The net gain is included in Other income (expense) – net in the Consolidated Statement of Income for the year ended December 31, 2011. The acquisition date fair value of the shares held immediately before the business combination was based on quoted market prices.

The fair value of the noncontrolling interest in Demag Cranes AG at the acquisition date was $253.0 million. The valuation techniques and significant inputs used to measure the fair value of the noncontrolling interest was quoted market prices.

The following table summarizes the preliminary estimated fair values of the Demag Cranes AG assets acquired and liabilities assumed and related deferred income taxes as of acquisition date (in millions).

Assets acquired
Current assets	$603.4
Trade receivables	253.3
Property, plant and equipment	308.0
Intangible assets not subject to amortization	129.7
Intangible assets subject to amortization	302.3
Other assets	131.0
Goodwill	821.5
Total assets acquired	2,549.2

Liabilities assumed
Current liabilities, including current portion of long-term debt	471.4
Long-term debt	169.5
Postemployment benefit obligation	188.9
Other noncurrent liabilities	329.8
Total liabilities assumed	1,159.6
Net assets acquired	$1,389.6

Goodwill of $821.5 million, resulting from the acquisition of a majority interest in Demag Cranes AG was assigned to the newly created MHPS segment. Goodwill consists of intangible assets that do not qualify for separate recognition which includes assembled workforce. As part of the final valuation of the acquisition, the Company will determine which entities and to what extent the benefit of the acquisition applies and, as required by U.S. GAAP, record the appropriate intangibles and goodwill to each entity. With the exception of tax deductible goodwill existing prior to the acquisition, the purchased intangibles and goodwill are not deductible for tax purposes. However, purchase accounting allows for the establishment of deferred tax liabilities on purchased intangibles (other than goodwill) that will be reflected as a tax benefit on the Company’s future Consolidated Statements of Income in proportion to and over the amortization period of the related intangible asset.

The following table summarizes the identifiable definite-lived intangible assets acquired (in millions):

	Weighted Average Life (in years)	Gross Carrying Amount
Definite-lived intangible assets:
Technology	6	$39.1
Customer relationships	16	251.8
In process research and development	5	11.4
Total definite-lived intangible assets		$302.3

The following table summarizes the identifiable indefinite-lived intangible assets acquired (in millions):

Gross Carrying Amount
Indefinite-lived intangible assets:
Trade names	$129.7

Demag Cranes AG maintained change-in-control provisions with its employees that allowed for enhanced severance and benefit payments. Included in the assets acquired and liabilities assumed above are severance accruals of approximately $3.9 million. These severance payments are expected to be paid in 2012.

Acquisition-Related Expenses
The Company has incurred transaction costs directly related to the Demag Cranes AG acquisition of $15.8 million for the year ended December 31, 2011, which is recorded in Other income (expense) – net.

Unaudited Actual and Pro Forma Information
The Company’s consolidated Net sales and Net loss attributable to Terex Corporation from August 16, 2011 through December 31, 2011 includes $617.0 million and $10.2 million, respectively, related to the Demag Cranes AG business.

The following unaudited pro forma information has been presented as if the Demag Cranes AG transaction occurred on January 1, 2010. This information is based on historical results of operations, adjusted for acquisition accounting adjustments, and is not necessarily indicative of what the results would have been had the Company operated the business since January 1, 2010, nor does it intend to be a projection of future results. No pro forma adjustments have been made for the Company’s incremental transaction costs or other transaction-related costs.

	Year Ended
(in millions, except per share data)	December 31,
	2011	2010
Net sales	$7,414.7	$6,493.3
Net income attributable to Terex Corporation	$33.6	$352.0
Basic earnings per share attributable to Terex Corporation common stockholders	$0.31	$3.24
Diluted earnings per share attributable to Terex Corporation common stockholders	$0.30	$3.24

The fiscal year-ends for the Company and Demag Cranes AG are different. Demag Cranes AG fiscal year end is September 30.

Other 2011 Acquisitions

In May 2011, the Company completed a small acquisition in the MP segment that had an aggregate purchase price of less than $5 million. In October 2011, the Company completed a small acquisition in the AWP segment that had an aggregate purchase price of less than $25 million. These acquisitions did not have a material impact on the Company’s financial results.

2010 Acquisitions

The Company completed small acquisitions and investments in consolidated and unconsolidated entities during 2010 in the AWP, Cranes and MP segments that, taken together, had an aggregate purchase price of less than $35 million. These acquisitions and investments did not have a material impact on the Company’s financial results either individually or in the aggregate.

2009 Acquisitions

On July 23, 2009, the Company acquired the Port Equipment Business from Fantuzzi Industries S.a.r.l for approximately $126 million. The results of the Port Equipment Business are included in the MHPS segment from the date of acquisition. Terex Port Equipment designs, manufactures and services port equipment with manufacturing facilities in Italy, Germany and China, as well as sales and service branches around the world. This acquisition helps diversify the Company’s MHPS business and expands the product offering of the Cranes segment to the container transport industry beyond its current stacker product line.

The Company recorded expenses of $9.1 million in Other income (expense) – net for acquisition related costs for the year ended December 31, 2009 in the Consolidated Statement of Income.

GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

An analysis of changes in the Company’s goodwill by business segment is as follows (in millions):

	Aerial Work Platforms	Construction	Cranes	Materials Handling & Port Solutions	Materials Processing	Total
Balance at December 31, 2009, gross	$150.7	$438.8	$201.4	$22.7	$202.3	$1,015.9
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2009, net	107.9	—	201.4	22.7	179.1	511.1
Acquisitions	—	—	2.8	—	—	2.8
Foreign exchange effect and other	(1.1)	—	(13.0)	(1.5)	(5.4)	(21.0)
Balance at December 31, 2010, gross	149.6	438.8	191.2	21.2	196.9	997.7
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2010, net	106.8	—	191.2	21.2	173.7	492.9
Acquisitions	6.2	—	—	821.5	1.8	829.5
Foreign exchange effect and other	(1.1)	—	(5.7)	(82.0)	(0.7)	(89.5)
Balance at December 31, 2011, gross	154.7	438.8	185.5	760.7	198.0	1,737.7
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2011, net	$111.9	$—	$185.5	$760.7	$174.8	$1,232.9

Intangible assets, net were comprised of the following as of December 31, 2011 and 2010 (in millions):

		December 31, 2011			December 31, 2010
	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Technology	9	$67.9	$17.4	$50.5	$33.4	$10.2	$23.2
Customer Relationships	15	365.8	56.0	309.8	128.7	41.7	87.0
Land Use Rights	45	25.9	3.5	22.4	22.5	2.6	19.9
Other	6	64.5	44.5	20.0	52.5	42.2	10.3
Total definite-lived intangible assets		$524.1	$121.4	$402.7	$237.1	$96.7	$140.4

Indefinite-lived intangible assets:
Tradenames		$116.8
Total indefinite-lived intangible assets		$116.8

	For the Year Ended December 31,
(in millions)	2011	2010	2009
Aggregate Amortization Expense	$28.9	$18.3	$16.8

Estimated aggregate intangible asset amortization expense (in millions) for the next five years is as follows:

2012	$44.4
2013	$38.8
2014	$37.4
2015	$37.0
2016	$36.6

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into two types of derivatives to hedge its interest rate exposure and foreign currency exposure: hedges of fair value exposures and hedges of cash flow exposures.  Fair value exposures relate to recognized assets or liabilities and firm commitments, while cash flow exposures relate to the variability of future cash flows associated with recognized assets or liabilities or forecasted transactions.  Additionally, the Company entered into derivative contracts that were intended to partially mitigate risks associated with the shares of common stock of Bucyrus acquired in connection with the sale of the Mining business and the risks associated with Euro payment for the purchase of Demag Cranes AG.  These contracts were not designated as hedges because they did not meet the requirements for hedge accounting.

The Company operates internationally, with manufacturing and sales facilities in various locations around the world, and uses certain financial instruments to manage its foreign currency, interest rate and fair value exposures.  To qualify a derivative as a hedge at inception and throughout the hedge period, the Company formally documents the nature and relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategies for undertaking various hedge transactions, and the method of assessing hedge effectiveness.  Additionally, for hedges of forecasted transactions, the significant characteristics and expected terms of a forecasted transaction must be specifically identified, and it must be probable that each forecasted transaction will occur.  If it is deemed probable that the forecasted transaction will not occur, then the gain or loss would be recognized in current earnings.  Financial instruments qualifying for hedge accounting must maintain a specified level of effectiveness between the hedging instrument and the item being hedged, both at inception and throughout the hedged period.  The Company does not engage in trading or other speculative use of financial instruments.

The Company has used and may use forward contracts and options to mitigate its exposure to changes in foreign currency exchange rates on third party and intercompany forecasted transactions.  The primary currencies to which the Company is exposed are the Euro and British Pound.  The effective portion of unrealized gains and losses associated with forward contracts and the intrinsic value of option contracts are deferred as a component of Accumulated other comprehensive income until the underlying hedged transactions are reported in the Company’s Consolidated Statement of Income.  The Company uses interest rate swaps to mitigate its exposure to changes in interest rates related to existing issuances of variable rate debt and to fair value changes of fixed rate debt.  Primary exposure includes movements in the London Interbank Offer Rate (“LIBOR”).

Changes in the fair value of derivatives designated as fair value hedges are recognized in earnings as offsets to changes in fair value of exposures being hedged.  The change in fair value of derivatives designated as cash flow hedges are deferred in Accumulated other comprehensive income and are recognized in earnings as hedged transactions occur.  Contracts deemed ineffective are recognized in earnings immediately.

In the Consolidated Statement of Income, the Company records hedging activity related to debt instruments in interest expense and hedging activity related to foreign currency in the accounts for which the hedged items are recorded.  On the Consolidated Statement of Cash Flows, the Company records cash flows from hedging activities in the same manner as it records the underlying item being hedged.

In November 2007, the Company entered into an interest rate swap agreement that converted a fixed rate interest payment into a variable rate interest payment.  At December 31, 2011, the Company had $400.0 million notional amount of this interest rate swap agreement outstanding, which matures in 2017.  The fair market value of this swap at December 31, 2011 and 2010 was a gain of $33.4 million and $39.3 million, respectively, which is recorded in Other assets.

The Company had entered into a prior interest rate swap agreement that converted a fixed rate interest payment into a variable rate interest payment.  At December 31, 2006, the Company had $200.0 million notional amount of this interest rate swap agreement outstanding, which would have matured in 2014.  To maintain an appropriate balance between floating and fixed rate obligations on its mix of indebtedness, the Company exited this interest rate swap agreement on January 15, 2007 and paid $5.4 million.  This loss was recorded as an adjustment to the carrying value of the hedged debt and was amortized through January 15, 2011, which was the effective date that the hedged debt was extinguished.

The Company is also a party to currency exchange forward contracts that generally mature within one year to manage its exposure to changing currency exchange rates.  At December 31, 2011, the Company had $587.1 million notional amount of currency exchange forward contracts outstanding, most of which mature on or before December 31, 2012.  The fair market value of these contracts at December 31, 2011 was a net loss of $5.9 million.  At December 31, 2011, $526.1 million notional amount ($5.6 million of fair value losses) of these forward contracts have been designated as, and are effective as, cash flow hedges of specifically identified transactions.  During 2011 and 2010, the Company recorded the change in fair value for these cash flow hedges to Accumulated other comprehensive income and reclassified to earnings a portion of the deferred gain or loss from Accumulated other comprehensive income as the hedged transactions occurred and were recognized in earnings.

The Company records the interest rate swap and foreign exchange contracts at fair value on a recurring basis.  The interest rate swap is categorized under Level 2 of the ASC 820 hierarchy and is recorded at December 31, 2011 and 2010 as an asset of $33.4 million and $39.3 million, respectively.  The foreign exchange contracts designated as hedging instruments are categorized under Level 1 of the ASC 820 hierarchy and are recorded at December 31, 2011 and 2010 as a liability of $5.9 million and $3.3 million, respectively.  See Note A – “Basis of Presentation,” for an explanation of the ASC 820 hierarchy. The fair values of these foreign exchange forward contracts are based on quoted forward foreign exchange prices at the reporting date. The fair value of the interest rate swap agreement is based on LIBOR yield curves at the reporting date.  The fair values of these contracts are based on the contract rate specified at the anticipated contracts’ settlement date and quoted forward foreign exchange prices at the reporting date.

The Company entered into a stockholders agreement with Bucyrus that contained certain restrictions, including providing for Terex’s commitment that it would not directly or indirectly sell or otherwise transfer its economic interest in the shares of Bucyrus stock received by it for a period of one year, subject to certain exceptions. As a result, in order to partially mitigate the risks associated with the shares of Bucyrus stock, the Company entered into derivative contracts using a basket of stocks whose prices had historically been highly correlated with the Bucyrus stock price.  During the year ended December 31, 2010, the Company paid premiums of approximately $21 million to enter into derivative trades to mitigate the risk of approximately 95% of the notional value of the Bucyrus stock based on historic prices.  The one year lock-up contained in the stockholders agreement expired on February 19, 2011.  All of the derivative contracts purchased by the Company expired unexercised during the year ended December 31, 2011.

The Company entered into contingent participating forward foreign currency contracts to purchase up to €450.0 million in May 2011 in connection with the acquisition of Demag Cranes AG to hedge against its exposure to changes in the exchange rate for the Euro, as the acquisition purchase price was paid in Euros. Such contracts were not designated as hedging instruments. The contingent participating forward foreign currency contracts were settled during the year ended December 31, 2011, resulting in a loss of $16.1 million recorded in Other income (expense) – net in the Statement of Income.

The Company’s MHPS segment uses forward foreign exchange contracts to mitigate its exposure to changes in foreign currency exchange rates on third party and intercompany forecasted transactions. These contracts have not been designated as hedging instruments. The foreign exchange contracts are accounted for as financial assets or financial liabilities and measured at fair value at the balance sheet date. Changes in the fair value of derivative financial instruments are recognized as gains or losses in Cost of goods sold in the Consolidated Statement of Income.

The following table provides the location and fair value amounts of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2011	December 31, 2010
Foreign exchange contracts	Other current assets	$7.1	$2.9
Interest rate contract	Other assets	33.4	39.3
Total asset derivatives		$40.5	$42.2
Liability Derivatives
Foreign exchange contracts	Other current liabilities	$13.0	$6.0
Interest rate contract	Long-term debt, less current portion	33.4	38.1
Total liability derivatives		$46.4	$44.1
Total Derivatives		$(5.9)	$(1.9)

The following table provides the location and fair value amounts of derivative instruments not designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2011	December 31, 2010
Option derivative contracts	Other current assets	$—	$0.3
Foreign exchange contracts	Other current assets	$0.7	$—

The following tables provide the effect of derivative instruments that are designated as hedges in the Consolidated Statement of Income and Accumulated other comprehensive income (“OCI”) (in millions):

Gain Recognized on Derivatives in Income:		Year Ended December 31,
Fair Value Derivatives	Location	2011	2010
Interest rate contract	Interest expense	$19.3	$19.2

(Loss) Gain Recognized on Derivatives in OCI:		Year Ended December 31,
Cash Flow Derivatives		2011	2010
Foreign exchange contracts		$(1.6)	$1.3

Loss Reclassified from Accumulated OCI into Income (Effective):		Year Ended December 31,
Account		2011	2010
Cost of goods sold		$(4.7)	$(2.9)
Other income (expense) – net		(0.8)	(3.5)
Total		$(5.5)	$(6.4)

Gain (Loss) Recognized on Derivatives (Ineffective) in Income:		Year Ended December 31,
Account		2011	2010
Other income (expense) – net		$1.5	$(1.8)

The following table provides the effect of derivative instruments that are not designated as hedges in the Consolidated Statement of Income and OCI (in millions):

Loss Recognized on Derivatives not designated as hedges in Income:	Year Ended December 31,
Account	2011	2010
Other income (expense) – net	$(16.4)	$(20.8)

Counterparties to the Company’s interest rate swap agreement and currency exchange forward contracts are major financial institutions with credit ratings of investment grade or better and no collateral is required.  There are no significant risk concentrations.  Management continues to monitor counterparty risk and believes the risk of incurring losses on derivative contracts related to credit risk is unlikely and any losses would be immaterial.

Unrealized net gains (losses), net of tax, included in OCI are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of period	$(2.1)	$(3.6)	$(1.0)
Additional gains (losses) – net	(2.3)	(2.0)	(15.7)
Amounts reclassified to earnings	0.8	3.5	13.1
Balance at end of period	$(3.6)	$(2.1)	$(3.6)

The estimated amount of existing losses for derivative contracts recorded in OCI as of December 31, 2011 that are expected to be reclassified into earnings in the next twelve months is $3.6 million.

RESTRUCTURING AND OTHER CHARGES	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER CHARGES
RESTRUCTURING AND OTHER CHARGES

The Company continually evaluates its cost structure to be appropriately positioned to respond to changing market conditions. Given economic trends from 2008 through 2011, the Company initiated certain restructuring programs to better utilize its workforce and optimize facility utilization to match the demand for its products.

To optimize facility utilization, the Company established a restructuring program to move its crushing and screening manufacturing business within the MP segment from Cedar Rapids, Iowa to other facilities, primarily in North America. Engineering, sales and service functions for materials processing equipment currently made at the plant will be retained at the facility for the near future. The program cost $5.7 million, resulted in reductions of 186 team members and was completed in 2011. Costs of $2.3 million and $0.1 million were charged to Cost of goods sold (“COGS”) and selling, general and administrative costs (“SG&A”), respectively, in the year ended December 31, 2011 for this program.

The Company established a restructuring program within the MP segment to realize cost synergies and support its joint brand strategy by consolidating certain of its crushing equipment manufacturing businesses. This program resulted in the relocation of its Pegson operations in Coalville, United Kingdom to Omagh, Northern Ireland. The global design center for crushing equipment and certain component manufacturing were retained at Coalville for the near future. The program cost $6.4 million, resulted in reductions of 215 team members and was completed in 2011.

During the second quarter of 2010, the Company executed a restructuring program to better utilize facility space in its Port Equipment Business, which is included in the MHPS segment. The program cost $11.4 million and resulted in reductions of 149 team members. This program was completed in 2010, except for certain benefits mandated by governmental agencies.

During the second quarter of 2011, the Company established restructuring programs within the MHPS segment to optimize facility utilization and consolidate certain manufacturing operations. These programs are expected to cost $25.8 million and result in the reduction of approximately 206 team members. This program is expected to be completed in 2012, except for certain benefits mandated by governmental agencies. Program costs including impairment charges of $15.6 million and $4.9 million were charged to COGS and SG&A, respectively, during the year ended December 31, 2011.

During the third quarter of 2011, the Company reorganized certain areas within the Construction segment to enhance operational efficiency. The expected cost of these activities is $1.4 million and resulted in the reduction of approximately 5 team members. This program is expected to be completed in 2012. Costs related to this program of $0.1 million and $1.3 million were charged to COGS and SG&A, respectively, during the year ended December 31, 2011.

During the third quarter of 2011, certain areas of the MHPS segment were reorganized to better utilize the Company’s workforce. The expected cost related to these activities is $3.9 million and will result in the reduction of approximately 10 team members. This program is expected to be completed within a year. Costs related to this program of $3.9 million were charged to SG&A from the date of acquisition through December 31, 2011.

The following table provides information for all restructuring activities by segment of the amount of expense incurred during the year ended December 31, 2011, the cumulative amount of expenses incurred since inception of the programs from 2009 through 2011 and the total amount expected to be incurred (in millions):

	Amount incurred during the year ended December 31, 2011	Cumulative amount incurred through December 31, 2011	Total amount expected to be incurred
AWP	$0.1	$23.7	$23.7
Construction	1.3	38.8	38.8
Cranes	2.2	5.8	5.8
MP	2.5	13.6	13.6
MHPS	23.3	36.4	39.0
Corporate and Other	0.1	6.2	6.2
Total	$29.5	$124.5	$127.1

The following table provides information by type of restructuring activity with respect to the amount of expense incurred during the year ended December 31, 2011, the cumulative amount of expenses incurred since inception of the programs from 2009 through 2011 and the total amount expected to be incurred (in millions):

	Employee Termination Costs	Facility Exit Costs	Asset Disposal and Other Costs	Total
Amount incurred in the year ended December 31, 2011	$19.3	$7.1	$3.1	$29.5
Cumulative amount incurred through December 31, 2011	$92.2	$17.7	$14.6	$124.5
Total amount expected to be incurred	$92.2	$20.3	$14.6	$127.1

The following table provides a roll forward of the restructuring reserve by type of restructuring activity for the year ended December 31, 2011 (in millions):

	Employee Termination Costs	Facility Exit Costs	Asset Disposal and Other Costs	Total
Restructuring reserve at December 31, 2010	$9.8	$1.6	$1.1	$12.5
Restructuring charges	18.3	—	0.1	18.4
Cash expenditures	(8.1)	(0.4)	(1.6)	(10.1)
Restructuring reserve at December 31, 2011	$20.0	$1.2	$(0.4)	$20.8

During the year ended December 31, 2011 and 2010, $19.1 million and $14.9 million, respectively, of restructuring charges were included in COGS. In addition, during the year ended December 31, 2011 and 2010, $10.4 million and $7.4 million, respectively, of restructuring charges were included in SG&A costs. Included in the restructuring costs for the year ended December 31, 2011 and 2010 are $8.8 million and $9.3 million, respectively, of asset impairments.

LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
LONG-TERM OBLIGATIONS
LONG-TERM OBLIGATIONS

Long-term debt is summarized as follows (in millions):

	December 31,
	2011	2010
10-7/8% Senior Notes due June 1, 2016	$295.5	$294.4
4% Convertible Senior Subordinated Notes due June 1, 2015	137.3	129.2
7-3/8% Senior Subordinated Notes due January 15, 2014	—	297.2
8% Senior Subordinated Notes due November 15, 2017	800.0	800.0
2011 Credit Agreement – term debt	710.8	—
Demag Cranes AG Credit Agreement	173.7	—
Notes payable	5.4	14.1
Capital lease obligations	2.1	3.4
Other	175.6	148.0
Total debt	2,300.4	1,686.3
Less: Notes payable and current portion of long-term debt	(77.0)	(346.8)
Long-term debt, less current portion	$2,223.4	$1,339.5

2011 Credit Agreement

The Company entered into an amended and restated credit agreement (the “2011 Credit Agreement”) on August 5, 2011, with the lenders party thereto and Credit Suisse AG, as administrative agent and collateral agent. The 2011 Credit Agreement replaced the Company’s credit agreement dated as of July 14, 2006 (“2006 Credit Agreement”), as amended. The 2006 Credit Agreement was terminated as of August 11, 2011.

The 2011 Credit Agreement provided the Company with a $460.1 million term loan and a €200.0 million term loan. The proceeds of the term loans were used, along with other cash, to pay for the shares of Demag Cranes AG and related fees and expenses. The term loans are scheduled to mature on April 28, 2017, subject to earlier maturity on March 1, 2016 if the Company’s existing senior notes have not been satisfied in full prior to that time.

In addition, the 2011 Credit Agreement provides the Company with a revolving line of credit of up to $500 million. The revolving line of credit consists of $250 million of available domestic revolving loans and $250 million of available multicurrency revolving loans. The revolving lines of credit are scheduled to mature on April 29, 2016, subject to earlier maturity on March 1, 2016 if the Company’s existing senior notes have not been satisfied in full prior to that time.

The 2011 Credit Agreement has incremental commitments of up to $250 million remaining, which may be extended at the option of the lenders and can be in the form of revolving credit commitments, term loan commitments, or a combination of both, provided that no more than $100 million of the incremental amount may be used for incremental term loan commitments.

The 2011 Credit Agreement requires the Company to comply with a number of covenants. These covenants require the Company to meet certain financial tests.

•The minimum required levels of the interest coverage ratio, as defined in the 2011 Credit Agreement, are set forth below:

Period	Ratio
October 1, 2011 through and including December 31, 2011	1.60	to	1.00
January 1, 2012 through and including March 31, 2012	2.00	to	1.00
Thereafter	2.50	to	1.00

•The maximum permitted levels of the senior secured leverage ratio, as defined in the 2011 Credit Agreement, are set forth below:

Period	Ratio
October 1, 2011 through and including December 31, 2011	3.50	to	1.00
January 1, 2012 through and including March 31, 2012	3.00	to	1.00
April 1, 2012 through and including June 30, 2012	2.50	to	1.00
Thereafter	2.25	to	1.00

The covenants also limit, in certain circumstances, the Company’s ability to take a variety of actions, including: incur indebtedness; create or maintain liens on its property or assets; make investments, loans and advances; repurchase shares of its Common Stock; engage in acquisitions, mergers, consolidations and asset sales; redeem debt; and pay dividends and distributions. The 2011 Credit Agreement also contains customary events of default. The Company’s future compliance with its financial covenants under the 2011 Credit Agreement will depend on its ability to generate earnings and manage its assets effectively. The 2011 Credit Agreement also has various non-financial covenants, both requiring the Company to refrain from taking certain future actions (as described above) and requiring the Company to take certain actions, such as keeping in good standing its corporate existence, maintaining insurance, and providing its bank lending group with financial information on a timely basis.

As of December 31, 2011, the Company had $710.8 million in U.S. dollar and Euro denominated term loans outstanding under the 2011 Credit Agreement. The Company had no term loans outstanding as of December 31, 2010. The Company had no revolving credit amounts outstanding as of December 31, 2011 and 2010.

The 2011 Credit Agreement incorporates facilities for issuance of letters of credit up to $250 million.  Letters of credit issued under the 2011 Credit Agreement letter of credit facility decrease availability under the $500 million revolving line of credit.  As of December 31, 2011, the Company had letters of credit issued under the 2011 Credit Agreement that totaled $61.8 million.  The 2011 Credit Agreement also permits the Company to have additional letter of credit facilities up to $100 million, and letters of credit issued under such additional facilities do not decrease availability under the revolving line of credit.  As of December 31, 2011, the Company had letters of credit issued under the additional letter of credit facilities of the 2011 Credit Agreement that totaled $1.0 million.  As of December 31, 2010, the Company had letters of credit issued under the 2006 Credit Agreement that totaled $46.6 million. As of December 31, 2010, the Company had letters of credit issued under the additional letter of credit facilities of the 2006 Credit Agreement that totaled $9.2 million.

The Company also has bilateral arrangements to issue letters of credit with various other financial institutions.  These additional letters of credit do not reduce the Company’s availability under the 2011 Credit Agreement.  The Company had letters of credit issued under these additional arrangements of $114.6 million and $132.9 million as of December 31, 2011 and 2010, respectively.

The Company and certain of its subsidiaries agreed to take certain actions to secure borrowings under the 2011 Credit Agreement.  As a result, the Company and certain of its subsidiaries entered into a Guarantee and Collateral Agreement with Credit Suisse, as collateral agent for the lenders, granting security to the lenders for amounts borrowed under the 2011 Credit Agreement.  The Company is required to (a) pledge as collateral the capital stock of the Company’s material domestic subsidiaries and 65% of the capital stock of certain of the Company’s material foreign subsidiaries, and (b) provide a first priority security interest in, and mortgages on, substantially all of the Company’s domestic assets.

Demag Cranes AG Credit Agreement

Demag Cranes AG has a bank credit agreement (the “Demag Cranes AG Credit Agreement”) which matures on November 18, 2015 to provide liquidity for Demag Cranes AG’s operations. The Demag Cranes AG Credit Agreement provides multicurrency revolving lines of credit of €200.0 million, which can be used for loans or letters of credit to a sub-limit of €40.0 million. Demag Cranes AG and its material subsidiaries are jointly and severally liable under this facility. Demag Cranes AG is required to comply with two financial covenants: (i) maintain consolidated net debt to consolidated operating earnings before interest, income taxes, depreciation and amortization (“EBITDA”) as defined in the agreement, less than 2.75 times and (ii) maintain consolidated operating EBITDA to consolidated net interest payable greater than 4.0 times. In addition to customary covenants and a restriction on payment of dividends, the Demag Cranes AG Credit Agreement contains certain restrictions on transactions with the Company and its subsidiaries. In particular, Demag Cranes AG is to refrain from giving guarantees, indemnities or collateral in favor of the Company and its subsidiaries, granting loans to and entering into cash-pooling arrangements with the Company and its subsidiaries, and from taking shareholdings in or entering into reorganization transactions involving the Company and its subsidiaries. Also restricted are purchases and sales of any assets from or to the Company and its subsidiaries except at arm’s length in the ordinary course of business. No joint ventures may be entered into with the Company and its subsidiaries. Other contracts and transaction in general with the Company and its subsidiaries are only permitted at arm’s length in the ordinary course of business. Upon effectiveness of the DPLA, the lenders under the Demag Cranes AG Credit Agreement have the option to terminate the Demag Cranes AG Credit Agreement. As of December 31, 2011, there was $173.7 million outstanding in loans under this facility at an interest rate of 3.14%. Letters of credit issued under this facility at December 31, 2011 were $26.3 million. Undrawn availability under the Demag Cranes credit agreement was $57.9 million at December 31, 2011.

The Demag Cranes AG Credit Agreement also has a €150.0 million multicurrency letter of guarantee facility that does not reduce availability under the revolving lines of credit. The amounts drawn on these lines as of December 31, 2011 were $32.6 million. Demag Cranes AG and its subsidiaries have bilateral arrangements to issue letters of guarantee with various other financial institutions. These additional letters of credit do not reduce Demag Cranes AG’s availability under the Demag Cranes AG Credit Agreement.  Demag Cranes AG had letters of credit issued under these additional arrangements of $53.0 million as of December 31, 2011.

In total, as of December 31, 2011 and 2010, the Company had letters of credit outstanding of $289.3 million and $188.8 million, respectively.

10-7/8% Senior Notes

On June 3, 2009, the Company sold and issued $300 million aggregate principal amount of Senior Notes Due 2016 (“10-7/8% Notes”) at 97.633%.  The Company used a portion of the approximately $293 million proceeds from the offering of the 10-7/8% Notes, together with a portion of the proceeds from the 4% Convertible Notes discussed below, to prepay a portion of its term loans under the 2006 Credit Agreement and to pay off the outstanding balance under the revolving credit component of the 2006 Credit Agreement.  The 10-7/8% Notes are redeemable by the Company beginning in June 2013 at an initial redemption price of 105.438% of principal amount. As a result of the Company’s redemption of the 7-3/8% Senior Subordinated Notes due 2014 (“7-3/8% Notes”), as of February 7, 2011, the 10-7/8% Notes are jointly and severally guaranteed by certain of the Company’s domestic subsidiaries (see Note S – “Consolidating Financial Statements”).

The Company’s consolidated cash flow coverage ratio as defined in the indentures for its 10-7/8% Notes and 8% Senior Subordinated Notes Due 2017 (“8% Notes”) changed from less than 2.0 to 1.0 as of September 30, 2011 to greater than 2.0 to 1.0 as of December 31, 2011. As a result, the Company is subject to fewer restrictions under its indentures on the amount of indebtedness that it can incur.

4% Convertible Senior Subordinated Notes

On June 3, 2009, the Company sold and issued $172.5 million aggregate principal amount of 4% Convertible Notes.  In certain circumstances and during certain periods, the 4% Convertible Notes will be convertible at an initial conversion rate of 61.5385 shares of Common Stock per $1,000 principal amount of convertible notes, equivalent to an initial conversion price of approximately $16.25 per share of Common Stock, subject to adjustment in some events.  Upon conversion, Terex will deliver cash up to the aggregate principal amount of the 4% Convertible Notes to be converted and shares of Common Stock with respect to the remainder, if any, of Terex’s convertible obligation in excess of the aggregate principal amount of the 4% Convertible Notes being converted. As a result of the Company’s redemption of the 7-3/8% Notes, as of February 7, 2011, the 4% Convertible Notes are jointly and severally guaranteed by certain of the Company’s domestic subsidiaries (see Note S – “Consolidating Financial Statements”).

The Company, as issuer of the 4% Convertible Notes, must separately account for the liability and equity components of the 4% Convertible Notes in a manner that reflects the Company’s nonconvertible debt borrowing rate at the date of issuance when interest cost is recognized in subsequent periods.  The Company allocated $54.3 million of the $172.5 million principal amount of the 4% Convertible Notes to the equity component, which represents a discount to the debt and will be amortized into interest expense using the effective interest method through June 2015.  The Company recorded a related deferred tax liability of $19.4 million on the equity component.  The balance of the 4% Convertible Notes was $137.3 million at December 31, 2011.  The Company recognized interest expense of $14.9 million on the 4% Convertible Notes for the year ended December 31, 2011.  The interest expense recognized for the 4% Convertible Notes will increase as the discount is amortized using the effective interest method, which accretes the debt balance over its term to $172.5 million at maturity.  Interest expense on the 4% Convertible Notes throughout its term includes 4% annually of cash interest on the maturity balance of $172.5 million plus non-cash interest expense accreted to the debt balance as described.

8% Senior Subordinated Notes

On November 13, 2007, the Company sold and issued $800 million aggregate principal amount of 8% Notes. The 8% Notes are redeemable by the Company beginning in November 2012 at an initial redemption price of 104.000% of principal amount. As a result of the Company’s redemption of the 7-3/8% Notes, as of February 7, 2011, the 8% Notes are jointly and severally guaranteed by certain of the Company’s domestic subsidiaries (see Note S – “Consolidating Financial Statements”).

7-3/8% Senior Subordinated Notes

On November 25, 2003, the Company sold and issued $300 million aggregate principal amount of 7-3/8% Notes discounted to yield 7-1/2%.  The 7-3/8% Notes were jointly and severally guaranteed by certain domestic subsidiaries of the Company (see Note S – “Consolidating Financial Statements”).  The 7-3/8% Notes were redeemable by the Company beginning in January 2009 at an initial redemption price of 103.688% of principal amount. On January 18, 2011, the Company exercised its early redemption option and repaid the outstanding $297.6 million principal amount of its 7-3/8% Notes. The total cash paid to redeem the 7-3/8% Notes was $312.3 million that included a call premium of 1.229% as set forth in the indenture for the 7-3/8% Notes, totaling $3.6 million plus accrued and unpaid interest of $36.875 per $1,000 principal amount at the redemption date.

The $7.7 million in the Consolidated Statement of Income for the year ended December 31, 2011 includes (a) cash payments of $3.6 million for call premiums associated with the repayment of $297.6 million of outstanding debt and (b) $4.1 million of non-cash charges for accelerated amortization of debt acquisition costs related to the redemption of the 7-3/8% notes and termination of the 2006 Credit Agreement, original issue discount and loss on a terminated swap associated with the outstanding debt, which all flow into the calculation of Net income. In preparing the Consolidated Statement of Cash Flows, the non-cash item (b) was added to Net income to reflect cash flow appropriately.

Schedule of Debt Maturities

Scheduled annual maturities of the principal portion of long-term debt outstanding at December 31, 2011 in the successive five-year period are summarized below. Amounts shown are exclusive of minimum lease payments for capital lease obligations disclosed in Note N – “Lease Commitments” (in millions):

2012	$76.0
2013	45.2
2014	44.8
2015	318.6
2016	304.5
Thereafter	1,509.1
Total	$2,298.2

As noted in Note K – “Derivative Financial Instruments” $33.4 million is recorded in Long-term debt, less current portion due to the fair value adjustment increasing the carrying value of debt as a result of accounting for fair value hedges for the fixed interest rate to floating interest rate swaps on the 7-3/8% and 8% Notes.

Based on indicative price quotations from financial institutions multiplied by the amount recorded on the Company’s Consolidated Balance Sheet (“Book Value”), the Company estimates the fair values (“FV”) of its debt set forth below as of December 31, 2011, as follows (in millions, except for quotes):

2011	Book Value	Quote	FV
8% Notes	$800.0	$0.96500	$772
4% Convertible Notes (net of discount)	$137.3	$1.11000	$152
10-7/8% Notes	$295.5	$1.10500	$327
2011 Credit Agreement Term Loan (net of discount) – USD	$454.7	$1.00250	$456
2011 Credit Agreement Term Loan (net of discount) – EUR	$256.1	$0.99000	$254

2010	Book Value	Quote	FV
7-3/8% Notes	$297.2	$1.01250	$301
8% Notes	$800.0	$1.01000	$808
4% Convertible Notes (net of discount)	$129.2	$2.04063	$264
10-7/8% Notes	$294.4	$1.16000	$342

The Company believes that the carrying value of its other borrowings approximates fair market value based on discounted future cash flows using rates currently available for debt of similar terms and remaining maturities.

The Company paid $134.4 million, $136.7 million and $116.9 million of interest in 2011, 2010 and 2009, respectively.

LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
LEASE COMMITMENTS
LEASE COMMITMENTS

The Company leases certain facilities, machinery, equipment and vehicles with varying terms. Under most leasing arrangements, the Company pays the property taxes, insurance, maintenance and expenses related to the leased property. Certain of the equipment leases are classified as capital leases and the related assets have been included in Property, Plant and Equipment. Net assets under capital leases were $9.0 million and $10.1 million, net of accumulated amortization of $2.6 million and $2.5 million, at December 31, 2011 and 2010, respectively.

Future minimum capital and noncancellable operating lease payments and the related present value of capital lease payments at December 31, 2011 are as follows (in millions):

	Capital Leases	Operating Leases
2012	$1.1	$61.7
2013	0.5	49.0
2014	0.5	37.1
2015	0.1	29.3
2016	—	23.6
Thereafter	—	59.7
Total minimum obligations	2.2	$260.4
Less: amount representing interest	(0.1)
Present value of net minimum obligations	2.1
Less: current portion	(1.0)
Long-term obligations	$1.1

Most of the Company’s operating leases provide the Company with the option to renew the leases for varying periods after the initial lease terms. These renewal options enable the Company to renew the leases based upon the fair rental values at the date of expiration of the initial lease. Total rental expense under operating leases was $62.1 million, $55.7 million, and $61.2 million in 2011, 2010 and 2009, respectively.

RETIREMENT PLANS AND OTHER BENEFITS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS AND OTHER BENEFITS
RETIREMENT PLANS AND OTHER BENEFITS

Pension Plans

U.S. Plans – As of December 31, 2011, the Company maintained one qualified defined benefit pension plan covering certain domestic employees (the “Terex Plan”). Participation in the Terex Plan for all employees has been frozen. Participants are credited with post-freeze service for purposes of determining vesting and retirement eligibility only. The benefits covering salaried employees are based primarily on years of service and employees’ qualifying compensation during the final years of employment. The benefits covering bargaining unit employees are based primarily on years of service and a flat dollar amount per year of service. It is the Company’s policy generally to fund the Terex Plan based on the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”). Plan assets consist primarily of common stocks, bonds and short-term cash equivalent funds.

The Company maintains a nonqualified Supplemental Executive Retirement Plan (“SERP”). The SERP provides retirement benefits to certain senior executives of the Company. Generally, the SERP provides a benefit based on average total compensation earned over a participant’s final five years of employment and years of service reduced by benefits earned under any Company retirement program, excluding salary deferrals and matching contributions. In addition, benefits are reduced by Social Security Primary Insurance Amounts attributable to Company contributions. The SERP is unfunded and participation in the SERP has been frozen. There is a defined contribution plan for certain senior executives of the Company.

Other Postemployment Benefits

The Company has several non-pension post-retirement benefit programs. The Company provides postemployment health and life insurance benefits to certain former salaried and hourly employees. The health care programs are contributory, with participants’ contributions adjusted annually, and the life insurance plan is noncontributory.

Information regarding the Company’s U.S. plans, including the SERP, was as follows (in millions, except percent values):

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Accumulated benefit obligation at end of year	$173.6	$148.5
Change in benefit obligation:
Benefit obligation at beginning of year	$159.9	$148.8	$10.3	$10.1
Service cost	2.1	2.0	—	—
Interest cost	8.2	8.4	0.4	0.6
Actuarial loss (gain)	24.7	10.4	(1.4)	1.3
Benefits paid	(9.8)	(9.7)	(1.3)	(1.7)
Benefit obligation at end of year	185.1	159.9	8.0	10.3
Change in plan assets:
Fair value of plan assets at beginning of year	99.3	94.3	—	—
Actual return on plan assets	7.1	11.5	—	—
Employer contribution	14.8	3.2	1.3	1.7
Benefits paid	(9.8)	(9.7)	(1.3)	(1.7)
Fair value of plan assets at end of year	111.4	99.3	—	—
Funded status	$(73.7)	$(60.6)	$(8.0)	$(10.3)
Amounts recognized in the statement of financial position consist of:
Current liabilities	$0.1	$0.1	$1.2	$1.1
Non-current liabilities	73.6	60.5	6.8	9.2
Total liabilities	$73.7	$60.6	$8.0	$10.3
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	$91.7	$69.1	$2.5	$3.9
Prior service cost	1.0	1.2	(0.1)	(0.1)
Total amounts recognized in accumulated other comprehensive income	$92.7	$70.3	$2.4	$3.8

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions as of December 31:
Discount rate	4.00%	5.25%	5.75%	4.00%	5.25%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%	N/A	N/A	N/A
Rate of compensation increase	3.75%	3.75%	3.75%	N/A	N/A	N/A

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Components of net periodic cost:
Service cost	$2.1	$2.0	$1.8	$—	$—	$0.1
Interest cost	8.2	8.4	8.4	0.4	0.6	0.6
Expected return on plan assets	(8.3)	(7.3)	(6.4)	—	—	—
Amortization of prior service cost	0.2	1.9	2.1	—	0.1	0.1
Amortization of actuarial loss	3.3	1.7	1.7	—	0.1	0.1
Net periodic cost	$5.5	$6.7	$7.6	$0.4	$0.8	$0.9

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$25.9	$6.2	$(1.4)	$1.3
Amortization of actuarial losses	(3.3)	(1.7)	—	(0.1)
Amortization of prior service cost	(0.2)	(1.9)	—	(0.1)
Total recognized in other comprehensive income	$22.4	$2.6	$(1.4)	$1.1

	Pension Benefits	Other Benefits
Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2012:
Actuarial net loss	$4.9	$0.1
Prior service cost	0.1	—
Total amount expected to be recognized as components of net periodic cost for the year ending December 31, 2012	$5.0	$0.1

For U.S. pension plans, including the SERP, that have accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation, and fair value of plan assets were $185.1 million, $173.6 million and $111.4 million, respectively, as of December 31, 2011, and $159.9 million, $148.5 million and $99.3 million, respectively, as of December 31, 2010.

Determination of plan obligations and associated expenses requires the use of actuarial valuations based on certain economic assumptions, which includes discount rates and expected rates of returns on plan assets.  The discount rate enables the Company to estimate the present value of expected future cash flows on the measurement date. The rate used reflects a rate of return on high-quality fixed income investments that matches the duration of expected benefit payments at the December 31 measurement date.

The rate used for the expected return on plan assets is based on a review of long-term historical asset performances aligned with the Company’s investment strategy and portfolio mix.  While the Company examines performance annually, it also views historic asset portfolios and performance over a long period of years before recommending a change. In the short term, there may be fluctuations of positive and negative yields year-over-year, but over the long-term, the return is expected to be approximately 8%.

The Company’s overall investment strategy for the U.S. defined benefit plans balances two objectives, investing in fixed income securities whose maturity broadly matches the maturity of the pension liabilities and investing in equities and other assets expected to generate higher returns. The Company invests through a number of investment funds with diversified asset types, strategies and managers.  Fixed income securities including corporate bonds of companies from diversified industries, U.S. Treasuries and other securities, which may include mortgage-backed securities, asset-backed securities and collateralized mortgage obligations, constitute approximately 60% of the portfolio.  Equity securities, including investments in large to small-cap companies in the U.S. and internationally, constitute approximately 40% of the portfolio.

The plan assets consist of mutual funds and the fair value is priced based on the market value of the underlying investments in the portfolio.  The fair value of the Company’s plan assets at December 31, 2011 are as follows (in millions):

	Total	Level 1	Level 2
Cash, including money market funds	$1.4	$1.4	$—
Investment funds – large-cap(1)	13.9	—	13.9
Investment funds – mid/small-cap(2)	6.1	—	6.1
Investment funds – international(3)	11.0	—	11.0
Investment funds – equity index(4)	13.9	—	13.9
Investment funds – high yield bonds(5)	11.3	—	11.3
Investment funds – long corporate A bonds(6)	26.8	—	26.8
Investment funds – long duration bonds(7)	27.0	—	27.0
Total investments measured at fair value	$111.4	$1.4	$110.0

The following information was provided to the Company by the fund manager.

(1)           This class invests in U.S. large capitalization stocks with approximately 88% in information technology, energy, financial, health care, consumer and industrial sectors and 12% in other industries.
(2)             This class invests in U.S. mid to small capitalization stocks with approximately 88% in financial, information technology, industrial, consumer, health care, energy and materials sectors and 12% in other industries.
(3)             This class includes non-U.S. stocks in diversified industries and countries with approximately 85% in financial, consumer, industrial, materials, energy and health care sectors and 15% in other industries.
(4)           This class invests in U.S. stocks with approximately 88% in information technology, financial, energy, health care, consumer and industrial sectors and 12% in other industries.  The fund seeks a total return, which corresponds to the S&P 500 Index.
(5)           This class primarily focuses on the high yield market of investment grade bonds of U.S. issuers from diverse industries with approximately 48% in the energy, telecommunications, consumer, utilities, and health care sectors.
(6)             This class primarily targets the longer-term, higher investment grade bond market of U.S. issuers with approximately 84% in the financial, industrial and utility sectors, approximately 12% in U.S. Treasuries and approximately 4% in other securities.
(7)           This class primarily focuses on investments with a long duration and includes approximately 49% of investment grade bonds of U.S. issuers in the financial, industrial and utility sectors, 48% in U.S. government securities and 3% in other securities.

The Company has targets and allowed target variances for its U.S. defined benefit plan in individual funds within the portfolio.  The table below is a composite of the individual targets and allocation at December 31, 2011 and 2010:

	Percentage of Plan Assets at December 31,		Target Allocation
	2011	2010	2012
Equity Securities	40%	43%	37.5% - 42.5%
Fixed Income	60%	57%	57.5% - 62.0%
Total	100%	100%

The Company plans to contribute approximately $13 million to its U.S. defined benefit pension and post-retirement plans in 2012.  During the year ended December 31, 2011, the Company contributed $16.1 million to its U.S. defined benefit pension plans and post-retirement plans, which included a payment of approximately $10 million to eliminate the impact of potential plan restrictions. The Company’s estimated future benefit payments under its U.S. plans are as follows (in millions):

Year Ending December 31,	Pension Benefits	Other Benefits
2012	$9.9	$1.2
2013	$9.8	$1.0
2014	$9.8	$0.9
2015	$9.9	$0.8
2016	$9.8	$0.7
2017-2021	$58.6	$2.3

For measurement purposes, a 4.75% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2012 and thereafter. Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on postretirement benefit obligation	$0.4	$(0.3)

Non-U.S. Plans – The Company maintains defined benefit plans in Germany, France, Switzerland, China, India and the United Kingdom for some of its subsidiaries. During the third quarter of 2010, the United Kingdom plan was frozen and a curtailment gain was recognized as part of other comprehensive income. The United Kingdom plan is a funded plan and the Company funds this plan in accordance with funding regulations in the United Kingdom and a negotiated agreement between the Company and the plan’s trustees. The plans in Germany, China, India and France are unfunded plans. For the Company’s operations in Italy there are mandatory termination indemnity plans providing a benefit that is payable upon termination of employment in substantially all cases of termination. The Company records this obligation based on the mandated requirements. The measure of the current obligation is not dependent on the employees’ future service and therefore is measured at current value.

On August 16, 2011, the Company acquired Demag Cranes AG which has defined benefit plans in Germany and Switzerland. The plans in Germany are unfunded plans. The plan in Switzerland is funded and the Company funds this plan in accordance with funding regulations in Switzerland. The impact of these plans was included from the date of acquisition and resulted in an additional liability of approximately $200 million in Retirement plans on the Consolidated Balance Sheet. See Note I – “Acquisitions.”

Information regarding the Company’s non-U.S. plans was as follows (in millions):

	Pension Benefits
	2011	2010
Accumulated benefit obligation at end of year	$388.6	$177.9
Change in benefit obligation:
Benefit obligation at beginning of year	$179.9	$201.4
Service cost	4.4	4.9
Interest cost	12.8	9.0
Acquisitions	228.2	—
Actuarial (gain) loss	15.0	(11.6)
Benefits paid	(15.3)	(10.5)
Curtailment	—	(3.8)
Foreign exchange effect	(28.0)	(9.5)
Benefit obligation at end of year	397.0	179.9
Change in plan assets:
Fair value of plan assets at beginning of year	91.5	87.1
Acquisitions	28.2	—
Actual return on plan assets	7.2	8.2
Employer contribution	12.6	9.4
Employee contribution	0.2	0.3
Benefits paid	(15.3)	(10.5)
Foreign exchange effect	(4.7)	(3.0)
Fair value of plan assets at end of year	119.7	91.5
Funded status	$(277.3)	$(88.4)

Amounts recognized in the statement of financial position consist of:
Non-current assets	$—	$(0.4)
Current liabilities	13.2	3.1
Non-current liabilities	264.1	85.7
Total liabilities	$277.3	$88.4
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	$27.4	$14.8
Prior service cost	0.4	0.5
Total amounts recognized in accumulated other comprehensive income	$27.8	$15.3

	Pension Benefits
	2011	2010	2009
The weighted average assumptions as of December 31:
Discount rate	4.55%	5.50%	5.37%
Expected return on plan assets	5.59%	6.00%	6.00%
Rate of compensation increase	1.75%	1.04%	4.22%

	Pension Benefits
	2011	2010	2009
Components of net periodic cost:
Service cost	$4.4	$4.9	$6.6
Interest cost	12.8	9.0	8.9
Expected return on plan assets	(6.0)	(5.0)	(4.5)
Employee contributions	(0.2)	(0.3)	(0.5)
Amortization of actuarial loss	0.3	1.4	1.0
Net periodic cost	$11.3	$10.0	$11.5

	Pension Benefits
	2011	2010
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net loss (gain)	$13.8	$(15.5)
Prior service cost	—	0.6
Amortization of actuarial losses	(0.3)	(1.4)
Curtailment	—	(3.8)
Foreign exchange effect	(1.0)	(1.7)
Total recognized in other comprehensive income	$12.5	$(21.8)

Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2012:
Actuarial net loss	$0.7

For the non-U.S. defined benefit pension plans that have accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation, and fair value of plan assets were $397.0 million, $388.6 million and $119.7 million, respectively, as of December 31, 2011, and $157.0 million, $155.0 million and $68.2 million, respectively, as of December 31, 2010.

The assumed discount rate reflects the rates at which the pension benefits could effectively be settled.  The Company looks at redemption yields of a range of high quality corporate bonds of suitable term in each of the countries specific to the plan.

The methodology used to determine the rate of return on non-U.S. pension plan assets was based on average rate of earnings on funds invested and to be invested.  Based on historical returns and future expectations, the Company believes the investment return assumptions are reasonable.  The expected rate of return of plan assets represents an estimate of long-term returns on the investment portfolio.  This is reviewed by the trustees and varies with each section of the plan.

The overall investment strategy for the non-U.S. defined benefit plans is to achieve a mix of investments to support long-term growth and minimize volatility while maximizing rates of return by diversification of asset types, fund strategies and fund managers.  The investment target allocations established to support these goals are 30%-70% for fixed income securities and property and 35%-65% for equity securities.  Fixed income securities include U.K. government securities, corporate bonds and securities that invest in a diversified range of property principally in the retail, office and industrial/warehouse sectors.  Securities primarily include investments in companies from diversified industries that are generally located in Europe (84%), North America (9%) and Asia Pacific (7%).

The assets for the non-U.S. plans consist of mutual investment funds and the fair value is priced based on the market value of the underlying investments in the portfolio.  The fair value of the Company’s plan assets at December 31, 2011 are as follows (in millions):

	Total	Level 1	Level 2
Cash	$4.9	$4.9	$—
Investment funds – European Ex U.K. equities(1)	7.7	—	7.7
Investment funds – U.K. equities(2)	11.6	—	11.6
Investment funds – North American equities(3)	9.1	—	9.1
Investment funds – Other equities(4)	15.5	—	15.5
Investment funds –Other bonds(5)	10.3	—	10.3
Investment funds – U.K. long bond(6)	52.8	—	52.8
Investment funds – real estate(7)	7.8	—	7.8
Total investments measured at fair value	$119.7	$4.9	$114.8

The following information was provided to the Company by the fund manager.

(1)
This class invests in stocks of European (excluding U.K.) based companies with approximately 86% in financial, consumer, industrials, health care, basic materials, oil and gas and communications sectors and 14% in other industries.

(2)	This class invests in stocks of U.K. based companies with approximately 88% in financial, oil and gas, consumer, basic materials, health care and industrial sectors and 12% in other industries.

(3)	This class invests in stocks of North American based companies with approximately 89% in technology, financial, oil and gas, consumer, industrial and health care sectors and 11% in other industries.

(4)	This class invests in stocks with approximately 70% in financial, industrial, consumer, basic materials and information technology, 19% in a diversified asset portfolio and 11% in other industries.

(5)	This class invests in bonds with approximately 89% in European government bonds, corporate bonds and loans backed by Swiss mortgages, and 11% in other investments.

(6)
This class represents U.K. government securities, other sterling denominated fixed-income securities and index linked securities. Approximately 63% is invested in U.K. government bonds with the remainder primarily in corporate bonds.

(7)	This class primarily comprises investments in a diversified range of property principally in the residential, retail, office and industrial/warehouse sectors.

The asset allocation and target allocation for 2012 for the Company’s U.K. defined benefit pension plan at December 31, 2011 and 2010 was as follows:

	Percentage of Plan Assets at December 31,		Target Allocation
	2011	2010	2012
Equity Securities	37%	48%	35% - 65%
Fixed Income Securities	58%	49%	25% - 60%
Real Estate Investment Securities	5%	3%	5% - 10%
Total	100%	100%

The Company plans to contribute approximately $17 million to its non-U.S. defined benefit pension plans for the year ending December 31, 2012.  During the year ended December 31, 2011, the Company contributed $12.6 million to its non-U.S. defined benefit pension plans. The Company’s estimated future benefit payments under its non-U.S. defined benefit pension plans are as follows (in millions):

Year Ending December 31,
2012	$18.3
2013	$17.8
2014	$18.9
2015	$19.2
2016	$20.4
2017-2021	$109.6

Savings Plans

The Company sponsors various tax deferred savings plans into which eligible employees may elect to contribute a portion of their compensation. The Company may, but is not obligated to, contribute to certain of these plans. The Company’s Common Stock held in a rabbi trust pursuant to the Deferred Compensation Plan is treated in a manner similar to treasury stock.  The number of shares of the Company’s Common Stock held in the rabbi trust at December 31, 2011 and 2010 totaled 0.9 million.

Charges recognized for the Deferred Compensation Plan and these other savings plans were $12.0 million, $9.7 million and $11.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.  For the years ended December 31, 2010 and 2009 certain of these savings plan costs were stock-based and included in total stock-based compensation expense in the amounts of $8.3 million and $8.9 million, respectively. For the year ended December 31, 2011, Company matching contribution to tax deferred savings plans were invested at the direction of plan participants.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY

On December 31, 2011, there were 121.9 million shares of Common Stock issued and 108.8 million shares of Common Stock outstanding. Of the 178.1 million unissued shares of Common Stock at that date, 3.9 million shares of Common Stock were reserved for issuance for the exercise of stock options and the vesting of restricted stock. Additionally, 10.6 million shares of Common Stock were reserved for issuance for the shares that are contingently issuable for the 4% Convertible Notes.

In June 2009, the Company completed a public offering of Common Stock resulting in the issuance of 12.65 million shares at a price of $13.00 per share. The Company received approximately $156 million of net proceeds (net of $8.2 million of expenses) from the sale of the shares. This transaction increased the recorded amounts of Common Stock by $0.1 million and increased additional paid-in capital by approximately $156 million.

In June 2009, the Company sold and issued 4% Convertible Notes. See Note M – “Long-Term Obligations” for a description of these notes.

Common Stock in Treasury. The Company values treasury stock on an average cost basis. As of December 31, 2011, the Company held 13.1 million shares of Common Stock in treasury totaling $599.1 million, including 0.9 million shares held in a trust for the benefit of the Company’s Deferred Compensation Plan at a total of $17.1 million.

Preferred Stock. The Company’s certificate of incorporation was amended in June 1998 to authorize 50.0 million shares of preferred stock, $0.01 par value per share. As of December 31, 2011 and 2010, there were no shares of preferred stock outstanding.

Long-Term Incentive Plans. In May 2009, the stockholders approved the Terex Corporation 2009 Omnibus Incentive Plan (the “2009 Plan”). The purpose of the 2009 Plan is to provide a means whereby employees, directors and third-party service providers of the Company develop a sense of proprietorship and personal involvement in the development and financial success of the Company, and to encourage them to devote their best efforts to the business of the Company, thereby advancing the interests of the Company and its stockholders. The 2009 Plan provides for incentive compensation in the form of (i) options to purchase shares of Common Stock, (ii) stock appreciation rights, (iii) restricted stock awards and restricted stock units, (iv) other stock awards, (v) cash awards, and (vi) performance awards. In May 2011, the stockholders approved an increase in the number of shares of Common Stock authorized for issuance under the 2009 Plan from 3.0 million shares to 5.0 million shares. The maximum number of shares available for issuance under the 2009 Plan is 5.0 million shares plus the number of shares remaining available for issuance under the Terex Corporation 2000 Incentive Plan (the “2000 Plan”) and the 1996 Terex Corporation Long-Term Incentive Plan (the “1996 Plan”). As of December 31, 2011, 3.5 million shares were available for grant under the 2009 Plan.

In May 2000, the stockholders approved the 2000 Plan. The purpose of the 2000 Plan is to assist the Company in attracting and retaining selected individuals to serve as directors, officers, consultants, advisers and employees of the Company and its subsidiaries and affiliates who will contribute to the Company’s success and to achieve long-term objectives which will inure to the benefit of all stockholders of the Company through the additional incentive inherent in the ownership of the Common Stock. The 2000 Plan authorizes the granting of (i) options to purchase shares of Common Stock, (ii) stock appreciation rights, (iii) stock purchase awards, (iv) restricted stock awards and, (v) performance awards. In May 2002, the stockholders approved an increase in the number of shares of Common Stock authorized for issuance under the 2000 Plan from 4.0 million shares to 7.0 million shares. In May 2004, the stockholders approved an increase in the number of shares of Common Stock authorized for issuance under the 2000 Plan from 7.0 million shares to 12.0 million shares. As of May 14, 2009, the date of stockholder approval of the 2009 Plan, any shares related to awards under the 2000 Plan that were not issued or were subsequently forfeited, expired or otherwise terminated, were available for grant under the 2009 Plan.

In May 1996, the stockholders approved the 1996 Plan. The 1996 Plan authorizes the granting, among other things, of (i) options to purchase shares of Common Stock, (ii) shares of Common Stock, including restricted stock, and (iii) cash bonus awards based upon a participant’s job performance. In May 1999, the stockholders approved an increase in the aggregate number of shares of Common Stock (including restricted stock, if any) optioned or granted under the 1996 Plan to 4.0 million shares. As of May 14, 2009, the date of stockholder approval of the 2009 Plan, any shares related to awards under the 1996 Plan that were not issued or were subsequently forfeited, expired or otherwise terminated, were available for grant under the 2009 Plan.

Substantially all stock option grants under the 2000 Plan and the 1996 Plan vested over a four year period and have a contractual life of ten years. There were no options granted during the years ended December 31, 2011, 2010 or 2009.  The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $0.3 million.

The following table is a summary of stock options under all of the Company’s plans.

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	963,332	$18.97
Exercised	(105,702)	$10.67
Canceled or expired	(31,437)	$48.83
Outstanding at December 31, 2011	826,193	$18.89	1.91	$2.0
Exercisable at December 31, 2011	826,193	$18.89	1.91	$2.0
Vested at December 31, 2011	826,193	$18.89	1.91	$2.0

Under the 2009 Plan, 2000 Plan and the 1996 Plan, approximately 18% of all restricted stock awards vest over a four year period, with 25% of each grant vesting on each of the first four anniversary dates of the grant; approximately 33% of all restricted stock awards vest over a five year period and approximately 49% of all restricted stock awards vest over a three year period with 49% of these awards vesting on the first three anniversary dates and 51% vesting at the end of the three year period. Approximately 34% of the outstanding restricted stock awards are subject to performance targets that may or may not be met and for which the performance period has not yet been completed. The fair value of the restricted stock awards is based on the market price at the date of grant except for 759 thousand shares of performance grants based on a market condition. The Company uses the Monte Carlo method to provide grant date fair value for awards with a market condition. The Monte Carlo method is a statistical simulation technique used to provide the grant date fair value of an award. The following table presents the weighted-average assumptions used in the valuations:

	Year Ended December 31,
	2011	2010	2009
Dividend yields	—%	—%	—%
Expected volatility	80.29%	59.04%	71.93%
Risk free interest rate	1.04%	3.04%	1.38%
Expected life (in years)	3	4	3
Grant date fair value per share	$41.96	$16.17 - $19.08	$5.74

As of December 31, 2011, unrecognized compensation costs related to restricted stock totaled approximately $43.7 million, which will be expensed over a weighted average period of 2.6 years.  The weighted average fair value at date of grant for restricted stock awards was $34.99, $20.18 and $8.24 for the years ended December 31, 2011, 2010 and 2009, respectively.  The total fair value of shares vested for restricted stock awards was $26.3 million, $33.1 million and $45.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

During the year ended December 31, 2011, the Company issued 45 thousand shares of its outstanding Common Stock which were contributed into a deferred compensation plan under a Rabbi Trust.

The following table is a summary of restricted stock awards under all of the Company’s plans:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	3,836,696	$24.74
Granted	1,035,103	$34.99
Vested	(891,095)	$29.52
Canceled or expired	(845,764)	$40.62
Nonvested at December 31, 2011	3,134,940	$22.91

Compensation expense recognized under all stock-based compensation arrangements was $23.6 million, $45.3 million and $39.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.  The stock-based compensation expense was included in Selling, general and administrative expenses in the Consolidated Statements of Income.  The related tax benefit reflected in the provision was $7.1 million, $14.1 million and $12.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash received from option exercises under all stock-based compensation arrangements totaled $1.1 million.

The excess tax benefit for all stock-based compensation is included in the Consolidated Statement of Cash Flows as an operating cash outflow and a financing cash inflow.

Comprehensive Income (Loss).  The following table reflects the accumulated balances of other comprehensive income (loss) (in millions):
Accumulated Other Comprehensive Income (Loss) Attributable to Terex Corporation

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(69.0)	$(12.3)	$(1.0)	$—	$(82.3)
Current year change	(18.7)	139.6	(2.6)	—	118.3
Balance at December 31, 2009	(87.7)	127.3	(3.6)	—	36.0
Current year change	28.0	(65.9)	1.5	100.8	64.4
Balance at December 31, 2010	(59.7)	61.4	(2.1)	100.8	100.4
Current year change	(23.5)	(101.0)	(1.5)	(99.9)	(225.9)
Balance at December 31, 2011	$(83.2)	$(39.6)	$(3.6)	$0.9	$(125.5)

Accumulated Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$—	$0.8	$—	$—	$0.8
Current year change	—	—	—	—	—
Balance at December 31, 2009	—	0.8	—	—	0.8
Current year change	—	0.1	—	—	0.1
Balance at December 31, 2010	—	0.9	—	—	0.9
Current year change	—	(0.9)	—	—	(0.9)
Balance at December 31, 2011	$—	$—	$—	$—	$—

Accumulated Other Comprehensive Income (Loss)

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(69.0)	$(11.5)	$(1.0)	$—	$(81.5)
Current year change	(18.7)	139.6	(2.6)	—	118.3
Balance at December 31, 2009	(87.7)	128.1	(3.6)	—	36.8
Current year change	28.0	(65.8)	1.5	100.8	64.5
Balance at December 31, 2010	(59.7)	62.3	(2.1)	100.8	101.3
Current year change	(23.5)	(101.9)	(1.5)	(99.9)	(226.8)
Balance at December 31, 2011	$(83.2)	$(39.6)	$(3.6)	$0.9	$(125.5)

As of December 31, 2011, other accumulated comprehensive income for the pension liability adjustment and the derivative hedging adjustment are net of tax benefits of $39.1 million and $2.0 million, respectively

LITIGATION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
LITIGATION AND CONTINGENCIES
LITIGATION AND CONTINGENCIES

General

The Company is involved in various legal proceedings, including product liability, general liability, workers’ compensation liability, employment, commercial and intellectual property litigation, which have arisen in the normal course of operations. The Company is insured for product liability, general liability, workers’ compensation, employer’s liability, property damage and other insurable risk required by law or contract, with retained liability or deductibles. The Company has recorded and maintains an estimated liability in the amount of management’s estimate of the Company’s aggregate exposure for such retained liabilities and deductibles. For such retained liabilities and deductibles, the Company determines its exposure based on probable loss estimations, which requires such losses to be both probable and the amount or range of probable loss to be estimable. The Company believes it has made appropriate and adequate reserves and accruals for its current contingencies and that the likelihood of a material loss beyond the amounts accrued is remote except for those cases disclosed below where the Company includes a range of the possible loss. The Company believes that the outcome of such matters, individually and in the aggregate, will not have a material adverse effect on its consolidated financial position. However, the outcomes of lawsuits cannot be predicted and, if determined adversely, could ultimately result in the Company incurring significant liabilities which could have a material adverse effect on its results of operations.

ERISA, Securities and Stockholder Derivative Lawsuits

The Company has received complaints seeking certification of class action lawsuits in an ERISA lawsuit, a securities lawsuit and a stockholder derivative lawsuit as follows:

•	A consolidated complaint in the ERISA lawsuit was filed in the United States District Court, District of Connecticut on September 20, 2010 and is entitled In Re Terex Corp. ERISA Litigation.

•
A consolidated class action complaint for violations of securities laws in the securities lawsuit was filed in the United States District Court, District of Connecticut on November 18, 2010 and is entitled Sheet Metal Workers Local 32 Pension Fund and Ironworkers St. Louis Council Pension Fund, individually and on behalf of all others similarly situated v. Terex Corporation, et al.

•
A stockholder derivative complaint for violation of the Securities and Exchange Act of 1934, breach of fiduciary duty, waste of corporate assets and unjust enrichment was filed on April 12, 2010 in the United States District Court, District of Connecticut and is entitled Peter Derrer, derivatively on behalf of Terex Corporation v. Ronald M. DeFeo, Phillip C. Widman, Thomas J. Riordan, G. Chris Andersen, Donald P. Jacobs, David A. Sachs, William H. Fike, Donald DeFosset, Helge H. Wehmeier, Paula H.J. Cholmondeley, Oren G. Shaffer, Thomas J. Hansen, and David C. Wang, and Terex Corporation.

These lawsuits generally cover the period from February 2008 to February 2009 and allege, among other things, that certain of the Company’s SEC filings and other public statements contained false and misleading statements which resulted in damages to the Company, the plaintiffs and the members of the purported class when they purchased the Company’s securities and in the ERISA lawsuit and the stockholder derivative complaint, that there were breaches of fiduciary duties and of ERISA disclosure requirements. The stockholder derivative complaint also alleges waste of corporate assets relating to the repurchase of the Company’s shares in the market and unjust enrichment as a result of securities sales by certain officers and directors. The complaints all seek, among other things, unspecified compensatory damages, costs and expenses. As a result, the Company is unable to estimate a possible loss or a range of losses for these lawsuits. The stockholder derivative complaint also seeks amendments to the Company’s corporate governance procedures in addition to unspecified compensatory damages from the individual defendants in its favor.

The Company believes that the allegations in the suits are without merit, and Terex, its directors and the named executives will continue to vigorously defend against them. The Company believes that it has acted, and continues to act, in compliance with federal securities laws and ERISA law with respect to these matters. Accordingly, on November 19, 2010 the Company filed a motion to dismiss the ERISA lawsuit and on January 18, 2011 the Company filed a motion to dismiss the securities lawsuit. These motions are currently pending before the court. The plaintiff in the stockholder derivative lawsuit has agreed with the Company to put this lawsuit on hold pending the outcome of the motion to dismiss in connection with the securities lawsuit.

Powerscreen Patent Infringement Lawsuit

On December 6, 2010, the Company received an adverse jury verdict in the amount of $15.8 million in a patent infringement lawsuit brought against Powerscreen International Distribution Limited (“Powerscreen”) and Terex by Metso Minerals Inc. (“Metso”) in the United States District Court for the Eastern District of New York. The lawsuit involved a claim by Metso that the folding side conveyor of certain Powerscreen screening plants violated a patent held by Metso in the United States.   Following the verdict, Metso sought additional relief, including, additional damages, attorney’s fees, interest and trebling of all such amounts. On December 9, 2011, a judgment in support of the jury verdict was issued and Metso was awarded certain additional damages, interest and doubling of all such amounts. The Court has yet to calculate the final amount of monetary damages. The Court also issued an injunction preventing marketing or selling of certain models of Powerscreen mobile screening plants with the alleged infringing folding side conveyor design in the United States. These models have been updated with Powerscreen’s new proprietary S range of conveyors. Thus, the judgment and injunction do not affect the continued sale or use of any current model of Powerscreen mobile screening plants.

The Company does not agree that the accused Powerscreen mobile screening plants or their folding conveyor infringe the subject patent held by Metso. These types of patent cases are complex and the Company strongly believes that the verdict is contrary to both the law and the facts. The Company has appealed the verdict and believes that it will ultimately prevail on appeal. The Company does not expect this judgment will have a material impact on its consolidated business or overall operating results. However, the outcomes of lawsuits cannot be predicted and, if determined adversely, could ultimately result in the Company incurring significant liabilities, which could have a material adverse effect on its results of operations.

Post-Closing Dispute with Bucyrus

See Note D – “Discontinued Operations” for further information on the Company’s dispute with Bucyrus regarding the calculation of the value of the net assets of the Mining business.

Other

The Company is involved in various other legal proceedings, including workers’ compensation liability and intellectual property litigation, which have arisen in the normal course of its operations.  The Company has recorded provisions for estimated losses in circumstances where a loss is probable and the amount or range of possible amounts of the loss is estimable.

The Company’s outstanding letters of credit totaled $289.3 million at December 31, 2011.  The letters of credit generally serve as collateral for certain liabilities included in the Consolidated Balance Sheet.  Certain of the letters of credit serve as collateral guaranteeing the Company’s performance under contracts.

The Company has a letter of credit outstanding covering losses related to two former subsidiaries’ workers’ compensation obligations.  The Company has recorded liabilities for these contingent obligations in circumstances where a loss is probable and the amount or range of possible amounts of the loss is estimable.

Credit Guarantees

Customers of the Company from time to time may fund the acquisition of the Company’s equipment through third-party finance companies.  In certain instances, the Company may provide a credit guarantee to the finance company, by which the Company agrees to make payments to the finance company should the customer default.  The maximum liability of the Company is generally limited to its customer’s remaining payments due to the finance company at the time of default.  In the event of customer default, the Company is generally able to recover and dispose of the equipment at a minimum loss, if any, to the Company.

As of December 31, 2011 and 2010, the Company’s maximum exposure to such credit guarantees was $126.4 million and $211.1 million, respectively, including total guarantees issued by Terex Demag GmbH, part of the Cranes segment, of $60.4 million and $113.5 million, respectively; Sichuan Changjiang Engineering Crane Co., Ltd, part of the Cranes segment, of $34.4 million and $53.2 million, respectively; and Genie Holdings, Inc. and its affiliates (“Genie”), part of the AWP segment, of $18.0 million and $31.1 million, respectively. The terms of these guarantees coincide with the financing arranged by the customer and generally do not exceed five years. Given the Company’s position as the original equipment manufacturer and its knowledge of end markets, the Company, when called upon to fulfill a guarantee, generally has been able to liquidate the financed equipment at a minimal loss, if any, to the Company.

There can be no assurance that historical credit default experience will be indicative of future results.  The Company’s ability to recover losses experienced from its guarantees may be affected by economic conditions in effect at the time of loss.

Residual Value and Buyback Guarantees

The Company issues residual value guarantees under sales-type leases.  A residual value guarantee involves a guarantee that a piece of equipment will have a minimum fair market value at a future date.  The maximum exposure for residual value guarantees issued by the Company totaled $13.5 million and $13.4 million as of December 31, 2011 and 2010, respectively.  The Company is generally able to mitigate some of the risk associated with these guarantees because the maturity of the guarantees is staggered, limiting the amount of used equipment entering the marketplace at any one time.

The Company from time to time guarantees that it will buy equipment from its customers in the future at a stated price if certain conditions are met by the customer.  Such guarantees are referred to as buyback guarantees.  These conditions generally pertain to the functionality and state of repair of the machine.  As of December 31, 2011 and 2010, the Company’s maximum exposure pursuant to buyback guarantees was $103.4 million and $102.1 million, respectively, including total guarantees issued by Genie of $45.4 million and $97.4 million, respectively. Included in the December 31, 2011 amount are guarantees issued by entities in the MHPS segment of $54.5 million. The Company is generally able to mitigate some of the risk of these guarantees by staggering the timing of the buybacks and through leveraging its access to the used equipment markets provided by the Company’s original equipment manufacturer status.

See Note A – “Basis of Presentation – Revenue Recognition,” for a discussion of revenue recognition on arrangements with buyback guarantees.

The Company has recorded an aggregate liability within Other current liabilities and Other non-current liabilities in the Consolidated Balance Sheet of approximately $12 million and $19 million as of December 31, 2011 and 2010, respectively, for the estimated fair value of all guarantees provided.

There can be no assurance that the Company’s historical experience in used equipment markets will be indicative of future results.  The Company’s ability to recover losses experienced from its guarantees may be affected by economic conditions in the used equipment markets at the time of loss

RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Abstract]
Related Party Transaction
RELATED PARTY TRANSACTIONS

Steve Filipov, President, Developing Markets and Strategic Accounts for Terex received grants of restricted stock while he was living in France and employed by Terex Cranes France SAS, a subsidiary of the Company (“Terex Cranes France”).  In connection with the vesting of restricted stock granted to Mr. Filipov in 2007 that vested in 2009, an administrative error occurred in the withholding of shares for the payment of taxes and Mr. Filipov inadvertently received approximately $3 thousand in cash that he should not have received.  In addition, Terex Cranes France inadvertently paid approximately $10 thousand of income taxes in June 2010 on Mr. Filipov’s behalf in connection with the vesting of restricted stock granted to Mr. Filipov in 2006 and 2007.  As a result of the above transactions, as of December 31, 2010, Mr. Filipov owed Terex Cranes France approximately $13 thousand.  Mr. Filipov has subsequently repaid all amounts in full. This inadvertent arrangement constituted a non-permissible extension of credit under Section 402 of the Sarbanes-Oxley Act of 2002, and, accordingly, this arrangement has been terminated with respect to Mr. Filipov.

Genie Australia Pty. Ltd., a subsidiary of the Company, paid approximately five hundred dollars for certain excess luggage costs for the family of Timothy A. Ford, President Terex Aerial Work Platforms, during Mr. Ford’s and his family’s visit to Australia in January 2011. Mr. Ford has subsequently repaid all amounts in full. This inadvertent arrangement may have constituted a non-permissible extension of credit under Section 402 of the Sarbanes-Oxley Act of 2002, and, accordingly, this arrangement has been terminated with respect to Mr. Ford.

See Note D – “Discontinued Operations” for information on a transaction between the Company and Atlas Maschinen, a company whose Chairman is Fil Filipov, a former Terex executive and the father of Steve Filipov.

CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONSOLIDATING FINANCIAL STATEMENTS
CONSOLIDATING FINANCIAL STATEMENTS

On January 18, 2011, the Company repaid the outstanding $297.6 million principal amount outstanding of its 7-3/8% Notes (see Note M – “Long-Term Obligations”).  As a result of the Company’s redemption of the 7-3/8% Notes, as of February 7, 2011, the 4% Convertible Notes, 8% Notes and 10-7/8% Notes were jointly and severally guaranteed by the following wholly-owned subsidiaries of the Company (the “Wholly-owned Guarantors”): A.S.V., Inc., CMI Terex Corporation, Duvalpilot Equipment Outfitters, LLC, Fantuzzi Noell USA, Inc., Genie Financial Services, Inc., Genie Holdings, Inc., Genie Industries, Inc., Genie International, Inc., GFS National, Inc., Loegering Mfg. Inc., Powerscreen Holdings USA Inc., Powerscreen International LLC, Powerscreen North America Inc., Powerscreen USA, LLC, Schaeff Incorporated, Schaeff of North America, Inc., Terex Advance Mixer, Inc., Terex Aerials, Inc., Terex Financial Services, Inc., Terex South Dakota, Inc., Terex USA, LLC, Terex Utilities, Inc. and Terex Washington, Inc.  All of the guarantees are full and unconditional.  The guarantees of the Wholly-owned Guarantors are subject to release in limited circumstances only upon the occurrence of certain customary conditions. No subsidiaries of the Company except the Wholly-owned Guarantors have provided a guarantee of the 4% Convertible Notes, 8% Notes and 10-7/8% Notes.

The following summarized condensed consolidating financial information for the Company segregates the financial information of Terex Corporation, the Wholly-owned Guarantors and the non-guarantor subsidiaries.  The results and financial position of businesses acquired are included from the dates of their respective acquisitions.

Terex Corporation consists of parent company operations and non-guarantor subsidiaries directly owned by the parent company.  Subsidiaries of the parent company are reported on the equity basis.  Wholly-owned Guarantors combine the operations of the Wholly-owned Guarantor subsidiaries.  Subsidiaries of Wholly-owned Guarantors that are not themselves guarantors are reported on the equity basis.  Non-guarantor subsidiaries combine the operations of subsidiaries which have not provided a guarantee of the obligations of Terex Corporation under the 4% Convertible Notes, 8% Notes and 10-7/8% Notes.  Debt and goodwill allocated to subsidiaries are presented on a “push-down” accounting basis.

The Company revised its Condensed Consolidating Financial Statements to correct the presentation of intercompany activities between the Company, the Wholly-owned Guarantors and the non-guarantor subsidiaries for investments, loans, capital contributions and repayments. There were no changes to any of the Company's Condensed Consolidated Financial Statements. The impact of these revisions are shown in Note P – “Consolidating Financial Statements” to our unaudited condensed consolidated financial statements included in our Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2012.

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$336.9	$2,340.8	$4,654.9	$(828.0)	$6,504.6
Cost of goods sold	(301.2)	(2,044.0)	(4,027.1)	828.0	(5,544.3)
Gross profit	35.7	296.8	627.8	—	960.3
Selling, general and administrative expenses	(23.5)	(226.2)	(629.4)	—	(879.1)
Income (loss) from operations	12.2	70.6	(1.6)	—	81.2
Interest income	161.5	201.0	15.7	(363.9)	14.3
Interest expense	(302.9)	(74.3)	(121.6)	363.9	(134.9)
(Loss) income from subsidiaries	75.8	(7.3)	—	(68.5)	—
Loss on early extinguishment of debt	(7.7)	—	—	—	(7.7)
Other income (expense) - net	92.7	(13.8)	52.7	—	131.6
Income (loss) from continuing operations before income taxes	31.6	176.2	(54.8)	(68.5)	84.5
(Provision for) benefit from income taxes	15.9	(66.1)	(0.2)	—	(50.4)
Income (loss) from continuing operations	47.5	110.1	(55.0)	(68.5)	34.1
Income from discontinued operations - net of tax	—	—	5.8	—	5.8
Loss on disposition of discontinued operations - net of tax	(2.3)	—	3.1	—	0.8
Net income (loss)	45.2	110.1	(46.1)	(68.5)	40.7
Net loss attributable to noncontrolling interest	—	—	4.5	—	4.5
Net income (loss) attributable to Terex Corporation	$45.2	$110.1	$(41.6)	$(68.5)	$45.2

Comprehensive income (loss), net of tax	$(180.7)	$139.5	$(106.1)	$(38.8)	$(186.1)
Comprehensive loss (income) attributable to noncontrolling interest	$—	$—	$5.4	$—	$5.4
Comprehensive income (loss) attributable to Terex Corporation	$(180.7)	$139.5	$(100.7)	$(38.8)	$(180.7)

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$218.9	$1,619.2	$3,141.4	$(561.3)	$4,418.2
Cost of goods sold	(200.8)	(1,439.4)	(2,736.4)	561.3	(3,815.3)
Gross profit	18.1	179.8	405.0	—	602.9
Selling, general and administrative expenses	(79.4)	(187.6)	(409.7)	—	(676.7)
Loss from operations	(61.3)	(7.8)	(4.7)	—	(73.8)
Interest income	56.2	193.1	28.0	(267.5)	9.8
Interest expense	(323.0)	(77.3)	(12.6)	267.5	(145.4)
Income (loss) from subsidiaries	440.9	(3.9)	—	(437.0)	—
Loss on early extinguishment of debt	(1.4)	—	—	—	(1.4)
Other expense - net	(1.6)	17.6	(43.5)	—	(27.5)
(Loss) income from continuing operations before income taxes	109.8	121.7	(32.8)	(437.0)	(238.3)
Benefit from (provision for) income taxes	119.2	(45.2)	(47.2)	—	26.8
(Loss) income from continuing operations	229.0	76.5	(80.0)	(437.0)	(211.5)
Loss from discontinued operations – net of tax	(3.5)	(2.3)	(9.5)	—	(15.3)
Gain on disposition of discontinued operations - net of tax	133.0	76.9	379.4	—	589.3
Net income (loss)	358.5	151.1	289.9	(437.0)	362.5
Net income attributable to noncontrolling interest	—	—	(4.0)	—	(4.0)
Net income (loss) attributable to Terex Corporation	$358.5	$151.1	$285.9	$(437.0)	$358.5

Comprehensive income (loss), net of tax	422.9	152.0	295.3	(443.2)	427.0
Comprehensive loss (income) attributable to noncontrolling interest	—	—	(4.1)	—	(4.1)
Comprehensive income (loss) attributable to Terex Corporation	422.9	152.0	291.2	(443.2)	422.9

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2009
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$135.8	$1,200.0	$2,806.0	$(283.4)	$3,858.4
Cost of goods sold	(143.1)	(1,200.7)	(2,501.0)	283.4	(3,561.4)
Gross profit	(7.3)	(0.7)	305.0	—	297.0
Selling, general and administrative expenses	(63.7)	(213.8)	(421.2)	—	(698.7)
Loss from operations	(71.0)	(214.5)	(116.2)	—	(401.7)
Interest income	159.0	178.1	37.1	(369.3)	4.9
Interest expense	(294.8)	(76.5)	(117.4)	369.3	(119.4)
Income (loss) from subsidiaries	(231.6)	(20.3)	—	251.9	—
Loss on early extinguishment of debt	(3.3)	—	—	—	(3.3)
Other expense - net	(6.5)	6.0	(3.8)	—	(4.3)
(Loss) income from continuing operations before income taxes	(448.2)	(127.2)	(200.3)	251.9	(523.8)
Benefit from income taxes	78.0	38.5	0.9	—	117.4
(Loss) income from continuing operations	(370.2)	(88.7)	(199.4)	251.9	(406.4)
Income (loss) from discontinued operations – net of tax	(17.4)	(2.6)	41.7	—	21.7
Loss on disposition of discontinued operations - net of tax	(10.8)	(1.8)	—	—	(12.6)
Net (loss) income	(398.4)	(93.1)	(157.7)	251.9	(397.3)
Net income attributable to noncontrolling interest	—	(0.5)	(0.6)	—	(1.1)
Net (loss) income attributable to Terex Corporation	$(398.4)	$(93.6)	$(158.3)	$251.9	$(398.4)

Comprehensive income (loss), net of tax	(280.1)	(84.9)	(103.2)	190.4	(277.8)
Comprehensive loss (income) attributable to noncontrolling interest	—	(0.5)	(1.8)	—	(2.3)
Comprehensive income (loss) attributable to Terex Corporation	(280.1)	(85.4)	(105.0)	190.4	(280.1)

TEREX CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$264.0	$2.3	$507.8	$—	$774.1
Trade receivables - net	32.0	229.1	917.0	—	1,178.1
Intercompany receivables	48.9	118.3	74.8	(242.0)	—
Inventories	71.3	378.8	1,308.0	—	1,758.1
Other current assets	118.0	38.2	186.7	—	342.9
Total current assets	534.2	766.7	2,994.3	(242.0)	4,053.2
Property, plant and equipment - net	62.8	109.6	663.1	—	835.5
Goodwill	—	149.6	1,083.3	—	1,232.9
Non-current intercompany receivables	1,272.8	1,236.7	40.3	(2,549.8)	—
Investment in and advances to (from) subsidiaries	2,698.6	68.8	42.6	(2,750.8)	59.2
Other assets	113.4	186.1	583.1	—	882.6
Total assets	$4,681.8	$2,517.5	$5,406.7	$(5,542.6)	$7,063.4

Liabilities and Stockholders’ Equity
Current liabilities
Notes payable and current portion of long-term debt	$4.6	$0.1	$72.3	$—	$77.0
Trade accounts payable	29.6	164.8	570.2	—	764.6
Intercompany payables	—	49.3	192.7	(242.0)	—
Accruals and other current liabilities	95.8	122.8	830.7	—	1,049.3
Total current liabilities	130.0	337.0	1,665.9	(242.0)	1,890.9
Long-term debt, less current portion	1,261.6	1.8	960.0	—	2,223.4
Non-current intercompany payables	1,201.0	—	1,348.8	(2,549.8)	—
Other non-current liabilities	178.9	37.8	544.0	—	760.7
Total stockholders’ equity	1,910.3	2,140.9	888.0	(2,750.8)	2,188.4
Total liabilities and stockholders’ equity	$4,681.8	$2,517.5	$5,406.7	$(5,542.6)	$7,063.4

TEREX CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$164.2	$2.0	$728.0	$—	$894.2
Investments in marketable securities	520.9	0.5	—	—	521.4
Trade receivables - net	22.9	208.7	550.9	—	782.5
Intercompany receivables	9.5	93.1	44.1	(146.7)	—
Inventories	66.3	341.6	1,040.8	—	1,448.7
Other current assets	154.6	37.4	130.1	—	322.1
Total current assets	938.4	683.3	2,493.9	(146.7)	3,968.9
Property, plant and equipment - net	54.6	112.5	406.4	—	573.5
Goodwill	—	154.1	338.8	—	492.9
Non-current intercompany receivables	709.3	1,019.0	40.7	(1,769.0)	—
Investment in and advances to (from) subsidiaries	2,785.1	72.1	(5.4)	(2,823.1)	28.7
Other assets	69.6	187.2	195.6	—	452.4
Total assets	$4,557.0	$2,228.2	$3,470.0	$(4,738.8)	$5,516.4
Liabilities and Stockholders’ Equity
Current liabilities
Notes payable and current portion of long-term debt	$297.2	$0.2	$49.4	$—	$346.8
Trade accounts payable	24.9	130.3	414.8	—	570.0
Intercompany payables	43.1	26.5	77.1	(146.7)	—
Accruals and other current liabilities	127.7	87.1	542.6	—	757.4
Total current liabilities	492.9	244.1	1,083.9	(146.7)	1,674.2
Long-term debt, less current portion	879.6	119.3	340.6	—	1,339.5
Non-current intercompany payables	967.2	—	801.8	(1,769.0)	—
Other non-current liabilities	134.1	52.1	205.1	—	391.3
Total stockholders’ equity	2,083.2	1,812.7	1,038.6	(2,823.1)	2,111.4
Total liabilities and stockholders’ equity	$4,557.0	$2,228.2	$3,470.0	$(4,738.8)	$5,516.4

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash provided by (used in) operating activities of continuing operations	$(10.7)	$17.0	$12.8	$—	$19.1
Cash flows from investing activities
Capital expenditures	(10.4)	(22.5)	(46.2)	—	(79.1)
Acquisition of business, net of cash acquired	—	(2.0)	(1,033.2)	—	(1,035.2)
Proceeds from disposition of discontinued operations	—	—	0.5	—	0.5
Investments in derivative securities	(16.1)	—	—	—	(16.1)
Proceeds from sale of assets	531.8	0.1	7.7	—	539.6
Intercompany investing activities	(526.1)	12.6	(47.6)	561.1	—
Other investing activities, net	—	—	(2.2)	—	(2.2)
Net cash (used in) provided by investing activities of continuing operations	(20.8)	(11.8)	(1,121.0)	561.1	(592.5)
Cash flows from financing activities
Repayments of debt	(298.8)	(0.5)	(144.9)	—	(444.2)
Proceeds from issuance of debt	455.5	1.9	469.3	—	926.7
Payment of debt issuance cost	(26.6)	—	—	—	(26.6)
Purchase of noncontrolling interest	—	(6.3)	—	—	(6.3)
Intercompany financing activities	(2.5)	—	563.6	(561.1)	—
Other financing activities, net	3.7	—	0.9	—	4.6
Net cash provided by (used in) financing activities of continuing operations	131.3	(4.9)	888.9	(561.1)	454.2
Cash flows from discontinued operations
Net cash used in operating activities of discontinued operations	—	—	—	—	—
Net cash provided by investing activities of discontinued operations	—	—	—	—	—
Net cash provided by financing activities of discontinued operations	—	—	—	—	—
Net cash used in discontinued operations	—	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.9)	—	(0.9)
Net increase (decrease) in cash and cash equivalents	99.8	0.3	(220.2)	—	(120.1)
Cash and cash equivalents, beginning of period	164.2	2.0	728.0	—	894.2
Cash and cash equivalents, end of period	$264.0	$2.3	$507.8	$—	$774.1

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash (used in) provided by operating activities of continuing operations	$(454.0)	$65.6	$(221.7)	$—	$(610.1)
Cash flows from investing activities
Capital expenditures	(8.7)	(10.6)	(35.7)	—	(55.0)
Acquisition of business	(12.8)	—	—	—	(12.8)
Investments in and advances to affiliates	(14.6)	—	(4.7)	—	(19.3)
Proceeds from disposition of discontinued operations	294.8	—	707.2	—	1,002.0
Investments in derivative securities	(21.1)	—	—	—	(21.1)
Proceeds from sale of assets	2.4	1.4	6.2	—	10.0
Intercompany investing activities	(17.9)	—	—	17.9	—
Net cash provided by (used in) investing activities of continuing operations	222.1	(9.2)	673.0	17.9	903.8
Cash flows from financing activities
Repayments of debt	(159.3)	(51.6)	(154.6)	—	(365.5)
Proceeds from issuance of debt	—	—	73.9	—	73.9
Payment of debt issuance cost	(6.0)	(0.8)	(1.0)	—	(7.8)
Purchase of noncontrolling interest	—	—	(12.9)	—	(12.9)
Distributions to noncontrolling interest	—	(0.2)	(3.2)	—	(3.4)
Intercompany financing activities	—	—	17.9	(17.9)	—
Other financing activities, net	1.3	(0.1)	(1.2)	—	—
Net cash used in financing activities of continuing operations	(164.0)	(52.7)	(81.1)	(17.9)	(315.7)
Cash flows from discontinued operations
Net cash used in operating activities of discontinued operations	(19.3)	(2.2)	(31.6)	—	(53.1)
Net cash provided by investing activities of discontinued operations	—	—	0.1	—	0.1
Net cash provided by financing activities of discontinued operations	—	—	—	—	—
Net cash used in discontinued operations	(19.3)	(2.2)	(31.5)	—	(53.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2.0)	—	(2.0)
Net (decrease) increase in cash and cash equivalents	(415.2)	1.5	336.7	—	(77.0)
Cash and cash equivalents, beginning of period	579.4	0.5	391.3	—	971.2
Cash and cash equivalents, end of period	$164.2	$2.0	$728.0	$—	$894.2

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(in millions)

	Terex Corporation	Wholly- owned Guarantors	Non- guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash (used in) provided by operating activities	$36.1	$(14.1)	$(62.6)	$—	$(40.6)
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	—	(9.8)	—	(9.8)
Capital expenditures	(11.4)	(7.4)	(31.6)	—	(50.4)
Proceeds from sale of assets	0.2	1.2	4.7	—	6.1
Intercompany investing activities	(71.1)	0.3	0.5	70.3	—
Net cash used in investing activities	(82.3)	(5.9)	(36.2)	70.3	(54.1)
Cash flows from financing activities
Repayments of debt	(527.8)	(2.5)	(154.7)	—	(685.0)
Proceeds from issuance of debt	1,035.5	—	78.8	—	1,114.3
Proceeds from issuance of common stock	156.3	—	—	—	156.3
Payment of debt issuance costs	(17.2)	—	—	—	(17.2)
Purchase of noncontrolling interest	—	(1.7)	—	—	(1.7)
Distributions to noncontrolling interest	—	(1.0)	(6.1)	—	(7.1)
Intercompany financing activities	(0.5)	1.7	69.1	(70.3)	—
Other financing activities, net	0.6	—	(1.4)	—	(0.8)
Net cash provided by (used in) financing activities	646.9	(3.5)	(14.3)	(70.3)	558.8
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations	(22.6)	19.2	6.3	—	2.9
Net cash used in investing activities of discontinued operations	(0.2)	(0.4)	(6.4)	—	(7.0)
Net cash used in financing activities of discontinued operations	—	(0.2)	—	—	(0.2)
Net cash provided by (used in) discontinued operations	(22.8)	18.6	(0.1)	—	(4.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	27.0	—	27.0
Net increase (decrease) in cash and cash equivalents	577.9	(4.9)	(86.2)	—	486.8
Cash and cash equivalents, beginning of period	1.5	5.4	477.5	—	484.4
Cash and cash equivalents, end of period	$579.4	$0.5	$391.3	$—	$971.2

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts and Reserves [Abstract]
Schedule II - Valuation and Qualifying Accounts and Reserves
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(Amounts in millions)

		Additions
	Balance Beginning of Year	Charges to Earnings	Other (1)	Deductions (2)	Balance End of Year
Year ended December 31, 2011
Deducted from asset accounts:
Allowance for doubtful accounts	$46.8	$13.6	$(9.0)	$(8.9)	$42.5
Reserve for inventory	106.7	53.4	(1.8)	(38.2)	120.1
Valuation allowances for deferred tax assets	157.6	18.1	7.6	—	183.3
Totals	$311.1	$85.1	$(3.2)	$(47.1)	$345.9
Year ended December 31, 2010
Deducted from asset accounts:
Allowance for doubtful accounts	$60.1	$12.3	$(9.5)	$(16.1)	$46.8
Reserve for inventory	110.8	44.6	(6.3)	(42.4)	106.7
Valuation allowances for deferred tax assets	134.6	35.1	(12.1)	—	157.6
Totals	$305.5	$92.0	$(27.9)	$(58.5)	$311.1
Year ended December 31, 2009
Deducted from asset accounts:
Allowance for doubtful accounts	$58.0	$21.4	$(1.5)	$(17.8)	$60.1
Reserve for inventory	83.9	61.1	1.6	(35.8)	110.8
Valuation allowances for deferred tax assets	64.1	21.6	48.9	—	134.6
Totals	$206.0	$104.1	$49.0	$(53.6)	$305.5

(1)	Primarily represents the impact of foreign currency exchange and purchase accounting adjustments for deferred tax assets.

(2)	Primarily represents the utilization of established reserves, net of recoveries.

BASIS OF PRESENTATION (Policies)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation.  The Consolidated Financial Statements include the accounts of Terex Corporation and its majority-owned subsidiaries (“Terex” or the “Company”).  The Company consolidates all majority-owned and controlled subsidiaries, applies the equity method of accounting for investments in which the Company is able to exercise significant influence, and applies the cost method for all other investments.  All material intercompany balances, transactions and profits have been eliminated.

Use of Estimates

Use of Estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents.  Cash equivalents consist of highly liquid investments with original maturities of three months or less.  The carrying amount of cash and cash equivalents approximates their fair value.  Cash and cash equivalents at December 31, 2011 and 2010 include $14.2 million and $16.3 million, respectively, which were not immediately available for use.  These consist primarily of cash balances held in escrow to secure various obligations of the Company

Inventories

Inventories.  Inventories are stated at the lower of cost or market (“LCM”) value. Cost is determined principally by the average cost method and the first-in, first-out (“FIFO”) (approximately 58% and 42% , respectively).  In valuing inventory, the Company is required to make assumptions regarding the level of reserves required to value potentially obsolete or over-valued items at the lower of cost or market.  These assumptions require the Company to analyze the aging of and forecasted demand for its inventory, forecast future products sales prices, pricing trends and margins, and to make judgments and estimates regarding obsolete or excess inventory.  Future product sales prices, pricing trends and margins are based on the best available information at that time including actual orders received, negotiations with the Company’s customers for future orders, including their plans for expenditures, and market trends for similar products.  The Company’s judgments and estimates for excess or obsolete inventory are based on analysis of actual and forecasted usage.  The valuation of used equipment taken in trade from customers requires the Company to use the best information available to determine the value of the equipment to potential customers.  This value is subject to change based on numerous conditions. Inventory reserves are established taking into account age, frequency of use, or sale, and in the case of repair parts, the installed base of machines.  While calculations are made involving these factors, significant management judgment regarding expectations for future events is involved.  Future events that could significantly influence the Company’s judgment and related estimates include general economic conditions in markets where the Company’s products are sold, new equipment price fluctuations, actions of the Company’s competitors, including the introduction of new products and technological advances, as well as new products and design changes the Company introduces.  The Company makes adjustments to its inventory reserve based on the identification of specific situations and increases its inventory reserves accordingly.  As further changes in future economic or industry conditions occur, the Company will revise the estimates that were used to calculate its inventory reserves.  At December 31, 2011 and 2010, reserves for LCM, excess and obsolete inventory totaled $120.1 million and $106.7 million, respectively.

If actual conditions are less favorable than those the Company has projected, the Company will increase its reserves for LCM, excess and obsolete inventory accordingly.  Any increase in the Company’s reserves will adversely impact its results of operations.  The establishment of a reserve for LCM, excess and obsolete inventory establishes a new cost basis in the inventory.  Such reserves are not reduced until the product is sold.

Debt Issuance Costs
Debt Issuance Costs.  Debt issuance costs incurred in securing the Company’s financing arrangements are capitalized and amortized over the term of the associated debt.  Capitalized debt issuance costs related to debt that is extinguished early are charged to expense at the time of retirement. Debt issuance costs were $42.7 million and $25.8 million (net of accumulated amortization of $11.9 million and $12.8 million) at December 31, 2011 and 2010, respectively.

Intangible Assets
Intangible Assets.  Intangible assets include purchased patents, trademarks, customer relationships and other specifically identifiable assets and are amortized on a straight-line basis over the respective estimated useful lives, which range from one to forty-five years.  Intangible assets are reviewed for impairment when circumstances warrant

Goodwill
Goodwill.  Goodwill, representing the difference between the total purchase price and the fair value of assets (tangible and intangible) and liabilities at the date of acquisition, is reviewed for impairment annually, and more frequently as circumstances warrant, and written down only in the period in which the recorded value of such assets exceed their fair value.  The Company selected October 1 as the date for the required annual impairment test.

Goodwill is tested for impairment at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which discrete financial information with similar economic characteristics is available and the operating results are regularly reviewed by the Company’s management.  The AWP, Construction, Cranes and MP operating segments plus the Material Handling business (including services) and Port Solutions business of MHPS, comprise the six reporting units for goodwill impairment testing purposes.

The Company adopted Financial Accounting Standards Board (the “FASB”) Accounting Standards Update (“ASU”) ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350),” (“ASU 2011-08”) at the beginning of its fourth quarter of 2011 on a prospective basis. See “Recent Accounting Pronouncements” below. ASU 2011-08 allows us to first assess, qualitatively, whether it is necessary to perform the quantitative two-step goodwill impairment test as described below. If we believe, as a result of our qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step goodwill impairment process is required. We have the unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the quantitative goodwill impairment test.

The quantitative goodwill impairment analysis is a two-step process.  The first step used to identify potential impairment involves comparing each reporting unit’s estimated fair value to its carrying value, including goodwill.  The Company uses an income approach derived from a discounted cash flow model to estimate the fair value of its reporting units.  The aggregate fair value of the Company’s reporting units is compared to the Company’s market capitalization on the valuation date to assess its reasonableness.  The initial recognition of goodwill, as well as the annual review of the carrying value of goodwill, requires that the Company develop estimates of future business performance.  These estimates are used to derive expected cash flow and include assumptions regarding future sales levels and the level of working capital needed to support a given business.  The Company relies on data developed by business segment management as well as macroeconomic data in making these calculations. The discounted cash flow model also includes a determination of the Company’s weighted average cost of capital.  The cost of capital is based on assumptions about interest rates as well as a risk-adjusted rate of return required by the Company’s equity investors.  Changes in these estimates can impact the present value of the expected cash flow that is used in determining the fair value of acquired intangible assets as well as the overall expected value of a given business.

The second step of the process involves the calculation of an implied fair value of goodwill for each reporting unit for which step one indicated impairment.  The implied fair value of goodwill is determined by measuring the excess of the estimated fair value of the reporting unit over the estimated fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination.  If the implied fair value of goodwill exceeds the carrying value of goodwill assigned to the reporting unit, there is no impairment.  If the carrying value of goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess.  An impairment loss cannot exceed the carrying value of goodwill assigned to a reporting unit and the subsequent reversal of goodwill impairment losses is not permitted.

There were no indicators of goodwill impairment in the tests performed as of October 1, 2011, 2010 and 2009. See Note J – “Goodwill and Intangible Assets” in the Notes to the Consolidated Financial Statements.

Property, Plant and Equipment
Property, Plant and Equipment.  Property, plant and equipment are stated at cost.  Expenditures for major renewals and improvements are capitalized while expenditures for maintenance and repairs not expected to extend the life of an asset beyond its normal useful life are charged to expense when incurred.  Plant and equipment are depreciated over the estimated useful lives (1-40 years and 2-20 years, respectively) of the assets under the straight-line method of depreciation for financial reporting purposes and both straight-line and other methods for tax purposes.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets. The Company’s policy is to assess the realizability of its long-lived assets, including intangible assets, and to evaluate such assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets (or group of assets) may not be recoverable.  Impairment is determined to exist if fair value based on the estimated future undiscounted cash flows are less than the carrying value.  Future cash flow projections include assumptions for future sales levels and the level of working capital needed to support each business.  The Company uses data developed by business segment management as well as macroeconomic data in making these calculations.  The amount of any impairment then recognized would be calculated as the difference between estimated fair value and the carrying value of the asset.  The Company recognized asset impairments of $18.8 million, $11.4 million and $4.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, of which, $8.8 million, $9.3 million and $1.5 million, respectively, were recognized as part of restructuring costs.  See Note L – “Restructuring and Other Charges.”

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts.  Trade accounts receivable are recorded at the invoiced amount and do not bear interest.  The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable.  The Company determines the allowance based on historical customer review and current financial conditions.  The Company reviews its allowance for doubtful accounts at least quarterly.  Past due balances over 90 days and over a specified amount are reviewed individually for collectibility.  All other balances are reviewed on a pooled basis by type of receivable.  Account balances are charged off against the allowance when the Company determines it is probable the receivable will not be recovered.  There can be no assurance that the Company’s historical accounts receivable collection experience will be indicative of future results.  The Company has off-balance sheet credit exposure related to guarantees provided to financial institutions as disclosed in Note Q – “Litigation and Contingencies.”  Substantially all receivables were trade receivables at December 31, 2011 and 2010.

Revenue Recognition
Revenue Recognition.  Revenue and related costs are generally recorded when products are shipped and invoiced to either independently owned and operated dealers or to customers.  Shipping and handling charges are recorded in Cost of goods sold.

Revenue generated in the United States is recognized when title and risk of loss pass from the Company to its customers which generally occurs upon shipment depending upon the shipping terms negotiated.  The Company also has a policy which requires it to meet certain criteria in order to recognize revenue, including satisfaction of the following requirements:

a)                                     Persuasive evidence that an arrangement exists;
b)                                    The price to the buyer is fixed or determinable;
c)                                     Collectibility is reasonably assured; and
d)                                    The Company has no significant obligations for future performance.

In the United States, the Company has the ability to enter into a security agreement and receive a security interest in the product by filing an appropriate Uniform Commercial Code (“UCC”) financing statement.  However, a significant portion of the Company’s revenue is generated outside of the United States.  In many countries outside of the United States, as a matter of statutory law, a seller retains title to a product until payment is made.  The laws do not provide for a seller’s retention of a security interest in goods in the same manner as established in the UCC.  In these countries, the Company retains title to goods delivered to a customer until the customer makes payment so that the Company can recover the goods in the event of customer default on payment.  In these circumstances, where the Company only retains title to secure its recovery in the event of customer default, the Company also has a policy requiring it to meet certain criteria in order to recognize revenue, including satisfaction of the following requirements:

a)                                     Persuasive evidence that an arrangement exists;
b)                                    Delivery has occurred or services have been rendered;
c)                                     The price to the buyer is fixed or determinable;
d)                                    Collectibility is reasonably assured;
e)                                     The Company has no significant obligations for future performance; and
f)                                       The Company is not entitled to direct the disposition of the goods, cannot rescind the transaction, cannot prohibit the customer from moving, selling, or otherwise using the goods in the ordinary course of business and has no other rights of holding title that rest with a titleholder of property that is subject to a lien under the UCC.

In circumstances where the sales transaction requires acceptance by the customer for items such as testing on site, installation, trial period or performance criteria, revenue is not recognized unless the following criteria have been met:

a)                                     Persuasive evidence that an arrangement exists;
b)                                    Delivery has occurred or services have been rendered;
c)                                     The price to the buyer is fixed or determinable;
d)                                    Collectibility is reasonably assured; and
e)                                     The customer has given their acceptance, the time period has elapsed or the Company has otherwise objectively demonstrated that the criteria specified in the acceptance provisions have been satisfied.

In addition to performance commitments, the Company analyzes factors such as the reason for the purchase to determine if revenue should be recognized.  This analysis is done before the product is shipped and includes the evaluation of factors that may affect the conclusion related to the revenue recognition criteria as follows:

a)                                     Persuasive evidence that an arrangement exists;
b)                                    Delivery has occurred or services have been rendered;
c)                                     The price to the buyer is fixed or determinable; and
d)                                    Collectibility is reasonably assured.

Revenue from sales-type leases is recognized at the inception of the lease. Income from operating leases is recognized ratably over the term of the lease. The Company routinely sells equipment subject to operating leases and the related lease payments.  If the Company does not retain a substantial risk of ownership in the equipment, the transaction is recorded as a sale.  If the Company does retain a substantial risk of ownership, the transaction is recorded as a borrowing, the operating lease payments are recognized as revenue over the term of the lease and the debt is amortized over a similar period.

The Company, from time to time, issues buyback guarantees in conjunction with certain sales agreements.  These primarily relate to trade value agreements (“TVAs”) in which a customer may trade in equipment in the future at a stated price/credit if the customer meets certain conditions.  The trade-in price/credit is determined at the time of the original sale of equipment.  In conjunction with the trade-in, these conditions include a requirement to purchase new equipment at fair market value at the time of trade-in, which fair value is required to be of equal or greater value than the original equipment cost.  Other conditions also include the general functionality and state of repair of the machine.  The Company has concluded that any credit provided to customers under a TVA/buyback guarantee, which is expected to be equal to or less than the fair value of the equipment returned on the trade-in date, is a guarantee to be accounted for in accordance with Accounting Standards Codification (“ASC”) 460, “Guarantees” (“ASC 460”).

The original sale of equipment, accompanied by a buyback guarantee, is a multiple element transaction wherein the Company offers its customer the right, after some period of time, for a limited period of time, to exchange purchased equipment for a fixed price trade-in credit toward another of our products.  The fixed price trade-in credit is accounted for under the guidance provided by ASC 460. Pursuant to this right, the Company has agreed to make a payment (in the form of a trade-in credit) to the customer contingent upon the customer exercising its right to trade in the original purchased equipment.  Under the guidance of ASC 460, the Company records the fixed price trade-in credit at its fair value.  Accordingly, as noted above, the Company has accounted for the trade-in credit as a separate deliverable in a multiple element arrangement.

Guarantees
Guarantees.  The Company records a liability for the estimated fair value of guarantees issued pursuant to ASC 460.  The Company recognizes a loss under a guarantee when its obligation to make payment under the guarantee is probable and the amount of the loss can be estimated.  A loss would be recognized if the Company’s payment obligation under the guarantee exceeds the value it can expect to recover to offset such payment, primarily through the sale of the equipment underlying the guarantee.

Accrued Warranties
Accrued Warranties.  The Company records accruals for potential warranty claims based on its claim experience.  The Company’s products are typically sold with a standard warranty covering defects that arise during a fixed period.  Each business provides a warranty specific to the products it offers.  The specific warranty offered by a business is a function of customer expectations and competitive forces.  Warranty length is generally a fixed period of time, a fixed number of operating hours, or both.

A liability for estimated warranty claims is accrued at the time of sale.  The non-current portion of the warranty accrual is included in Other non-current liabilities in the Company’s Consolidated Balance Sheet.  The liability is established using historical warranty claim experience for each product sold.  Historical claim experience may be adjusted for known design improvements or for the impact of unusual product quality issues.  Warranty reserves are reviewed quarterly to ensure critical assumptions are updated for known events that may affect the potential warranty liability.

The following table summarizes the changes in the consolidated product warranty liability (in millions):

Balance as of December 31, 2009	$126.2
Accruals for warranties issued during the period	74.5
Business acquired during the period	—
Changes in estimates	0.1
Settlements during the year	(92.8)
Foreign exchange effect/other	(5.0)
Balance as of December 31, 2010	103.0
Accruals for warranties issued during the period	74.9
Business acquired during the period	24.7
Changes in estimates	11.5
Settlements during the year	(76.5)
Foreign exchange effect/other	(3.5)
Balance as of December 31, 2011	$134.1

Accrued Product Liability
Accrued Product Liability.  The Company records accruals for product liability claims when deemed probable and estimable based on facts and circumstances, and prior claim experience.  Accruals for product liability claims are valued based upon the Company’s prior claims experience, including consideration of the jurisdiction, circumstances of the accident, type of loss or injury, identity of plaintiff, other potential responsible parties, analysis of outside legal counsel, analysis of internal product liability counsel and the experience of the Company’s director of product safety.  Actual product liability costs could be different due to a number of variables such as the decisions of juries or judges.

Defined Benefit Pension and Other Postretirement Benefits
Defined Benefit Pension and Other Postretirement Benefits.  The Company provides postretirement benefits to certain former salaried and hourly employees and certain hourly employees covered by bargaining unit contracts that provide such benefits.  The Company accounts for these benefits under ASC 715, “Compensation-Retirement Benefits” (“ASC 715”).  ASC 715 requires balance sheet recognition of the overfunded or underfunded status of pension and postretirement benefit plans.  Under ASC 715, actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards must be recognized in Accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost.  See Note O – “Retirement Plans and Other Benefits.”

Deferred Compensation
Deferred Compensation.  The Company maintains a Deferred Compensation Plan, which is described more fully in Note O – “Retirement Plans and Other Benefits.”  The Company’s common stock, par value $0.01 per share (“Common Stock”) held in a rabbi trust pursuant to the Company’s Deferred Compensation Plan, is treated in a manner similar to treasury stock and is recorded at cost within Stockholders’ equity as of December 31, 2011 and 2010.  The plan obligations for participant deferrals in the Company’s Common Stock are classified as Additional paid-in capital within Stockholders’ equity.  The total of the Company’s Common Stock required to settle this deferred compensation obligation is included in the denominator in both basic and diluted earnings per share calculations.

Stock-Based Compensation
Stock-Based Compensation.  At December 31, 2011, the Company had stock-based employee compensation plans, which are described more fully in Note P – “Stockholders’ Equity.”  The Company accounts for those plans under the recognition and measurement principles of ASC 718, “Compensation–Stock Compensation” (“ASC 718”).  ASC 718 requires that expense resulting from all share-based payment transactions be recognized in the financial statements at fair value.

Foreign Currency Translation
Foreign Currency Translation.  Assets and liabilities of the Company’s non-U.S. operations are translated at year-end exchange rates.  Income and expenses are translated at average exchange rates prevailing during the year.  For operations whose functional currency is the local currency, translation adjustments are recorded in the Accumulated other comprehensive income component of Stockholders’ equity. Gains or losses resulting from foreign currency transactions are recorded in the accounts based on the underlying transaction.

Derivatives
Derivatives.  Derivative financial instruments are recorded in the Consolidated Balance Sheet at their fair value as either assets or liabilities.  Changes in the fair value of derivatives are recorded each period in earnings or Accumulated other comprehensive income, depending on whether a derivative is designated and effective as part of a hedge transaction and, if it is, the type of hedge transaction.  Gains and losses on derivative instruments reported in Accumulated other comprehensive income are included in earnings in the periods in which earnings are affected by the hedged item. See Note K – “Derivative Financial Instruments.”

Environmental Policies
Environmental Policies.  Environmental expenditures that relate to current operations are either expensed or capitalized depending on the nature of the expenditure.  Expenditures relating to conditions caused by past operations that do not contribute to current or future revenue generation are expensed.  Liabilities are recorded when environmental assessments and/or remedial actions are probable and the costs can be reasonably estimated.  Such amounts were not material at December 31, 2011 and 2010.

Research and Development Costs
Research and Development Costs.  Research and development costs are expensed as incurred. Such costs incurred in the development of new products or significant improvements to existing products are included in Selling, general and administrative expenses.  Research and development costs were $73.7 million, $59.9 million and $58.9 million during 2011, 2010 and 2009, respectively.

Income Taxes
Income Taxes.  The Company accounts for income taxes using the asset and liability method.  This method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities.  See Note C – “Income Taxes.”

Earnings Per Share
Earnings Per Share.  Basic (loss) earnings per share is computed by dividing Net (loss) income attributable to Terex Corporation for the period by the weighted average number of shares of Common Stock outstanding.  Diluted earnings per share is computed by dividing Net (loss) income attributable to Terex Corporation for the period by the weighted average number of shares of Common Stock outstanding and potential dilutive common shares.  See Note E – “Earnings Per Share.”

Fair Value Measurements
Fair Value Measurements. Assets and liabilities measured at fair value on a recurring basis under the provisions of ASC 820, “Fair Value Measurement and Disclosure” (“ASC 820”) include interest rate swap and foreign currency forward contracts discussed in Note K – “Derivative Financial Instruments.”  These contracts are valued using a market approach, which uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.  ASC 820 establishes a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s assumptions (unobservable inputs).  The hierarchy consists of three levels:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 – Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Determining which category an asset or liability falls within this hierarchy requires judgment.  The Company evaluates its hierarchy disclosures each quarter.

BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated current and non-current product warranty liability
The following table summarizes the changes in the consolidated product warranty liability (in millions):

Balance as of December 31, 2009	$126.2
Accruals for warranties issued during the period	74.5
Business acquired during the period	—
Changes in estimates	0.1
Settlements during the year	(92.8)
Foreign exchange effect/other	(5.0)
Balance as of December 31, 2010	103.0
Accruals for warranties issued during the period	74.9
Business acquired during the period	24.7
Changes in estimates	11.5
Settlements during the year	(76.5)
Foreign exchange effect/other	(3.5)
Balance as of December 31, 2011	$134.1

BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of business segment information
Included in Eliminations/Corporate are the eliminations among the five segments, as well as general and corporate items. Business segment information is presented below (in millions):

	Year Ended December 31,
	2011	2010	2009
Net Sales
AWP	$1,750.0	$1,076.3	$845.3
Construction	1,505.6	1,081.2	832.9
Cranes	1,543.0	1,419.2	1,739.1
MHPS	1,077.3	364.4	152.6
MP	682.8	533.1	353.6
Corporate and Other / Eliminations	(54.1)	(56.0)	(65.1)
Total	$6,504.6	$4,418.2	$3,858.4
Income (loss) from Operations
AWP	$86.3	$2.8	$(154.7)
Construction	(18.4)	(52.0)	(243.4)
Cranes	25.7	54.6	112.4
MHPS	(64.7)	(21.1)	(8.8)
MP	59.5	24.5	(49.3)
Corporate and Other / Eliminations *	(7.2)	(82.6)	(57.9)
Total	$81.2	$(73.8)	$(401.7)
Depreciation and Amortization
AWP	$17.7	$18.1	$17.9
Construction	25.5	28.4	29.6
Cranes	26.9	22.9	21.8
MHPS	35.8	15.0	7.2
MP	5.8	5.7	5.7
Corporate	14.9	14.7	11.2
Total	$126.6	$104.8	$93.4
Capital Expenditures
AWP	$14.9	$19.4	$6.8
Construction	17.5	9.7	5.5
Cranes	13.2	12.4	10.4
MHPS	17.0	1.1	0.5
MP	2.6	2.6	7.2
Corporate	13.9	9.8	20.0
Total	$79.1	$55.0	$50.4

* Corporate cost allocation method to segments increased in 2011.

	December 31,
	2011	2010
Identifiable Assets
AWP	$1,039.5	$837.2
Construction	1,232.3	1,186.8
Cranes	1,517.4	1,577.8
MHPS	2,890.2	723.2
MP	928.7	913.2
Corporate and Other / Eliminations	(544.7)	278.2
Total	$7,063.4	$5,516.4

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Geographic segment information is presented below (in millions):

	Year Ended December 31,
	2011	2010	2009
Net Sales
United States	$1,858.3	$1,191.8	$1,008.3
United Kingdom	288.6	203.6	246.9
Germany	582.5	313.3	337.4
Other European countries	1,320.3	891.3	937.8
All other	2,454.9	1,818.2	1,328.0
Total	$6,504.6	$4,418.2	$3,858.4

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	December 31,
	2011	2010
Long-lived Assets
United States	$184.5	$167.1
United Kingdom	36.7	38.8
Germany	313.3	127.4
Other European countries	124.2	114.4
All other	176.8	125.8
Total	$835.5	$573.5

INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income (loss) from continuing operations before income taxes are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
United States	$159.1	$(159.0)	$(316.2)
Foreign	(74.6)	(79.3)	(207.6)
Income (loss) from continuing operations before income taxes	$84.5	$(238.3)	$(523.8)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The major components of the Company’s provision for (benefit from) income taxes on continuing operations before income taxes are summarized below (in millions):

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$22.8	$(144.1)	$(3.6)
State	1.5	(0.8)	(0.5)
Foreign	28.1	10.1	18.6
Current income tax provision (benefit)	52.4	(134.8)	14.5
Deferred:
Federal	3.9	91.4	(97.3)
State	5.6	(2.3)	(1.5)
Foreign	(11.5)	18.9	(33.1)
Deferred income tax (benefit) provision	(2.0)	108.0	(131.9)
Total provision for (benefit from) income taxes	$50.4	$(26.8)	$(117.4)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of the basis differences and net operating loss carry forwards as of December 31, 2011 and 2010 for continuing operations are summarized below for major balance sheet captions (in millions):

	2011	2010
Property, plant and equipment	$(67.7)	$(42.4)
Intangibles	(152.4)	(41.6)
Trade receivables	9.8	8.0
Inventories	51.8	33.8
Accrued warranties and product liability	21.6	16.3
Net operating loss carry forwards	197.1	215.9
Retirement plans and other	57.0	38.7
Accrued compensation and benefits	23.7	23.0
Investments	(7.4)	(67.3)
Credits	26.3	28.3
Other	28.3	(5.4)
Deferred tax assets valuation allowance	(183.3)	(157.6)
Net deferred tax assets (liabilities)	$4.8	$49.7

Summary of Income Tax Contingencies [Table Text Block]

The following table summarizes the activity related to the Company’s total (including discontinued operations) unrecognized tax benefits (in millions):

Balance as of January 1, 2009	$115.9
Additions for current year tax positions	33.6
Additions for prior year tax positions	148.6
Reductions for prior year tax positions	(117.1)
Reductions for tax positions related to current year	(26.1)
Reductions related to expiration of statute of limitations	(6.4)
Settlements	(2.8)
Acquired balances	5.4
Balance as of December 31, 2009	151.1
Additions for current year tax positions	3.4
Additions for prior year tax positions	20.7
Reductions for prior year tax positions	(7.0)
Reductions for tax positions related to current year	(1.2)
Reductions related to expiration of statute of limitations	(1.3)
Settlements	(25.3)
Acquired balances	1.3
Balance as of December 31, 2010	141.7
Additions for current year tax positions	0.7
Additions for prior year tax positions	15.2
Reductions for prior year tax positions	(10.5)
Reductions for tax positions related to current year	—
Reductions related to expiration of statute of limitations	(3.3)
Settlements	(14.8)
Acquired balances	40.6
Balance as of December 31, 2011	$169.6

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The Company’s Provision for (benefit from) income taxes is different from the amount that would be provided by applying the statutory federal income tax rate to the Company’s Income (loss) from continuing operations before income taxes.  The reasons for the difference are summarized as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Tax at statutory federal income tax rate	$29.6	$(83.4)	$(183.3)
State taxes (net of Federal benefit)	4.3	(9.0)	(9.0)
Change in valuation allowance	18.1	35.1	29.4
Foreign tax differential on income/losses of foreign subsidiaries	(7.1)	7.6	17.1
Non-deductible goodwill charges	—	—	0.2
U.S. tax on multi-national operations	(0.1)	0.2	24.8
Change in foreign statutory rates	4.9	2.5	(3.6)
U.S. manufacturing and export incentives	(1.7)	6.4	—
Tax on foreign exchange amounts reported in accumulated other comprehensive income	—	15.5	—
Other	2.4	(1.7)	7.0
Total (benefit from) provision for income taxes	$50.4	$(26.8)	$(117.4)

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations presented in the Consolidated Statement of Income
The following amounts related to the discontinued operations were derived from historical financial information and have been segregated from continuing operations and reported as discontinued operations in the Consolidated Statement of Income (in millions):

	Year Ended December 31,
	2011	2010	2009
Net sales	$—	$157.7	$1,346.6

(Loss) income from discontinued operations before income taxes	$(0.1)	$(9.7)	$88.6
(Provision for) benefit from income taxes	5.9	(5.6)	(66.9)
Income (loss) from discontinued operations – net of tax	$5.8	$(15.3)	$21.7

(Loss) gain on disposition of discontinued operations	$(0.7)	$832.7	$(19.5)
Benefit from (provision for) income taxes	1.5	(243.4)	6.9
Gain (loss) on disposition of discontinued operations – net of tax	$0.8	$589.3	$(12.6)

Schedule of cash and cash equivalents
The following table provides the amounts of cash and cash equivalents presented in the Consolidated Statement of Cash Flows as of December 31 (in millions):

	2011	2010	2009
Cash and cash equivalents:
Cash and cash equivalents – continuing operations	$774.1	$894.2	$929.5
Cash and cash equivalents – discontinued operations	—	—	41.7
Total cash and cash equivalents	$774.1	$894.2	$971.2

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of earnings per share

	For the year ended December 31,
	(in millions, except per share data)
	2011	2010	2009
Income (loss) from continuing operations attributable to Terex Corporation common stockholders	$38.6	$(215.5)	$(407.5)
Income (loss) from discontinued operations-net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations-net of tax	0.8	589.3	(12.6)
Net income (loss) attributable to Terex Corporation	$45.2	$358.5	$(398.4)
Basic shares:
Weighted average shares outstanding	109.5	108.7	102.6
Earnings per share – basic:
Income (loss) from continuing operations	$0.35	$(1.98)	$(3.97)
Income (loss) from discontinued operations-net of tax	0.05	(0.14)	0.21
Gain (loss) on disposition of discontinued operations-net of tax	0.01	5.42	(0.12)
Net income (loss) attributable to Terex Corporation	$0.41	$3.30	$(3.88)
Diluted shares:
Weighted average shares outstanding	109.5	108.7	102.6
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes	1.2	—	—
Diluted weighted average shares outstanding	110.7	108.7	102.6
Earnings per share – diluted:
Income (loss) from continuing operations	$0.35	$(1.98)	$(3.97)
Income (loss) from discontinued operations-net of tax	0.05	(0.14)	0.21
Gain on disposition of discontinued operations-net of tax	0.01	5.42	(0.12)
Net income (loss) attributable to Terex Corporation	$0.41	$3.30	$(3.88)

Schedule of noncontrolling interest attributable to common stockholders
The following table provides information to reconcile amounts reported on the Consolidated Statement of Income to amounts used to calculate earnings per share attributable to Terex Corporation common stockholders (in millions) for the year ended December 31:

Noncontrolling Interest Attributable to Common Stockholders

Attribution of noncontrolling interest:	2011	2010	2009
Noncontrolling interest attributable to Income (loss) from continuing operations	$4.5	$(4.0)	$(1.1)
Noncontrolling interest attributable to Income (loss) from discontinued operations	—	—	(1.2)
Total noncontrolling interest	$4.5	$(4.0)	$(2.3)

Reconciliation of amounts attributable to common stockholders:	2011	2010	2009
Income (loss) from continuing operations	$34.1	$(211.5)	$(406.4)
Noncontrolling interest attributed to income (loss) from continuing operations	4.5	(4.0)	(1.1)
Income (loss) from continuing operations attributable to common stockholders	$38.6	$(215.5)	$(407.5)

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories consist of the following (in millions):

	December 31,
	2011	2010
Finished equipment	$465.2	$494.6
Replacement parts	217.7	228.9
Work-in-process	508.7	298.5
Raw materials and supplies	566.5	426.7
Inventories	$1,758.1	$1,448.7

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Property, plant and equipment – net consist of the following (in millions):

	December 31,
	2011	2010
Property	$123.3	$78.4
Plant	426.4	316.8
Equipment	690.4	527.1
Property, Plant and Equipment – Gross	1,240.1	922.3
Less: Accumulated depreciation	(404.6)	(348.8)
Property, plant and equipment – net	$835.5	$573.5

EQUIPMENT SUBJECT TO OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Equipment Subject to Operating Leases [Abstract]
Schedule of Future Minimum Lease Payments Receivable [Table Text Block]
Future minimum lease payments to be received under noncancellable operating leases with lease terms in excess of one year are as follows (in millions):

Years ending December 31,
2012	$17.0
2013	8.6
2014	4.3
2015	1.9
2016	1.7
Thereafter	—
$33.5

ACQUISITIONS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the preliminary estimated fair values of the Demag Cranes AG assets acquired and liabilities assumed and related deferred income taxes as of acquisition date (in millions).

Assets acquired
Current assets	$603.4
Trade receivables	253.3
Property, plant and equipment	308.0
Intangible assets not subject to amortization	129.7
Intangible assets subject to amortization	302.3
Other assets	131.0
Goodwill	821.5
Total assets acquired	2,549.2

Liabilities assumed
Current liabilities, including current portion of long-term debt	471.4
Long-term debt	169.5
Postemployment benefit obligation	188.9
Other noncurrent liabilities	329.8
Total liabilities assumed	1,159.6
Net assets acquired	$1,389.6

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]

The following table summarizes the identifiable definite-lived intangible assets acquired (in millions):

	Weighted Average Life (in years)	Gross Carrying Amount
Definite-lived intangible assets:
Technology	6	$39.1
Customer relationships	16	251.8
In process research and development	5	11.4
Total definite-lived intangible assets		$302.3

Schedule of Indefinite-lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]	The following table summarizes the identifiable indefinite-lived intangible assets acquired (in millions):

Gross Carrying Amount
Indefinite-lived intangible assets:
Trade names	$129.7

Business Acquisition, Pro Forma Information [Table Text Block]

The following unaudited pro forma information has been presented as if the Demag Cranes AG transaction occurred on January 1, 2010. This information is based on historical results of operations, adjusted for acquisition accounting adjustments, and is not necessarily indicative of what the results would have been had the Company operated the business since January 1, 2010, nor does it intend to be a projection of future results. No pro forma adjustments have been made for the Company’s incremental transaction costs or other transaction-related costs.

	Year Ended
(in millions, except per share data)	December 31,
	2011	2010
Net sales	$7,414.7	$6,493.3
Net income attributable to Terex Corporation	$33.6	$352.0
Basic earnings per share attributable to Terex Corporation common stockholders	$0.31	$3.24
Diluted earnings per share attributable to Terex Corporation common stockholders	$0.30	$3.24

GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill by business segment
An analysis of changes in the Company’s goodwill by business segment is as follows (in millions):

	Aerial Work Platforms	Construction	Cranes	Materials Handling & Port Solutions	Materials Processing	Total
Balance at December 31, 2009, gross	$150.7	$438.8	$201.4	$22.7	$202.3	$1,015.9
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2009, net	107.9	—	201.4	22.7	179.1	511.1
Acquisitions	—	—	2.8	—	—	2.8
Foreign exchange effect and other	(1.1)	—	(13.0)	(1.5)	(5.4)	(21.0)
Balance at December 31, 2010, gross	149.6	438.8	191.2	21.2	196.9	997.7
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2010, net	106.8	—	191.2	21.2	173.7	492.9
Acquisitions	6.2	—	—	821.5	1.8	829.5
Foreign exchange effect and other	(1.1)	—	(5.7)	(82.0)	(0.7)	(89.5)
Balance at December 31, 2011, gross	154.7	438.8	185.5	760.7	198.0	1,737.7
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2011, net	$111.9	$—	$185.5	$760.7	$174.8	$1,232.9

Schedule of intangible assets by class
Intangible assets, net were comprised of the following as of December 31, 2011 and 2010 (in millions):

		December 31, 2011			December 31, 2010
	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Technology	9	$67.9	$17.4	$50.5	$33.4	$10.2	$23.2
Customer Relationships	15	365.8	56.0	309.8	128.7	41.7	87.0
Land Use Rights	45	25.9	3.5	22.4	22.5	2.6	19.9
Other	6	64.5	44.5	20.0	52.5	42.2	10.3
Total definite-lived intangible assets		$524.1	$121.4	$402.7	$237.1	$96.7	$140.4

Indefinite-lived intangible assets:
Tradenames		$116.8
Total indefinite-lived intangible assets		$116.8

Schedule of intangible assets future amortization expense

	For the Year Ended December 31,
(in millions)	2011	2010	2009
Aggregate Amortization Expense	$28.9	$18.3	$16.8

Schedule of expected amortization expense	Estimated aggregate intangible asset amortization expense (in millions) for the next five years is as follows:

2012	$44.4
2013	$38.8
2014	$37.4
2015	$37.0
2016	$36.6

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet
The following table provides the location and fair value amounts of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2011	December 31, 2010
Foreign exchange contracts	Other current assets	$7.1	$2.9
Interest rate contract	Other assets	33.4	39.3
Total asset derivatives		$40.5	$42.2
Liability Derivatives
Foreign exchange contracts	Other current liabilities	$13.0	$6.0
Interest rate contract	Long-term debt, less current portion	33.4	38.1
Total liability derivatives		$46.4	$44.1
Total Derivatives		$(5.9)	$(1.9)

Schedule of fair value of derivative instruments not designated as hedging instruments that are reported in the Consolidated Balance Sheet
The following table provides the location and fair value amounts of derivative instruments not designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2011	December 31, 2010
Option derivative contracts	Other current assets	$—	$0.3
Foreign exchange contracts	Other current assets	$0.7	$—

Schedule of derivative instruments that are designated as hedges in the Consolidated Statement of Income and Accumulated other comprehensive income (loss) ("OCI")
The following tables provide the effect of derivative instruments that are designated as hedges in the Consolidated Statement of Income and Accumulated other comprehensive income (“OCI”) (in millions):

Gain Recognized on Derivatives in Income:		Year Ended December 31,
Fair Value Derivatives	Location	2011	2010
Interest rate contract	Interest expense	$19.3	$19.2

(Loss) Gain Recognized on Derivatives in OCI:		Year Ended December 31,
Cash Flow Derivatives		2011	2010
Foreign exchange contracts		$(1.6)	$1.3

Loss Reclassified from Accumulated OCI into Income (Effective):		Year Ended December 31,
Account		2011	2010
Cost of goods sold		$(4.7)	$(2.9)
Other income (expense) – net		(0.8)	(3.5)
Total		$(5.5)	$(6.4)

Gain (Loss) Recognized on Derivatives (Ineffective) in Income:		Year Ended December 31,
Account		2011	2010
Other income (expense) – net		$1.5	$(1.8)

Schedule of derivative instruments that are not designated as hedges in the Consolidated Statement of Income and OCI

The following table provides the effect of derivative instruments that are not designated as hedges in the Consolidated Statement of Income and OCI (in millions):

Loss Recognized on Derivatives not designated as hedges in Income:	Year Ended December 31,
Account	2011	2010
Other income (expense) – net	$(16.4)	$(20.8)

Schedule of accumulated other comprehensive income (loss)
Unrealized net gains (losses), net of tax, included in OCI are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of period	$(2.1)	$(3.6)	$(1.0)
Additional gains (losses) – net	(2.3)	(2.0)	(15.7)
Amounts reclassified to earnings	0.8	3.5	13.1
Balance at end of period	$(3.6)	$(2.1)	$(3.6)

RESTRUCTURING AND OTHER CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Information for all restructuring activities by segment
The following table provides information for all restructuring activities by segment of the amount of expense incurred during the year ended December 31, 2011, the cumulative amount of expenses incurred since inception of the programs from 2009 through 2011 and the total amount expected to be incurred (in millions):

	Amount incurred during the year ended December 31, 2011	Cumulative amount incurred through December 31, 2011	Total amount expected to be incurred
AWP	$0.1	$23.7	$23.7
Construction	1.3	38.8	38.8
Cranes	2.2	5.8	5.8
MP	2.5	13.6	13.6
MHPS	23.3	36.4	39.0
Corporate and Other	0.1	6.2	6.2
Total	$29.5	$124.5	$127.1

Information by type of restructuring activity
The following table provides information by type of restructuring activity with respect to the amount of expense incurred during the year ended December 31, 2011, the cumulative amount of expenses incurred since inception of the programs from 2009 through 2011 and the total amount expected to be incurred (in millions):

	Employee Termination Costs	Facility Exit Costs	Asset Disposal and Other Costs	Total
Amount incurred in the year ended December 31, 2011	$19.3	$7.1	$3.1	$29.5
Cumulative amount incurred through December 31, 2011	$92.2	$17.7	$14.6	$124.5
Total amount expected to be incurred	$92.2	$20.3	$14.6	$127.1

Roll forward of the restructuring reserve by type of restructuring activity
The following table provides a roll forward of the restructuring reserve by type of restructuring activity for the year ended December 31, 2011 (in millions):

	Employee Termination Costs	Facility Exit Costs	Asset Disposal and Other Costs	Total
Restructuring reserve at December 31, 2010	$9.8	$1.6	$1.1	$12.5
Restructuring charges	18.3	—	0.1	18.4
Cash expenditures	(8.1)	(0.4)	(1.6)	(10.1)
Restructuring reserve at December 31, 2011	$20.0	$1.2	$(0.4)	$20.8

LONG-TERM OBLIGATIONS LONG TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt is summarized as follows (in millions):

	December 31,
	2011	2010
10-7/8% Senior Notes due June 1, 2016	$295.5	$294.4
4% Convertible Senior Subordinated Notes due June 1, 2015	137.3	129.2
7-3/8% Senior Subordinated Notes due January 15, 2014	—	297.2
8% Senior Subordinated Notes due November 15, 2017	800.0	800.0
2011 Credit Agreement – term debt	710.8	—
Demag Cranes AG Credit Agreement	173.7	—
Notes payable	5.4	14.1
Capital lease obligations	2.1	3.4
Other	175.6	148.0
Total debt	2,300.4	1,686.3
Less: Notes payable and current portion of long-term debt	(77.0)	(346.8)
Long-term debt, less current portion	$2,223.4	$1,339.5

Schedule of Interest Coverage Ratios [Table Text Block]
The minimum required levels of the interest coverage ratio, as defined in the 2011 Credit Agreement, are set forth below:

Period	Ratio
October 1, 2011 through and including December 31, 2011	1.60	to	1.00
January 1, 2012 through and including March 31, 2012	2.00	to	1.00
Thereafter	2.50	to	1.00

Schedule of Leverage Ratios [Table Text Block]
The maximum permitted levels of the senior secured leverage ratio, as defined in the 2011 Credit Agreement, are set forth below:

Period	Ratio
October 1, 2011 through and including December 31, 2011	3.50	to	1.00
January 1, 2012 through and including March 31, 2012	3.00	to	1.00
April 1, 2012 through and including June 30, 2012	2.50	to	1.00
Thereafter	2.25	to	1.00

Schedule of Maturities of Long-term Debt [Table Text Block]
Amounts shown are exclusive of minimum lease payments for capital lease obligations disclosed in Note N – “Lease Commitments” (in millions):

2012	$76.0
2013	45.2
2014	44.8
2015	318.6
2016	304.5
Thereafter	1,509.1
Total	$2,298.2

Schedule of Debt [Table Text Block]
s.

Based on indicative price quotations from financial institutions multiplied by the amount recorded on the Company’s Consolidated Balance Sheet (“Book Value”), the Company estimates the fair values (“FV”) of its debt set forth below as of December 31, 2011, as follows (in millions, except for quotes):

2011	Book Value	Quote	FV
8% Notes	$800.0	$0.96500	$772
4% Convertible Notes (net of discount)	$137.3	$1.11000	$152
10-7/8% Notes	$295.5	$1.10500	$327
2011 Credit Agreement Term Loan (net of discount) – USD	$454.7	$1.00250	$456
2011 Credit Agreement Term Loan (net of discount) – EUR	$256.1	$0.99000	$254

LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Schedule of Future Minimum Lease Payments for Capital and Noncancellable Operating Leases [Table Text Block]
Future minimum capital and noncancellable operating lease payments and the related present value of capital lease payments at December 31, 2011 are as follows (in millions):

	Capital Leases	Operating Leases
2012	$1.1	$61.7
2013	0.5	49.0
2014	0.5	37.1
2015	0.1	29.3
2016	—	23.6
Thereafter	—	59.7
Total minimum obligations	2.2	$260.4
Less: amount representing interest	(0.1)
Present value of net minimum obligations	2.1
Less: current portion	(1.0)
Long-term obligations	$1.1

RETIREMENT PLANS AND OTHER BENEFITS (Tables)	12 Months Ended
Dec. 31, 2011
U.S. Defined Benefit Plans
Defined Benefit Plan Disclosure
Schedule of Net Benefit Costs [Table Text Block]
Information regarding the Company’s U.S. plans, including the SERP, was as follows (in millions, except percent values):

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Accumulated benefit obligation at end of year	$173.6	$148.5
Change in benefit obligation:
Benefit obligation at beginning of year	$159.9	$148.8	$10.3	$10.1
Service cost	2.1	2.0	—	—
Interest cost	8.2	8.4	0.4	0.6
Actuarial loss (gain)	24.7	10.4	(1.4)	1.3
Benefits paid	(9.8)	(9.7)	(1.3)	(1.7)
Benefit obligation at end of year	185.1	159.9	8.0	10.3
Change in plan assets:
Fair value of plan assets at beginning of year	99.3	94.3	—	—
Actual return on plan assets	7.1	11.5	—	—
Employer contribution	14.8	3.2	1.3	1.7
Benefits paid	(9.8)	(9.7)	(1.3)	(1.7)
Fair value of plan assets at end of year	111.4	99.3	—	—
Funded status	$(73.7)	$(60.6)	$(8.0)	$(10.3)
Amounts recognized in the statement of financial position consist of:
Current liabilities	$0.1	$0.1	$1.2	$1.1
Non-current liabilities	73.6	60.5	6.8	9.2
Total liabilities	$73.7	$60.6	$8.0	$10.3
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	$91.7	$69.1	$2.5	$3.9
Prior service cost	1.0	1.2	(0.1)	(0.1)
Total amounts recognized in accumulated other comprehensive income	$92.7	$70.3	$2.4	$3.8

Schedule of Assumptions Used [Table Text Block]

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions as of December 31:
Discount rate	4.00%	5.25%	5.75%	4.00%	5.25%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%	N/A	N/A	N/A
Rate of compensation increase	3.75%	3.75%	3.75%	N/A	N/A	N/A

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Components of net periodic cost:
Service cost	$2.1	$2.0	$1.8	$—	$—	$0.1
Interest cost	8.2	8.4	8.4	0.4	0.6	0.6
Expected return on plan assets	(8.3)	(7.3)	(6.4)	—	—	—
Amortization of prior service cost	0.2	1.9	2.1	—	0.1	0.1
Amortization of actuarial loss	3.3	1.7	1.7	—	0.1	0.1
Net periodic cost	$5.5	$6.7	$7.6	$0.4	$0.8	$0.9

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Table Text Block]

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$25.9	$6.2	$(1.4)	$1.3
Amortization of actuarial losses	(3.3)	(1.7)	—	(0.1)
Amortization of prior service cost	(0.2)	(1.9)	—	(0.1)
Total recognized in other comprehensive income	$22.4	$2.6	$(1.4)	$1.1

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	Pension Benefits	Other Benefits
Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2012:
Actuarial net loss	$4.9	$0.1
Prior service cost	0.1	—
Total amount expected to be recognized as components of net periodic cost for the year ending December 31, 2012	$5.0	$0.1

Schedule of Fair Value of Plan Assets by Measurement Levels [Table Text Block]
The fair value of the Company’s plan assets at December 31, 2011 are as follows (in millions):

	Total	Level 1	Level 2
Cash, including money market funds	$1.4	$1.4	$—
Investment funds – large-cap(1)	13.9	—	13.9
Investment funds – mid/small-cap(2)	6.1	—	6.1
Investment funds – international(3)	11.0	—	11.0
Investment funds – equity index(4)	13.9	—	13.9
Investment funds – high yield bonds(5)	11.3	—	11.3
Investment funds – long corporate A bonds(6)	26.8	—	26.8
Investment funds – long duration bonds(7)	27.0	—	27.0
Total investments measured at fair value	$111.4	$1.4	$110.0

The following information was provided to the Company by the fund manager.

(1)           This class invests in U.S. large capitalization stocks with approximately 88% in information technology, energy, financial, health care, consumer and industrial sectors and 12% in other industries.
(2)             This class invests in U.S. mid to small capitalization stocks with approximately 88% in financial, information technology, industrial, consumer, health care, energy and materials sectors and 12% in other industries.
(3)             This class includes non-U.S. stocks in diversified industries and countries with approximately 85% in financial, consumer, industrial, materials, energy and health care sectors and 15% in other industries.
(4)           This class invests in U.S. stocks with approximately 88% in information technology, financial, energy, health care, consumer and industrial sectors and 12% in other industries.  The fund seeks a total return, which corresponds to the S&P 500 Index.
(5)           This class primarily focuses on the high yield market of investment grade bonds of U.S. issuers from diverse industries with approximately 48% in the energy, telecommunications, consumer, utilities, and health care sectors.
(6)             This class primarily targets the longer-term, higher investment grade bond market of U.S. issuers with approximately 84% in the financial, industrial and utility sectors, approximately 12% in U.S. Treasuries and approximately 4% in other securities.
(7)           This class primarily focuses on investments with a long duration and includes approximately 49% of investment grade bonds of U.S. issuers in the financial, industrial and utility sectors, 48% in U.S. government securities and 3% in other securities.

Schedule of Allocation of Plan Assets [Table Text Block]
The table below is a composite of the individual targets and allocation at December 31, 2011 and 2010:

	Percentage of Plan Assets at December 31,		Target Allocation
	2011	2010	2012
Equity Securities	40%	43%	37.5% - 42.5%
Fixed Income	60%	57%	57.5% - 62.0%
Total	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]
The Company’s estimated future benefit payments under its U.S. plans are as follows (in millions):

Year Ending December 31,	Pension Benefits	Other Benefits
2012	$9.9	$1.2
2013	$9.8	$1.0
2014	$9.8	$0.9
2015	$9.9	$0.8
2016	$9.8	$0.7
2017-2021	$58.6	$2.3

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on postretirement benefit obligation	$0.4	$(0.3)

Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosure
Schedule of Net Benefit Costs [Table Text Block]
Information regarding the Company’s non-U.S. plans was as follows (in millions):

	Pension Benefits
	2011	2010
Accumulated benefit obligation at end of year	$388.6	$177.9
Change in benefit obligation:
Benefit obligation at beginning of year	$179.9	$201.4
Service cost	4.4	4.9
Interest cost	12.8	9.0
Acquisitions	228.2	—
Actuarial (gain) loss	15.0	(11.6)
Benefits paid	(15.3)	(10.5)
Curtailment	—	(3.8)
Foreign exchange effect	(28.0)	(9.5)
Benefit obligation at end of year	397.0	179.9
Change in plan assets:
Fair value of plan assets at beginning of year	91.5	87.1
Acquisitions	28.2	—
Actual return on plan assets	7.2	8.2
Employer contribution	12.6	9.4
Employee contribution	0.2	0.3
Benefits paid	(15.3)	(10.5)
Foreign exchange effect	(4.7)	(3.0)
Fair value of plan assets at end of year	119.7	91.5
Funded status	$(277.3)	$(88.4)

Amounts recognized in the statement of financial position consist of:
Non-current assets	$—	$(0.4)
Current liabilities	13.2	3.1
Non-current liabilities	264.1	85.7
Total liabilities	$277.3	$88.4
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	$27.4	$14.8
Prior service cost	0.4	0.5
Total amounts recognized in accumulated other comprehensive income	$27.8	$15.3

Schedule of Assumptions Used [Table Text Block]

	Pension Benefits
	2011	2010	2009
The weighted average assumptions as of December 31:
Discount rate	4.55%	5.50%	5.37%
Expected return on plan assets	5.59%	6.00%	6.00%
Rate of compensation increase	1.75%	1.04%	4.22%

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]

	Pension Benefits
	2011	2010	2009
Components of net periodic cost:
Service cost	$4.4	$4.9	$6.6
Interest cost	12.8	9.0	8.9
Expected return on plan assets	(6.0)	(5.0)	(4.5)
Employee contributions	(0.2)	(0.3)	(0.5)
Amortization of actuarial loss	0.3	1.4	1.0
Net periodic cost	$11.3	$10.0	$11.5

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Table Text Block]

	Pension Benefits
	2011	2010
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net loss (gain)	$13.8	$(15.5)
Prior service cost	—	0.6
Amortization of actuarial losses	(0.3)	(1.4)
Curtailment	—	(3.8)
Foreign exchange effect	(1.0)	(1.7)
Total recognized in other comprehensive income	$12.5	$(21.8)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2012:
Actuarial net loss	$0.7

Schedule of Fair Value of Plan Assets by Measurement Levels [Table Text Block]
The fair value of the Company’s plan assets at December 31, 2011 are as follows (in millions):

	Total	Level 1	Level 2
Cash	$4.9	$4.9	$—
Investment funds – European Ex U.K. equities(1)	7.7	—	7.7
Investment funds – U.K. equities(2)	11.6	—	11.6
Investment funds – North American equities(3)	9.1	—	9.1
Investment funds – Other equities(4)	15.5	—	15.5
Investment funds –Other bonds(5)	10.3	—	10.3
Investment funds – U.K. long bond(6)	52.8	—	52.8
Investment funds – real estate(7)	7.8	—	7.8
Total investments measured at fair value	$119.7	$4.9	$114.8

The following information was provided to the Company by the fund manager.

(1)
This class invests in stocks of European (excluding U.K.) based companies with approximately 86% in financial, consumer, industrials, health care, basic materials, oil and gas and communications sectors and 14% in other industries.

(2)	This class invests in stocks of U.K. based companies with approximately 88% in financial, oil and gas, consumer, basic materials, health care and industrial sectors and 12% in other industries.

(3)	This class invests in stocks of North American based companies with approximately 89% in technology, financial, oil and gas, consumer, industrial and health care sectors and 11% in other industries.

(4)	This class invests in stocks with approximately 70% in financial, industrial, consumer, basic materials and information technology, 19% in a diversified asset portfolio and 11% in other industries.

(5)	This class invests in bonds with approximately 89% in European government bonds, corporate bonds and loans backed by Swiss mortgages, and 11% in other investments.

(6)
This class represents U.K. government securities, other sterling denominated fixed-income securities and index linked securities. Approximately 63% is invested in U.K. government bonds with the remainder primarily in corporate bonds.

(7)	This class primarily comprises investments in a diversified range of property principally in the residential, retail, office and industrial/warehouse sectors.

Schedule of Allocation of Plan Assets [Table Text Block]
The asset allocation and target allocation for 2012 for the Company’s U.K. defined benefit pension plan at December 31, 2011 and 2010 was as follows:

	Percentage of Plan Assets at December 31,		Target Allocation
	2011	2010	2012
Equity Securities	37%	48%	35% - 65%
Fixed Income Securities	58%	49%	25% - 60%
Real Estate Investment Securities	5%	3%	5% - 10%
Total	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]
The Company’s estimated future benefit payments under its non-U.S. defined benefit pension plans are as follows (in millions):

Year Ending December 31,
2012	$18.3
2013	$17.8
2014	$18.9
2015	$19.2
2016	$20.4
2017-2021	$109.6

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of stock options under all of the Company’s plans.

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	963,332	$18.97
Exercised	(105,702)	$10.67
Canceled or expired	(31,437)	$48.83
Outstanding at December 31, 2011	826,193	$18.89	1.91	$2.0
Exercisable at December 31, 2011	826,193	$18.89	1.91	$2.0
Vested at December 31, 2011	826,193	$18.89	1.91	$2.0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the weighted-average assumptions used in the valuations:

	Year Ended December 31,
	2011	2010	2009
Dividend yields	—%	—%	—%
Expected volatility	80.29%	59.04%	71.93%
Risk free interest rate	1.04%	3.04%	1.38%
Expected life (in years)	3	4	3
Grant date fair value per share	$41.96	$16.17 - $19.08	$5.74

Schedule of Share-based Compensation Restricted Stock Awards Activity [Table Text Block]
The following table is a summary of restricted stock awards under all of the Company’s plans:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	3,836,696	$24.74
Granted	1,035,103	$34.99
Vested	(891,095)	$29.52
Canceled or expired	(845,764)	$40.62
Nonvested at December 31, 2011	3,134,940	$22.91

Schedule of Accumulated Other Comprehensive Income (Loss) Attributable to Parent [Table Text Block]
Accumulated Other Comprehensive Income (Loss) Attributable to Terex Corporation

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(69.0)	$(12.3)	$(1.0)	$—	$(82.3)
Current year change	(18.7)	139.6	(2.6)	—	118.3
Balance at December 31, 2009	(87.7)	127.3	(3.6)	—	36.0
Current year change	28.0	(65.9)	1.5	100.8	64.4
Balance at December 31, 2010	(59.7)	61.4	(2.1)	100.8	100.4
Current year change	(23.5)	(101.0)	(1.5)	(99.9)	(225.9)
Balance at December 31, 2011	$(83.2)	$(39.6)	$(3.6)	$0.9	$(125.5)

Schedule of Accumulated Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest [Table Text Block]
Accumulated Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$—	$0.8	$—	$—	$0.8
Current year change	—	—	—	—	—
Balance at December 31, 2009	—	0.8	—	—	0.8
Current year change	—	0.1	—	—	0.1
Balance at December 31, 2010	—	0.9	—	—	0.9
Current year change	—	(0.9)	—	—	(0.9)
Balance at December 31, 2011	$—	$—	$—	$—	$—

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated Other Comprehensive Income (Loss)

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(69.0)	$(11.5)	$(1.0)	$—	$(81.5)
Current year change	(18.7)	139.6	(2.6)	—	118.3
Balance at December 31, 2009	(87.7)	128.1	(3.6)	—	36.8
Current year change	28.0	(65.8)	1.5	100.8	64.5
Balance at December 31, 2010	(59.7)	62.3	(2.1)	100.8	101.3
Current year change	(23.5)	(101.9)	(1.5)	(99.9)	(226.8)
Balance at December 31, 2011	$(83.2)	$(39.6)	$(3.6)	$0.9	$(125.5)

CONSOLIDATING FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed consolidating income statement
TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$336.9	$2,340.8	$4,654.9	$(828.0)	$6,504.6
Cost of goods sold	(301.2)	(2,044.0)	(4,027.1)	828.0	(5,544.3)
Gross profit	35.7	296.8	627.8	—	960.3
Selling, general and administrative expenses	(23.5)	(226.2)	(629.4)	—	(879.1)
Income (loss) from operations	12.2	70.6	(1.6)	—	81.2
Interest income	161.5	201.0	15.7	(363.9)	14.3
Interest expense	(302.9)	(74.3)	(121.6)	363.9	(134.9)
(Loss) income from subsidiaries	75.8	(7.3)	—	(68.5)	—
Loss on early extinguishment of debt	(7.7)	—	—	—	(7.7)
Other income (expense) - net	92.7	(13.8)	52.7	—	131.6
Income (loss) from continuing operations before income taxes	31.6	176.2	(54.8)	(68.5)	84.5
(Provision for) benefit from income taxes	15.9	(66.1)	(0.2)	—	(50.4)
Income (loss) from continuing operations	47.5	110.1	(55.0)	(68.5)	34.1
Income from discontinued operations - net of tax	—	—	5.8	—	5.8
Loss on disposition of discontinued operations - net of tax	(2.3)	—	3.1	—	0.8
Net income (loss)	45.2	110.1	(46.1)	(68.5)	40.7
Net loss attributable to noncontrolling interest	—	—	4.5	—	4.5
Net income (loss) attributable to Terex Corporation	$45.2	$110.1	$(41.6)	$(68.5)	$45.2

Comprehensive income (loss), net of tax	$(180.7)	$139.5	$(106.1)	$(38.8)	$(186.1)
Comprehensive loss (income) attributable to noncontrolling interest	$—	$—	$5.4	$—	$5.4
Comprehensive income (loss) attributable to Terex Corporation	$(180.7)	$139.5	$(100.7)	$(38.8)	$(180.7)

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$218.9	$1,619.2	$3,141.4	$(561.3)	$4,418.2
Cost of goods sold	(200.8)	(1,439.4)	(2,736.4)	561.3	(3,815.3)
Gross profit	18.1	179.8	405.0	—	602.9
Selling, general and administrative expenses	(79.4)	(187.6)	(409.7)	—	(676.7)
Loss from operations	(61.3)	(7.8)	(4.7)	—	(73.8)
Interest income	56.2	193.1	28.0	(267.5)	9.8
Interest expense	(323.0)	(77.3)	(12.6)	267.5	(145.4)
Income (loss) from subsidiaries	440.9	(3.9)	—	(437.0)	—
Loss on early extinguishment of debt	(1.4)	—	—	—	(1.4)
Other expense - net	(1.6)	17.6	(43.5)	—	(27.5)
(Loss) income from continuing operations before income taxes	109.8	121.7	(32.8)	(437.0)	(238.3)
Benefit from (provision for) income taxes	119.2	(45.2)	(47.2)	—	26.8
(Loss) income from continuing operations	229.0	76.5	(80.0)	(437.0)	(211.5)
Loss from discontinued operations – net of tax	(3.5)	(2.3)	(9.5)	—	(15.3)
Gain on disposition of discontinued operations - net of tax	133.0	76.9	379.4	—	589.3
Net income (loss)	358.5	151.1	289.9	(437.0)	362.5
Net income attributable to noncontrolling interest	—	—	(4.0)	—	(4.0)
Net income (loss) attributable to Terex Corporation	$358.5	$151.1	$285.9	$(437.0)	$358.5

Comprehensive income (loss), net of tax	422.9	152.0	295.3	(443.2)	427.0
Comprehensive loss (income) attributable to noncontrolling interest	—	—	(4.1)	—	(4.1)
Comprehensive income (loss) attributable to Terex Corporation	422.9	152.0	291.2	(443.2)	422.9

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2009
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$135.8	$1,200.0	$2,806.0	$(283.4)	$3,858.4
Cost of goods sold	(143.1)	(1,200.7)	(2,501.0)	283.4	(3,561.4)
Gross profit	(7.3)	(0.7)	305.0	—	297.0
Selling, general and administrative expenses	(63.7)	(213.8)	(421.2)	—	(698.7)
Loss from operations	(71.0)	(214.5)	(116.2)	—	(401.7)
Interest income	159.0	178.1	37.1	(369.3)	4.9
Interest expense	(294.8)	(76.5)	(117.4)	369.3	(119.4)
Income (loss) from subsidiaries	(231.6)	(20.3)	—	251.9	—
Loss on early extinguishment of debt	(3.3)	—	—	—	(3.3)
Other expense - net	(6.5)	6.0	(3.8)	—	(4.3)
(Loss) income from continuing operations before income taxes	(448.2)	(127.2)	(200.3)	251.9	(523.8)
Benefit from income taxes	78.0	38.5	0.9	—	117.4
(Loss) income from continuing operations	(370.2)	(88.7)	(199.4)	251.9	(406.4)
Income (loss) from discontinued operations – net of tax	(17.4)	(2.6)	41.7	—	21.7
Loss on disposition of discontinued operations - net of tax	(10.8)	(1.8)	—	—	(12.6)
Net (loss) income	(398.4)	(93.1)	(157.7)	251.9	(397.3)
Net income attributable to noncontrolling interest	—	(0.5)	(0.6)	—	(1.1)
Net (loss) income attributable to Terex Corporation	$(398.4)	$(93.6)	$(158.3)	$251.9	$(398.4)

Comprehensive income (loss), net of tax	(280.1)	(84.9)	(103.2)	190.4	(277.8)
Comprehensive loss (income) attributable to noncontrolling interest	—	(0.5)	(1.8)	—	(2.3)
Comprehensive income (loss) attributable to Terex Corporation	(280.1)	(85.4)	(105.0)	190.4	(280.1)

Condensed consolidating balance sheet
TEREX CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$264.0	$2.3	$507.8	$—	$774.1
Trade receivables - net	32.0	229.1	917.0	—	1,178.1
Intercompany receivables	48.9	118.3	74.8	(242.0)	—
Inventories	71.3	378.8	1,308.0	—	1,758.1
Other current assets	118.0	38.2	186.7	—	342.9
Total current assets	534.2	766.7	2,994.3	(242.0)	4,053.2
Property, plant and equipment - net	62.8	109.6	663.1	—	835.5
Goodwill	—	149.6	1,083.3	—	1,232.9
Non-current intercompany receivables	1,272.8	1,236.7	40.3	(2,549.8)	—
Investment in and advances to (from) subsidiaries	2,698.6	68.8	42.6	(2,750.8)	59.2
Other assets	113.4	186.1	583.1	—	882.6
Total assets	$4,681.8	$2,517.5	$5,406.7	$(5,542.6)	$7,063.4

Liabilities and Stockholders’ Equity
Current liabilities
Notes payable and current portion of long-term debt	$4.6	$0.1	$72.3	$—	$77.0
Trade accounts payable	29.6	164.8	570.2	—	764.6
Intercompany payables	—	49.3	192.7	(242.0)	—
Accruals and other current liabilities	95.8	122.8	830.7	—	1,049.3
Total current liabilities	130.0	337.0	1,665.9	(242.0)	1,890.9
Long-term debt, less current portion	1,261.6	1.8	960.0	—	2,223.4
Non-current intercompany payables	1,201.0	—	1,348.8	(2,549.8)	—
Other non-current liabilities	178.9	37.8	544.0	—	760.7
Total stockholders’ equity	1,910.3	2,140.9	888.0	(2,750.8)	2,188.4
Total liabilities and stockholders’ equity	$4,681.8	$2,517.5	$5,406.7	$(5,542.6)	$7,063.4

TEREX CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$164.2	$2.0	$728.0	$—	$894.2
Investments in marketable securities	520.9	0.5	—	—	521.4
Trade receivables - net	22.9	208.7	550.9	—	782.5
Intercompany receivables	9.5	93.1	44.1	(146.7)	—
Inventories	66.3	341.6	1,040.8	—	1,448.7
Other current assets	154.6	37.4	130.1	—	322.1
Total current assets	938.4	683.3	2,493.9	(146.7)	3,968.9
Property, plant and equipment - net	54.6	112.5	406.4	—	573.5
Goodwill	—	154.1	338.8	—	492.9
Non-current intercompany receivables	709.3	1,019.0	40.7	(1,769.0)	—
Investment in and advances to (from) subsidiaries	2,785.1	72.1	(5.4)	(2,823.1)	28.7
Other assets	69.6	187.2	195.6	—	452.4
Total assets	$4,557.0	$2,228.2	$3,470.0	$(4,738.8)	$5,516.4
Liabilities and Stockholders’ Equity
Current liabilities
Notes payable and current portion of long-term debt	$297.2	$0.2	$49.4	$—	$346.8
Trade accounts payable	24.9	130.3	414.8	—	570.0
Intercompany payables	43.1	26.5	77.1	(146.7)	—
Accruals and other current liabilities	127.7	87.1	542.6	—	757.4
Total current liabilities	492.9	244.1	1,083.9	(146.7)	1,674.2
Long-term debt, less current portion	879.6	119.3	340.6	—	1,339.5
Non-current intercompany payables	967.2	—	801.8	(1,769.0)	—
Other non-current liabilities	134.1	52.1	205.1	—	391.3
Total stockholders’ equity	2,083.2	1,812.7	1,038.6	(2,823.1)	2,111.4
Total liabilities and stockholders’ equity	$4,557.0	$2,228.2	$3,470.0	$(4,738.8)	$5,516.4

Condensed consolidating statement of cash flows
TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash provided by (used in) operating activities of continuing operations	$(10.7)	$17.0	$12.8	$—	$19.1
Cash flows from investing activities
Capital expenditures	(10.4)	(22.5)	(46.2)	—	(79.1)
Acquisition of business, net of cash acquired	—	(2.0)	(1,033.2)	—	(1,035.2)
Proceeds from disposition of discontinued operations	—	—	0.5	—	0.5
Investments in derivative securities	(16.1)	—	—	—	(16.1)
Proceeds from sale of assets	531.8	0.1	7.7	—	539.6
Intercompany investing activities	(526.1)	12.6	(47.6)	561.1	—
Other investing activities, net	—	—	(2.2)	—	(2.2)
Net cash (used in) provided by investing activities of continuing operations	(20.8)	(11.8)	(1,121.0)	561.1	(592.5)
Cash flows from financing activities
Repayments of debt	(298.8)	(0.5)	(144.9)	—	(444.2)
Proceeds from issuance of debt	455.5	1.9	469.3	—	926.7
Payment of debt issuance cost	(26.6)	—	—	—	(26.6)
Purchase of noncontrolling interest	—	(6.3)	—	—	(6.3)
Intercompany financing activities	(2.5)	—	563.6	(561.1)	—
Other financing activities, net	3.7	—	0.9	—	4.6
Net cash provided by (used in) financing activities of continuing operations	131.3	(4.9)	888.9	(561.1)	454.2
Cash flows from discontinued operations
Net cash used in operating activities of discontinued operations	—	—	—	—	—
Net cash provided by investing activities of discontinued operations	—	—	—	—	—
Net cash provided by financing activities of discontinued operations	—	—	—	—	—
Net cash used in discontinued operations	—	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.9)	—	(0.9)
Net increase (decrease) in cash and cash equivalents	99.8	0.3	(220.2)	—	(120.1)
Cash and cash equivalents, beginning of period	164.2	2.0	728.0	—	894.2
Cash and cash equivalents, end of period	$264.0	$2.3	$507.8	$—	$774.1

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash (used in) provided by operating activities of continuing operations	$(454.0)	$65.6	$(221.7)	$—	$(610.1)
Cash flows from investing activities
Capital expenditures	(8.7)	(10.6)	(35.7)	—	(55.0)
Acquisition of business	(12.8)	—	—	—	(12.8)
Investments in and advances to affiliates	(14.6)	—	(4.7)	—	(19.3)
Proceeds from disposition of discontinued operations	294.8	—	707.2	—	1,002.0
Investments in derivative securities	(21.1)	—	—	—	(21.1)
Proceeds from sale of assets	2.4	1.4	6.2	—	10.0
Intercompany investing activities	(17.9)	—	—	17.9	—
Net cash provided by (used in) investing activities of continuing operations	222.1	(9.2)	673.0	17.9	903.8
Cash flows from financing activities
Repayments of debt	(159.3)	(51.6)	(154.6)	—	(365.5)
Proceeds from issuance of debt	—	—	73.9	—	73.9
Payment of debt issuance cost	(6.0)	(0.8)	(1.0)	—	(7.8)
Purchase of noncontrolling interest	—	—	(12.9)	—	(12.9)
Distributions to noncontrolling interest	—	(0.2)	(3.2)	—	(3.4)
Intercompany financing activities	—	—	17.9	(17.9)	—
Other financing activities, net	1.3	(0.1)	(1.2)	—	—
Net cash used in financing activities of continuing operations	(164.0)	(52.7)	(81.1)	(17.9)	(315.7)
Cash flows from discontinued operations
Net cash used in operating activities of discontinued operations	(19.3)	(2.2)	(31.6)	—	(53.1)
Net cash provided by investing activities of discontinued operations	—	—	0.1	—	0.1
Net cash provided by financing activities of discontinued operations	—	—	—	—	—
Net cash used in discontinued operations	(19.3)	(2.2)	(31.5)	—	(53.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2.0)	—	(2.0)
Net (decrease) increase in cash and cash equivalents	(415.2)	1.5	336.7	—	(77.0)
Cash and cash equivalents, beginning of period	579.4	0.5	391.3	—	971.2
Cash and cash equivalents, end of period	$164.2	$2.0	$728.0	$—	$894.2

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(in millions)

	Terex Corporation	Wholly- owned Guarantors	Non- guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash (used in) provided by operating activities	$36.1	$(14.1)	$(62.6)	$—	$(40.6)
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	—	(9.8)	—	(9.8)
Capital expenditures	(11.4)	(7.4)	(31.6)	—	(50.4)
Proceeds from sale of assets	0.2	1.2	4.7	—	6.1
Intercompany investing activities	(71.1)	0.3	0.5	70.3	—
Net cash used in investing activities	(82.3)	(5.9)	(36.2)	70.3	(54.1)
Cash flows from financing activities
Repayments of debt	(527.8)	(2.5)	(154.7)	—	(685.0)
Proceeds from issuance of debt	1,035.5	—	78.8	—	1,114.3
Proceeds from issuance of common stock	156.3	—	—	—	156.3
Payment of debt issuance costs	(17.2)	—	—	—	(17.2)
Purchase of noncontrolling interest	—	(1.7)	—	—	(1.7)
Distributions to noncontrolling interest	—	(1.0)	(6.1)	—	(7.1)
Intercompany financing activities	(0.5)	1.7	69.1	(70.3)	—
Other financing activities, net	0.6	—	(1.4)	—	(0.8)
Net cash provided by (used in) financing activities	646.9	(3.5)	(14.3)	(70.3)	558.8
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations	(22.6)	19.2	6.3	—	2.9
Net cash used in investing activities of discontinued operations	(0.2)	(0.4)	(6.4)	—	(7.0)
Net cash used in financing activities of discontinued operations	—	(0.2)	—	—	(0.2)
Net cash provided by (used in) discontinued operations	(22.8)	18.6	(0.1)	—	(4.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	27.0	—	27.0
Net increase (decrease) in cash and cash equivalents	577.9	(4.9)	(86.2)	—	486.8
Cash and cash equivalents, beginning of period	1.5	5.4	477.5	—	484.4
Cash and cash equivalents, end of period	$579.4	$0.5	$391.3	$—	$971.2

BASIS OF PRESENTATION (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2011 days years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Plant years	Dec. 31, 2011 Equipment years	Aug. 16, 2011 DemagAG
Date of acquisition						August 16, 2011
Cash and Cash Equivalents
Cash and cash equivalents, not immediately available for use	$ 14.2	$ 16.3
Percentage of Weighted Average Cost Inventory	58.00%
Percentage of FIFO Inventory	42.00%
Inventories
Inventory reserves	120.1	106.7
Debt Issuance Costs
Debt Issuance Costs	42.7	25.8
Accumulated Amortization of Debt Issuance Costs	11.9	12.8
Intangible Assets
Intangible Assets, Useful Life, Minimum (in years)	1
Intangible Assets, Useful Life, Maximum (in years)	45
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life, Minimum (in years)				1	2
Property, Plant and Equipment, Useful Life, Maximum (in years)				40	20
Impairment of Long-Lived Assets
Fixed asset impairment	18.8	11.4	4.8
Portion of fixed asset impairment recognized as part of restructuring costs	8.8	9.3	1.5
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable collectibility, number of days past due used to determine review (in days)	90
Changes in consolidated current and non-current product warranty liability
Beginning Balance	103	126.2
Accruals for warranties issued during the period	74.9	74.5
Business acquired during the period	24.7	0
Changes in estimates	11.5	0.1
Settlements during the year	(76.5)	(92.8)
Foreign exchange effect/other	(3.5)	(5)
Ending Balance	134.1	103	126.2
Deferred Compensation
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Research and Development Costs
Research and Development Costs	$ 73.7	$ 59.9	$ 58.9

BUSINESS SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 customers segments	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Number of reportable segments	5
Number of customers accounting for more than 10% of consolidated sales	0
Net sales	$ 6,504.6	$ 4,418.2	$ 3,858.4
Income (Loss) from Operations	81.2	(73.8)	(401.7)
Depreciation and Amortization	126.6	104.8	93.4
Capital Expenditures	79.1	55	50.4
Identifiable Assets	7,063.4	5,516.4
Long-lived Assets	835.5	573.5
United States
Segment Reporting Information
Net sales	1,858.3	1,191.8	1,008.3
Long-lived Assets	184.5	167.1
United Kingdom
Segment Reporting Information
Net sales	288.6	203.6	246.9
Long-lived Assets	36.7	38.8
Germany
Segment Reporting Information
Net sales	582.5	313.3	337.4
Long-lived Assets	313.3	127.4
Other European Countries
Segment Reporting Information
Net sales	1,320.3	891.3	937.8
Long-lived Assets	124.2	114.4
All other
Segment Reporting Information
Net sales	2,454.9	1,818.2	1,328
Long-lived Assets	176.8	125.8
Aerial Work Platforms
Segment Reporting Information
Net sales	1,750	1,076.3	845.3
Income (Loss) from Operations	86.3	2.8	(154.7)
Depreciation and Amortization	17.7	18.1	17.9
Capital Expenditures	14.9	19.4	6.8
Identifiable Assets	1,039.5	837.2
Construction
Segment Reporting Information
Net sales	1,505.6	1,081.2	832.9
Income (Loss) from Operations	(18.4)	(52)	(243.4)
Depreciation and Amortization	25.5	28.4	29.6
Capital Expenditures	17.5	9.7	5.5
Identifiable Assets	1,232.3	1,186.8
Cranes
Segment Reporting Information
Net sales	1,543	1,419.2	1,739.1
Income (Loss) from Operations	25.7	54.6	112.4
Depreciation and Amortization	26.9	22.9	21.8
Capital Expenditures	13.2	12.4	10.4
Identifiable Assets	1,517.4	1,577.8
Material Handling & Port Solutions [Member]
Segment Reporting Information
Net sales	1,077.3	364.4	152.6
Income (Loss) from Operations	(64.7)	(21.1)	(8.8)
Depreciation and Amortization	35.8	15	7.2
Capital Expenditures	17	1.1	0.5
Identifiable Assets	2,890.2	723.2
Materials Processing
Segment Reporting Information
Net sales	682.8	533.1	353.6
Income (Loss) from Operations	59.5	24.5	(49.3)
Depreciation and Amortization	5.8	5.7	5.7
Capital Expenditures	2.6	2.6	7.2
Identifiable Assets	928.7	913.2
Eliminations/Corporate
Segment Reporting Information
Net sales	(54.1)	(56)	(65.1)
Income (Loss) from Operations	(7.2)	(82.6)	(57.9)
Depreciation and Amortization	14.9	14.7	11.2
Capital Expenditures	13.9	9.8	20
Identifiable Assets	$ (544.7)	$ 278.2

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
United States	$ 159.1	$ (159)	$ (316.2)
Foreign	(74.6)	(79.3)	(207.6)
(Loss) income from continuing operations before income taxes	84.5	(238.3)	(523.8)
Income (Loss) before Income Taxes from Continuing and Discontinued Operations	83.7	584.7	(454.7)
Current:
Federal	22.8	(144.1)	(3.6)
State	1.5	(0.8)	(0.5)
Foreign	28.1	10.1	18.6
Current income tax provision (benefit)	52.4	(134.8)	14.5
Deferred:
Federal	3.9	91.4	(97.3)
State	5.6	(2.3)	(1.5)
Foreign	(11.5)	18.9	(33.1)
Deferred income tax (benefit) provision	(2)	108	(131.9)
Total provision for (benefit from) income taxes	50.4	(26.8)	(117.4)
Foreign exchange gain in OCI		15.5
Total (benefit from) provision for income taxes including discontinued operations	43	222.2	(57.5)
Deferred tax assets and liabilities
Property, plant and equipment	(67.7)	(42.4)
Intangibles	(152.4)	(41.6)
Trade receivables	9.8	8
Inventories	51.8	33.8
Accrued warranties and product liability	21.6	16.3
Net operating loss carry forwards	197.1	215.9
Retirement plans and other	57	38.7
Accrued compensation and benefits	23.7	23
Investments	(7.4)	(67.3)
Credits	26.3	28.3
Other	28.3	(5.4)
Deferred tax assets valuation allowance	(183.3)	(157.6)
Net deferred tax assets	4.8	49.7
Deferred tax assets before valuation allowances	373.7
Deferred tax liabilities	185.6
Deferred tax liabilities, current	17.8
Deferred tax liabilities, non-current	167.8
Deferred tax assets, income taxes paid on intercompany transactions	16.9	7.8
Threshold for Recording Sustainable Tax Benefit	50.00%
Unrecognized Tax Benefits	169.6	141.7	151.1	115.9
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	28
Unremitted Earnings of Foreign Subsidiaries	800
Valuation allowance for deferred tax assets, increase in period	25.7	23
Operating Loss Carryforwards	747
Segment, Discontinued Operations
Deferred tax assets and liabilities
Deferred Tax Assets, Net	$ 0	$ 0

INCOME TAXES INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 United States	Dec. 31, 2011 United Kingdom	Dec. 31, 2011 Italy	Dec. 31, 2011 China	Dec. 31, 2011 Germany	Dec. 31, 2011 Spain	Dec. 31, 2011 Other Countries	Aug. 16, 2011 DemagAG	Dec. 31, 2010 United States
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the Beginning of the Period	$ 141.7	$ 151.1	$ 115.9
Additions for current year tax positions	0.7	3.4	33.6
Additions for prior year tax positions	15.2	20.7	148.6
Reductions for prior year tax positions	(10.5)	(7)	(117.1)
Reductions for tax positions related to current year	0	(1.2)	(26.1)
Reductions related to expirations of statute of limitations	(3.3)	(1.3)	(6.4)
Settlements	(14.8)	(25.3)	(2.8)
Acquired balances	40.6	1.3	5.4
Balance at the End of the Period	169.6	141.7	151.1
Deferred tax assets valuation allowance	183.3	157.6
Valuation allowance for deferred tax assets, increase in period	25.7	23
(Benefit from) provision for income taxes from continuing operations
Tax at statutory federal income tax rate	29.6	(83.4)	(183.3)
State taxes (net of Federal benefit)	4.3	(9)	(9)
Change in valuation allowance	18.1	35.1	29.4
Foreign tax differential on income/losses of foreign subsidiaries	(7.1)	7.6	17.1
Non-deductible goodwill charges	0	0	0.2
U.S. tax on multi-national operations	(0.1)	0.2	24.8
Change in foreign statutory rates	4.9	2.5	(3.6)
U.S. manufacturing and export incentives	(1.7)	6.4	0
Tax on foreign exchange amounts reported in accumulated other comprehensive income	0	15.5	0
Other	2.4	(1.7)	7
Total provision for (benefit from) income taxes	50.4	(26.8)	(117.4)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	153.8
Operating Loss Carryforwards	(747)			(15.4)	(171)	(186)	43	(208)	(41)	(98)
Income Taxes Paid	(36.3)	47.5	23.2
Income Taxes Receivable, Current	27.1	132										105.2
Income Tax Examination, Penalties and Interest Accrued	19.3	25.5
Income Tax Examination, Penalties and Interest Expense	(6.3)	9.2
Deferred Tax Liabilities, Other											$ 3

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	22 Months Ended	1 Months Ended			22 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 28, 2010 Mining Business	Dec. 31, 2011 Mining Business	Dec. 31, 2011 Mining Business	Feb. 28, 2010 Mining Business Bucyrus	Mar. 31, 2010 Powertrain Gears and Pumps Business	Dec. 31, 2009 Construction Trailer Operations Business	Dec. 31, 2011 Atlas
Discontinued Operations
Amount of consideration received in cash on divestiture	$ 0.5	$ 1,002	$ 0		$ 1,000				$ 2	$ 3
Shares of Bucyrus common stock received (in shares)								5.8
Gain (loss) on disposition of discontinued operations - net of tax	(0.8)	(589.3)	12.6			(0.8)	(607)				17
Loss contingency, damages sought, value						149
Discontinued operations in the Consolidated Statement of Income
Net sales	0	157.7	1,346.6
(Loss) income from discontinued operations before income taxes	(0.1)	(9.7)	88.6
(Provision for) benefit from income taxes	5.9	(5.6)	(66.9)
Income (Loss) from discontinued operations ��� net of tax	5.8	(15.3)	21.7
(Loss) gain on disposition of discontinued operations	(0.7)	832.7	(19.5)
Benefit from (provision for) income taxes	1.5	(243.4)	6.9
Gain (loss) on disposition of discontinued operations - net of tax	(0.8)	(589.3)	12.6			(0.8)	(607)				17
Cash and Cash Equivalents, at Carrying Value, Including Discontinued Operations [Abstract]
Cash and cash equivalents ��� continuing operations	774.1	894.2	929.5
Cash and cash equivalents ��� discontinued operations	0	0	41.7
Total cash and cash equivalents	$ 774.1	$ 894.2	$ 971.2	$ 484.4

DISCONTINUED OPERATIONS Details 1 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Investment Holdings [Line Items]
Investment Owned, Balance, Shares	0
Bucyrus | Common Stock
Investment Holdings [Line Items]
Shares Sold of Available-for-sale Securities, Equity	5,800,000
Proceeds from Sale of Available-for-sale Securities, Equity	$ 531.8
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments	$ 167.8

EARNINGS PER SHARE (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Income (loss) from continuing operations attributable to Terex Corporation common stockholders (in dollars)	$ 38.6	$ (215.5)	$ (407.5)
Income (loss) from discontinued operations-net of tax (in dollars)	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations - net of tax (in dollars)	0.8	589.3	(12.6)
Net income (loss) attributable to Terex Corporation (in dollars)	45.2	358.5	(398.4)
Basic shares:
Weighted average shares outstanding (in shares)	109,500,000	108,700,000	102,600,000
Earnings per share - basic:
Income (loss) from continuing operations (in dollars per share)	$ 0.35	$ (1.98)	$ (3.97)
Income (loss) from discontinued operations - net of tax (in dollars per share)	$ 0.05	$ (0.14)	$ 0.21
Gain (loss) on disposition of discontinued operations-net of tax (in dollars per share)	$ 0.01	$ 5.42	$ (0.12)
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.41	$ 3.3	$ (3.88)
Diluted shares:
Weighted average shares outstanding (in shares)	109,500,000	108,700,000	102,600,000
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes (in shares)	1,200,000	0	0
Diluted weighted average shares outstanding (in shares)	110,700,000	108,700,000	102,600,000
Earnings per share - diluted:
Income (loss) from continuing operations (in dollars per share)	$ 0.35	$ (1.98)	$ (3.97)
Income (loss) from discontinued operations - net of tax (in dollars per share)	$ 0.05	$ (0.14)	$ 0.21
Gain on disposition of discontinued operations - net of tax (in dollars per share)	$ 0.01	$ 5.42	$ (0.12)
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.41	$ 3.3	$ (3.88)
Attribution of noncontrolling interest
Noncontrolling interest attributable to Income (loss) from continuing operations (in dollars)	4.5	(4)	(1.1)
Noncontrolling interest attributable to Income (loss) from discontinued operations (in dollars)	0	0	(1.2)
Total noncontrolling interest income	4.5	(4)	(2.3)
Reconciliation of amounts attributable to common stockholders:
Income (loss) from continuing operations (in dollars)	34.1	(211.5)	(406.4)
Noncontrolling interest attributable to Income (loss) from continuing operations (in dollars)	4.5	(4)	(1.1)
Income (loss) from continuing operations attributable to Terex Corporation common stockholders (in dollars)	$ 38.6	$ (215.5)	$ (407.5)
Other details of antidilutive securities
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Contingently issuable shares (in shares)	0
Convertible Subordinated Debt
Other details of antidilutive securities
Interest rate of debt securities (as a percent)	4.00%
Conversion price of convertible notes (in dollars per share)	$ 16.25
Stock Options.
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)	189,000	571,000	522,000
Restricted Stock
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)	234,000	1,100,000	64,000
Convertible Debt Securities
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)		4,400,000	1,000,000

INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Finished equipment	$ 465.2	$ 494.6
Replacement parts	217.7	228.9
Work-in-process	508.7	298.5
Raw materials and supplies	566.5	426.7
Inventories	1,758.1	1,448.7
Inventory reserves	$ 120.1	$ 106.7

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment.
Gross property, plant and equipment	$ 1,240.1	$ 922.3
Less: Accumulated depreciation	(404.6)	(348.8)
Net property, plant and equipment	835.5	573.5
Depreciation	89.5	78.6	70.2
Property
Property, plant and equipment.
Gross property, plant and equipment	123.3	78.4
Plant
Property, plant and equipment.
Gross property, plant and equipment	426.4	316.8
Equipment
Property, plant and equipment.
Gross property, plant and equipment	$ 690.4	$ 527.1

EQUIPMENT SUBJECT TO OPERATING LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Months	Dec. 31, 2010
Equipment subject to operating leases
Initial noncancellable lease terms, maximum (in months)	84
Rental income from assets
Rental income from assets subject to operating leases	$ 20	$ 9
Future minimum lease payments to be received under noncancellable operating leases
2012	17
2013	8.6
2014	4.3
2015	1.9
2016	1.7
Thereafter	0
Total future minimum lease payments to be received	33.5
Property Subject to Operating Lease [Member]
Equipment subject to operating leases
Net book value of equipment subject to operating leases	64	68
Accumulated depreciation	$ 33	$ 33

ACQUISITIONS (Details)	12 Months Ended			0 Months Ended		4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Aug. 16, 2011 DemagAG USD ($)	Aug. 16, 2011 DemagAG EUR (€)	Dec. 31, 2011 DemagAG USD ($)	Dec. 31, 2011 DemagAG USD ($)	Dec. 31, 2010 DemagAG USD ($)	Dec. 31, 2009 Port Equipment Business Member USD ($)	Dec. 31, 2011 DemagAG USD ($)	Dec. 31, 2011 Materials Processing USD ($)	Dec. 31, 2010 Materials Processing USD ($)	Dec. 31, 2009 Materials Processing USD ($)	May 31, 2011 Materials Processing USD ($)	Dec. 31, 2011 Aerial Work Platforms USD ($)	Dec. 31, 2010 Aerial Work Platforms USD ($)	Dec. 31, 2009 Aerial Work Platforms USD ($)	Oct. 31, 2011 Aerial Work Platforms USD ($)	Dec. 31, 2010 AWP, Cranes and MP segments Member USD ($)	Dec. 31, 2011 Cranes USD ($)	Dec. 31, 2010 Cranes USD ($)	Dec. 31, 2009 Cranes USD ($)	Jul. 23, 2009 Cranes USD ($)
Business Acquisition, Date of Acquisition [Abstract]
Date of acquisition				August 16, 2011	August 16, 2011
Business Acquisition, Percentage of Voting Interests Acquired				81.00%	81.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Increased tender offer price (in Euros per share)					€ 45.5
Total cash consideration				$ 1,100,000,000
Aggregate purchase price														5,000,000				25,000,000	35,000,000				126,000,000
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Company's ownership percentage							82.00%
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities						(38,400,000)
BusinessCombinationProvisionalInformationInitialAccountingIncompleteAdjustmentTaxLiabilities						9,800,000
Goodwill, Purchase Accounting Adjustments						(28,600,000)
Business Combination, Step Acquisition [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage				1.00%	1.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value				14,600,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net							3,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				253,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net [Abstract]
Current assets				603,400,000
Trade receivables				253,300,000
Property, plant and equipment				308,000,000
Intangible assets not subject to amortization				129,700,000
Intangible assets subject to amortization				302,300,000
Other assets				131,000,000
Goodwill				821,500,000
Total assets acquired				2,549,200,000
Current liabilities, including current portion of long-term debt				471,400,000
Long-term debt				169,500,000
Postemployment benefit obligation				188,900,000
Other noncurrent liabilities				329,800,000
Total liabilities assumed				1,159,600,000
Net assets acquired				1,389,600,000
Severance accruals						3,900,000
Business Combination, Acquisition Related Costs							15,800,000		9,100,000
Net sales	6,504,600,000	4,418,200,000	3,858,400,000							617,000,000	682,800,000	533,100,000	353,600,000		1,750,000,000	1,076,300,000	845,300,000			1,543,000,000	1,419,200,000	1,739,100,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						(10,200,000)
Business Acquisition, Pro Forma Information [Abstract]
Net sales (in dollars)							7,414,700,000	6,493,300,000
Net income attributable to Terex Corporation (in dollars)							$ 33,600,000	$ 352,000,000
Basic earnings per share attributable to Terex Corporation common stockholders (in dollars per share)							$ 0.31	$ 3.24
Diluted earnings per share attributable to Terex Corporation common stockholders (in dollars per share)							$ 0.3	$ 3.24

ACQUISITIONS ACQUISITION 2 (Details) (DemagAG, USD $) In Millions, unless otherwise specified	Aug. 16, 2011	Aug. 16, 2017 Technology [Member] years	Aug. 16, 2011 Technology [Member]	Aug. 16, 2027 Customer Relationships [Member] years	Aug. 16, 2011 Customer Relationships [Member]	Aug. 16, 2016 In Process Research and Development [Member] years	Aug. 16, 2011 In Process Research and Development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets acquired - Weighted Average Life (in years)		6		16		5
Definite-lived intangible assets acquired - Gross Carrying Amount	$ 302.3		$ 39.1		$ 251.8		$ 11.4

ACQUISITIONS ACQUISITION 3 (Details) (DemagAG, Trade Names [Member], USD $) In Millions, unless otherwise specified	Aug. 16, 2011
DemagAG | Trade Names [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets acquired - Gross Carrying Amount	$ 129.7

GOODWILL AND INTANGIBLE ASSETS, NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	$ 997.7	$ 1,015.9
Balance at the beginning of the period, accumulated impairment on goodwill	(504.8)	(504.8)	(504.8)
Balance at the beginning of the period, goodwill net	492.9	511.1
Acquisitions	829.5	2.8
Foreign exchange effect and other	(89.5)	(21)
Balance at the end of the period, goodwill gross	1,737.7	997.7
Balance at the end of the period, goodwill net	1,232.9	492.9
Aerial Work Platforms
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	149.6	150.7
Balance at the beginning of the period, accumulated impairment on goodwill	(42.8)	(42.8)	(42.8)
Balance at the beginning of the period, goodwill net	106.8	107.9
Acquisitions	6.2	0
Foreign exchange effect and other	(1.1)	(1.1)
Balance at the end of the period, goodwill gross	154.7	149.6
Balance at the end of the period, goodwill net	111.9	106.8
Construction
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	438.8	438.8
Balance at the beginning of the period, accumulated impairment on goodwill	(438.8)	(438.8)	(438.8)
Balance at the beginning of the period, goodwill net	0	0
Acquisitions	0	0
Foreign exchange effect and other	0	0
Balance at the end of the period, goodwill gross	438.8	438.8
Balance at the end of the period, goodwill net	0	0
Cranes
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	191.2	201.4
Balance at the beginning of the period, accumulated impairment on goodwill	0	0	0
Balance at the beginning of the period, goodwill net	191.2	201.4
Acquisitions	0	2.8
Foreign exchange effect and other	(5.7)	(13)
Balance at the end of the period, goodwill gross	185.5	191.2
Balance at the end of the period, goodwill net	185.5	191.2
Material Handling & Port Solutions [Member]
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	21.2	22.7
Balance at the beginning of the period, accumulated impairment on goodwill	0	0	0
Balance at the beginning of the period, goodwill net	21.2	22.7
Acquisitions	821.5	0
Foreign exchange effect and other	(82)	(1.5)
Balance at the end of the period, goodwill gross	760.7	21.2
Balance at the end of the period, goodwill net	760.7	21.2
Materials Processing
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	196.9	202.3
Balance at the beginning of the period, accumulated impairment on goodwill	(23.2)	(23.2)	(23.2)
Balance at the beginning of the period, goodwill net	173.7	179.1
Acquisitions	1.8	0
Foreign exchange effect and other	(0.7)	(5.4)
Balance at the end of the period, goodwill gross	198	196.9
Balance at the end of the period, goodwill net	$ 174.8	$ 173.7

GOODWILL AND INTANGIBLE ASSETS, NET INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Gross Carrying Amount	$ 524.1	$ 237.1
Definite-lived intangible assets - Accumulated Amortization	121.4	96.7
Definite-lived intangible assets - Net Carrying Amount	402.7	140.4
Indefinite-lived intangible assets - Gross Carrying Amount	116.8
Aggregate Amortization Expense	28.9	18.3	16.8
Estimated Aggregate Intangible Asset Amortization Expense
2012	44.4
2013	38.8
2014	37.4
2015	37
2016	36.6
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets - Gross Carrying Amount	116.8
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	9
Definite-lived intangible assets - Gross Carrying Amount	67.9	33.4
Definite-lived intangible assets - Accumulated Amortization	17.4	10.2
Definite-lived intangible assets - Net Carrying Amount	50.5	23.2
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	15
Definite-lived intangible assets - Gross Carrying Amount	365.8	128.7
Definite-lived intangible assets - Accumulated Amortization	56	41.7
Definite-lived intangible assets - Net Carrying Amount	309.8	87
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	45
Definite-lived intangible assets - Gross Carrying Amount	25.9	22.5
Definite-lived intangible assets - Accumulated Amortization	3.5	2.6
Definite-lived intangible assets - Net Carrying Amount	22.4	19.9
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	6
Definite-lived intangible assets - Gross Carrying Amount	64.5	52.5
Definite-lived intangible assets - Accumulated Amortization	44.5	42.2
Definite-lived intangible assets - Net Carrying Amount	$ 20	$ 10.3

DERIVATIVE FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) types	Feb. 19, 2011 years	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Hedge of Bucyrus Stock Price Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Foreign Exchange Contract [Member] USD ($)	May 19, 2011 Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Dec. 31, 2011 Fair Value Hedging [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jan. 15, 2007 Fair Value Hedging [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2006 Fair Value Hedging [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cash Flow Hedging [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Cash Flow Hedging [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] USD ($)
Derivative [Line Items]
Derivatives, Derivative Types	2
Variable interest rate	The interest rate swap agreement is based on LIBOR yield curves at the reporting date
Derivative, Notional Amount											$ 587.1		$ 400		$ 200
Derivative Asset, Fair Value, Gross Asset								40.5	42.2
Fair value of asset derivatives designated as hedging instruments
Interest rate contract							39.3
Amount paid to exit interest rate swap agreement														(5.4)
Period of time that currency exchange forward contracts generally mature (in years)	1 year
Foreign Currency Cash Flow Hedge Derivative at Fair Value, Net					5.9	3.3
Notional amount of foreign currency derivatives classified under cash flow hedge																526.1
Unrealized gain on fair value of currency exchange forward cash flow hedge contracts																5.6
Payments for (Proceeds from) Derivative Instrument, Investing Activities	16.1		21.1	0						21
Bucyrus stock, percentage of risk mitigated by derivative contracts (as a percent)										95.00%
Period of restriction on sale of shares (in years)		1
Notional Amount of Foreign Currency Derivative Purchase Contracts												450
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net																(5.5)	(6.4)
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(3.6)
Unrealized net gains (losses) included in Accumulated other comprehensive income
Balance at beginning of period	(2.1)		(3.6)	(1)
Additional (losses) gains	(2.3)		(2)	(15.7)
Amounts reclassified to earnings	0.8		3.5	13.1
Balance at end of period	$ (3.6)		$ (2.1)	$ (3.6)

DERIVATIVE FINANCIAL INSTRUMENTS Details 2 (Details) In Millions, unless otherwise specified	May 19, 2011 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] EUR (€)	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Income (Expense) Net [Member] USD ($)	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Contract [Member] Other Income (Expense) Net [Member] USD ($)	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Contract [Member] Other Income (Expense) Net [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Comprehensive Income (Loss) [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Comprehensive Income (Loss) [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Income (Expense) Net [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Income (Expense) Net [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Interest Expense [Member] Fair Value Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Interest Expense [Member] Fair Value Hedging [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Foreign Currency Derivative Purchase Contracts	€ 450
Derivative Instruments, Loss Recognized in Income		16.1
Derivative Instruments, Gain (Loss) Recognized in Income, Net			16.4	20.8									19.3	19.2
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net							(1.6)	1.3
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net					(5.5)	(6.4)			(4.7)	(2.9)	(0.8)	(3.5)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net											$ 1.5	$ (1.8)

DERIVATIVE FINANCIAL INSTRUMENTS Details 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 40.5	$ 42.2
Derivative Liability, Fair Value, Gross Liability	46.4	44.1
Derivative, Fair Value, Net	(5.9)	(1.9)
Other Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Equity Contract | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		0.3
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0.7	0
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	7.1	2.9
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	13	6
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	33.4	39.3
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Long term debt less current portion [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 33.4	$ 38.1

RESTRUCTURING AND OTHER CHARGES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended						4 Months Ended	12 Months Ended	4 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2010 Cost of Sales [Member]	Dec. 31, 2011 Operating Expense [Member]	Dec. 31, 2010 Operating Expense [Member]	Dec. 31, 2011 Employee Termination Costs	Dec. 31, 2011 Facility Exit Costs	Dec. 31, 2011 Asset Disposal and Other Costs	Dec. 31, 2011 Aerial Work Platforms	Dec. 31, 2011 Construction teammembers	Dec. 31, 2011 Construction	Dec. 31, 2011 Construction Cost of Sales [Member]	Dec. 31, 2011 Construction Operating Expense [Member]	Dec. 31, 2011 Cranes	Dec. 31, 2011 Materials Processing	Dec. 31, 2011 Materials Processing	Dec. 31, 2011 Cedarapids [Member] teammembers	Dec. 31, 2011 Cedarapids [Member] Cost of Sales [Member]	Dec. 31, 2011 Cedarapids [Member] Operating Expense [Member]	Dec. 31, 2011 Material Handling & Port Solutions [Member] teammembers	Dec. 31, 2011 Material Handling & Port Solutions [Member]	Dec. 31, 2011 Material Handling & Port Solutions [Member] Operating Expense [Member]	Jun. 30, 2011 Port Equipment Business Member	Dec. 31, 2010 Port Equipment Business Member teammembers	Dec. 31, 2010 Port Equipment Business Member	Dec. 31, 2011 Port Equipment Business Member Cost of Sales [Member]	Dec. 31, 2011 Port Equipment Business Member Operating Expense [Member]	Dec. 31, 2011 Eliminations/Corporate
Restructuring Cost and Reserve [Line Items]
Amount incurred	$ 29.5		$ 19.1	$ 14.9	$ 10.4	$ 7.4	$ 19.3	$ 7.1	$ 3.1	$ 0.1		$ 1.3	$ 0.1	$ 1.3	$ 2.2	$ 2.5	$ 6.4		$ 2.3	$ 0.1		$ 23.3	$ 3.9			$ 11.4	$ 15.6	$ 4.9	$ 0.1
Cumulative amount incurred	124.5						92.2	17.7	14.6	23.7		38.8			5.8	13.6						36.4							6.2
Total amount expected to be incurred	127.1						92.2	20.3	14.6	23.7	1.4	38.8			5.8	13.6		5.7			3.9	39		25.8					6.2
Expected number of positions eliminated											5					0	0	186			10			0	149
Asset impairment costs included in restructuring costs	8.8	9.3
Roll forward of the restructuring reserve by type of restructuring activity
Restructuring reserve balance at the beginning of the period	12.5						9.8	1.6	1.1
Restructuring charges	18.4						18.3	0	0.1
Cash expenditures	(10.1)						(8.1)	(0.4)	(1.6)
Restructuring reserve balance at the end of the period	$ 20.8	$ 12.5					$ 20	$ 1.2	$ (0.4)

LONG-TERM OBLIGATIONS (Details)	12 Months Ended				7 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended					3 Months Ended			58 Months Ended	61 Months Ended												51 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 25, 2003	Dec. 31, 2009 10-7/8% Senior Notes due June 1, 2016 [Member] USD ($)	Dec. 31, 2011 10-7/8% Senior Notes due June 1, 2016 [Member] USD ($) factor	Dec. 31, 2010 10-7/8% Senior Notes due June 1, 2016 [Member] USD ($) factor	Jun. 03, 2009 10-7/8% Senior Notes due June 1, 2016 [Member] USD ($)	Jun. 03, 2009 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($)	Dec. 31, 2011 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($) factor	Dec. 31, 2010 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($) factor	Jan. 31, 2011 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Jan. 31, 2009 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member]	Dec. 31, 2011 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Jan. 18, 2011 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Dec. 31, 2010 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($) factor	Nov. 25, 2003 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Dec. 31, 2011 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($) factor	Dec. 31, 2010 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($) factor	Nov. 13, 2007 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($)	Dec. 31, 2010 2006 Credit Agreement [Member] USD ($)	Dec. 31, 2010 Additional Arrangements under Credit Facility [Member] USD ($)	Jun. 30, 2012 2011 Credit Agreement [Member]	Mar. 31, 2012 2011 Credit Agreement [Member]	Dec. 31, 2011 2011 Credit Agreement [Member] USD ($)	Apr. 28, 2017 2011 Credit Agreement [Member]	Apr. 28, 2017 2011 Credit Agreement [Member]	Aug. 05, 2011 2011 Credit Agreement [Member] USD ($)	Dec. 31, 2010 2011 Credit Agreement [Member] USD ($)	Aug. 05, 2011 2011 Credit Agreement [Member] Revolving loan, term loan or combination [Member] USD ($)	Aug. 05, 2011 2011 Credit Agreement - revolving credit facility [Member] USD ($)	Aug. 05, 2011 2011 Credit Agreement - domestic revolving line of credit [Member] USD ($)	Aug. 05, 2011 2011 Credit Agreement - multicurrency revolving line of credit [Member] USD ($)	Dec. 31, 2011 2011 Credit Agreement - term loan USD ($) factor	Aug. 05, 2011 2011 Credit Agreement - term loan USD ($)	Dec. 31, 2011 2011 Credit Agreement - term loan Euro USD ($) factor	Aug. 05, 2011 2011 Credit Agreement - term loan Euro EUR (€)	Dec. 31, 2011 2011 Credit Agreement Additional Arrangements [Member] USD ($)	Nov. 18, 2015 Demag Credit Agreement [Member]	Dec. 31, 2011 Demag Credit Agreement [Member] USD ($)	Aug. 16, 2011 Demag Credit Agreement [Member] EUR (€)	Dec. 31, 2011 Demag Letter of Credit [Member] USD ($)	Aug. 16, 2011 Demag Letter of Credit [Member] EUR (€)	Dec. 31, 2011 Demag Additional Arrangements [Member] USD ($)	Dec. 31, 2011 Bilateral Arrangements [Member] USD ($)	Dec. 31, 2010 Bilateral Arrangements [Member] USD ($)	Sep. 30, 2011 Maximum [Member] 10-7/8% Senior Notes due June 1, 2016 [Member]	Aug. 05, 2011 Maximum [Member] 2011 Credit Agreement [Member] Term Loan [Member] USD ($)	Dec. 31, 2011 Minimum [Member] 10-7/8% Senior Notes due June 1, 2016 [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Long term debt less current portion [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Long term debt less current portion [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Senior Notes due June 1, 2016 Ten and Seven Eighths Percent [Member] USD ($)	Dec. 31, 2010 Senior Notes due June 1, 2016 Ten and Seven Eighths Percent [Member] USD ($)	Dec. 31, 2011 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($)	Dec. 31, 2010 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($)	Dec. 31, 2011 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Dec. 31, 2010 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Dec. 31, 2011 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($)	Dec. 31, 2010 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($)	Dec. 31, 2011 Term Debt Under 2011 Credit Agreement [Member] USD ($)	Dec. 31, 2010 Term Debt Under 2011 Credit Agreement [Member] USD ($)	Dec. 31, 2011 Demag Crains AG Credit Agreement [Member] USD ($)	Dec. 31, 2010 Demag Crains AG Credit Agreement [Member] USD ($)	Dec. 31, 2011 Notes Payable to Banks [Member] USD ($)	Dec. 31, 2010 Notes Payable to Banks [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] USD ($)	Dec. 31, 2010 Capital Lease Obligations [Member] USD ($)	Dec. 31, 2011 Other Debt Obligations [Member] USD ($)	Dec. 31, 2010 Other Debt Obligations [Member] USD ($)
Debt Instrument
Long-term Debt	$ 2,298,200,000																								$ 710,800,000				$ 0																									$ 295,500,000	$ 294,400,000	$ 137,300,000	$ 129,200,000	$ 0	$ 297,200,000	$ 800,000,000	$ 800,000,000	$ 710,800,000	$ 0	$ 173,700,000	$ 0	$ 5,400,000	$ 14,100,000	$ 2,100,000	$ 3,400,000	$ 175,600,000	$ 148,000,000
Long-term Debt and Capital Lease Obligations	2,300,400,000	1,686,300,000
Long-term Debt, Current Maturities	(77,000,000)	(346,800,000)
Long-term debt, less current portion	2,223,400,000	1,339,500,000
Line of Credit Facility, Amount Outstanding																									0				0						460,100,000		200,000,000			173,700,000
Revolving line of credit available borrowing capacity																															500,000,000	250,000,000	250,000,000								200,000,000		150,000,000
Current incremental loan commitments available under the Credit Agreement																														250,000,000																		100,000,000
Debt Instrument Covenant Minimum Interest Coverage Ratio																								2	1.6		2.5
Debt Instrument Covenant Senior Secured Debt Leverage Ratio Maximum																							2.5	3	3.5	2.25
Maximum amount of letters of credit available under the Credit Agreement																												250,000,000													40,000,000
Outstanding letters of credit	289,300,000	188,800,000																			46,600,000	9,200,000			61,800,000													1,000,000		26,300,000		32,600,000		53,000,000	114,600,000	132,900,000
Letters of Credit Maximum Available under Additional Facilities																												100,000,000
Percentage of capital stock of foreign subsidiary pledged as collateral for borrowings (as a percent)																												65.00%
Net Debt To Ebitda Ratio																																							2.75
Ebitda To Net Interest Payable Ratio																																							4
Debt, Weighted Average Interest Rate																																								3.14%
Line of Credit Facility, Remaining Borrowing Capacity																																								57,900,000
Principal of debt issued								300,000,000	172,500,000
Percentage of par value at which debt was issued (as a percent)						97.63%
Proceeds from issuance of long-term debt					293,000,000
Interest rate of debt securities (as a percent)						10.88%				4.00%				7.38%				8.00%
Initial redemption price of debt instrument as a percentage of the principal amount (as a percent)						105.44%												104.00%
Debt Instrument Covenant Consolidated Cash Flow Coverage Ratio Actual																																															2		2
Initial conversion rate of shares per $1000 principal amount of convertible notes (in shares)									61.5385
Principal amount used for debt instrument conversion ratio										1,000
Conversion price of convertible notes (in dollars per share)										$ 16.25
Carrying value of the equity component of convertible debt									54,300,000
Deferred tax liability on equity component of debt									19,400,000
Convertible Subordinated Debt										137,300,000	129,200,000
Interest expense on convertible debt										14,900,000
Subordinated Debt																297,200,000	300,000,000	800,000,000	800,000,000	800,000,000
Debt Effective Interest Rate Percentage				7.50%
Percentage of principal amount received by the holders on surrender of senior notes (as a percent)													103.69%
Principal amount of debt extinguished												297,600,000
Total cash paid on extinguishment of debt												312,300,000
Call premium paid for extinguishment of debt (as a percent)															1.23%
Cash paid to extinguish debt														3,600,000
Accrued interest per $1000 principal amount of debt paid on early extinguishment of debt												36.875
Debt Instrument, Principal Amount Denomination for Accrued and Unpaid Interest															1,000
Loss on early extinguishment of debt	7,700,000	1,400,000	3,300,000
Non Cash charges in connection with extinguishment of debt														4,100,000
Derivative Liability, Fair Value, Gross Liability																																																		46,400,000	44,100,000	33,400,000	38,100,000
Secured Debt						295,500,000	294,400,000																											454,700,000		256,100,000
Debt Instrument Market Quote						1.105	1.16			1.11	2.04063					1.0125		0.965	1.01															1.0025		0.99
Long-term Debt, Fair Value						327,000,000	342,000,000			152,000,000	264,000,000					301,000,000		772,000,000	808,000,000															456,000,000		254,000,000
Interest Paid	$ 134,400,000	$ 136,700,000	$ 116,900,000

LONG-TERM OBLIGATIONS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
2012	$ 76
2013	45.2
2014	44.8
2015	318.6
2016	304.5
Thereafter	1,509.1
Total	$ 2,298.2

LEASE COMMITMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Leases
Net assets under capital leases	$ 9	$ 10.1
Accumulated amortization	2.6	2.5
Future minimum lease payments and the related present value of capital lease payments
2012	1.1
2013	0.5
2014	0.5
2015	0.1
2016	0
Thereafter	0
Total minimum obligations	2.2
Less: amount representing interest	(0.1)
Present value of net minimum obligations	2.1
Less: current portion	(1)
Long-term obligations	1.1
Operating lease payments
2012	61.7
2013	49
2014	37.1
2015	29.3
2016	23.6
Thereafter	59.7
Total minimum obligations	260.4
Total rental expense under operating leases	$ 62.1	$ 55.7	$ 61.2

RETIREMENT PLANS AND OTHER BENEFITS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 16, 2011
Change in plan assets:
Acquisitions	$ 28.2	$ 0
Amounts recognized in the statement of financial position consist of:
Non-current liabilities	344.6	155
U.S. Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	13
U.S. Defined Benefit Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	173.6	148.5
Change in benefit obligation:
Benefit obligation at beginning of year	159.9	148.8
Service cost	2.1	2	1.8
Interest cost	8.2	8.4	8.4
Actuarial loss (gain)	24.7	10.4
Benefits paid	(9.8)	(9.7)
Benefit obligation at end of year	185.1	159.9	148.8
Change in plan assets:
Fair value of plan assets at beginning of year	99.3	94.3
Actual return on plan assets	7.1	11.5
Employer contribution	14.8	3.2
Benefits paid	(9.8)	(9.7)
Fair value of plan assets at end of year	111.4	99.3	94.3
Funded status	(73.7)	(60.6)
Amounts recognized in the statement of financial position consist of:
Current liabilities	0.1	0.1
Non-current liabilities	73.6	60.5
Total liabilities	73.7	60.6
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	91.7	69.1
Prior service cost	1	1.2
Total amounts recognized in accumulated other comprehensive income	92.7	70.3
Weighted-average assumptions as of December 31:
Discount rate	4.00%	5.25%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.75%	3.75%	3.75%
Components of net periodic cost:
Service cost	2.1	2	1.8
Interest cost	8.2	8.4	8.4
Expected return on plan assets	(8.3)	(7.3)	(6.4)
Amortization of prior service cost	0.2	1.9	2.1
Amortization of actuarial loss	3.3	1.7	1.7
Net periodic cost	5.5	6.7	7.6
Number of qualified pension plans maintained by entity	1
Basis of SERP benefit - compensation period (in years)	5 years
Projected benefit obligation	185.1	159.9
Fair value of plan assets	111.4	99.3
U.S. Other Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	10.3	10.1
Service cost	0	0	0.1
Interest cost	0.4	0.6	0.6
Actuarial loss (gain)	(1.4)	1.3
Benefits paid	(1.3)	(1.7)
Benefit obligation at end of year	8	10.3	10.1
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	1.3	1.7
Benefits paid	(1.3)	(1.7)
Fair value of plan assets at end of year	0	0	0
Funded status	(8)	(10.3)
Amounts recognized in the statement of financial position consist of:
Current liabilities	1.2	1.1
Non-current liabilities	6.8	9.2
Total liabilities	8	10.3
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	2.5	3.9
Prior service cost	(0.1)	(0.1)
Total amounts recognized in accumulated other comprehensive income	2.4	3.8
Weighted-average assumptions as of December 31:
Discount rate	4.00%	5.25%	5.75%
Components of net periodic cost:
Service cost	0	0	0.1
Interest cost	0.4	0.6	0.6
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0.1	0.1
Amortization of actuarial loss	0	0.1	0.1
Net periodic cost	0.4	0.8	0.9
Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	17
Accumulated benefit obligation at end of year	388.6	177.9
Change in benefit obligation:
Benefit obligation at beginning of year	179.9	201.4
Service cost	4.4	4.9	6.6
Interest cost	12.8	9	8.9
Acquisitions	228.2	0
Actuarial loss (gain)	15	(11.6)
Benefits paid	(15.3)	(10.5)
Curtailment	0	(3.8)
Foreign Exchange effect	(28)	(9.5)
Benefit obligation at end of year	397	179.9	201.4
Change in plan assets:
Fair value of plan assets at beginning of year	91.5	87.1
Actual return on plan assets	7.2	8.2
Employer contribution	12.6	9.4
Benefits paid	(15.3)	(10.5)
Foreign exchage effect	(4.7)	(3)
Fair value of plan assets at end of year	119.7	91.5	87.1
Funded status	(277.3)	(88.4)
Amounts recognized in the statement of financial position consist of:
Non-current assets	0	(0.4)
Current liabilities	13.2	3.1
Non-current liabilities	264.1	85.7
Total liabilities	277.3	88.4
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	27.4	14.8
Prior service cost	0.4	0.5
Total amounts recognized in accumulated other comprehensive income	27.8	15.3
Weighted-average assumptions as of December 31:
Discount rate	4.55%	5.50%	5.37%
Expected return on plan assets	5.59%	6.00%	6.00%
Rate of compensation increase	1.75%	1.04%	4.22%
Components of net periodic cost:
Service cost	4.4	4.9	6.6
Interest cost	12.8	9	8.9
Expected return on plan assets	(6)	(5)	(4.5)
Employee contributions	(0.2)	(0.3)	(0.5)
Amortization of actuarial loss	0.3	1.4	1
Net periodic cost	11.3	10	11.5
Projected benefit obligation		157
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		155
Fair value of plan assets		68.2
Postemployment benefit obligation				$ 200

RETIREMENT PLANS AND OTHER BENEFITS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 U.S. Defined Benefit Plans	Dec. 31, 2012 U.S. Defined Benefit Pension plans	Dec. 31, 2011 U.S. Defined Benefit Pension plans	Dec. 31, 2010 U.S. Defined Benefit Pension plans	Dec. 31, 2012 U.S. Other Benefits	Dec. 31, 2011 U.S. Other Benefits	Dec. 31, 2010 U.S. Other Benefits	Dec. 31, 2012 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Equity Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2010 Equity Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2011 Equity Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Equity Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Fixed Income Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2010 Fixed Income Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2011 Fixed Income Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Fixed Income Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Real Estate Investment [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Real Estate Investment [Member] Non-U.S. Defined Benefit Pension Plans
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss						$ 25.9	$ 6.2		$ (1.4)	$ 1.3		$ 13.8	$ (15.5)
Prior service cost						0.2	1.9		0	0.1		0	0.6
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net (Gain) Loss Recognized in Net Periodic Benefit Cost, Net of Tax	2.3	2.3	1.4			3.3	1.7		0	0.1		(0.3)	(1.4)
Amortization of actuarial losses	(2.3)	(2.3)	(1.4)			(3.3)	(1.7)		0	(0.1)		0.3	1.4
Curtailment												0	(3.8)
Foreign exchange effect												(1)	(1.7)
Total recognized in other comprehensive income						22.4	2.6		(1.4)	1.1		12.5	(21.8)
Amounts expected to be recognized as components of net periodic cost at the end of the period
Actuarial net loss					4.9			0.1			0.7
Prior service cost					0.1			0
Total amount expected to be recognized as components of net periodic cost at the end of the period					5			0.1
Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation						185.1	159.9						157
Accumulated benefit obligation at end of year						173.6	148.5					388.6	177.9
Fair value of plan assets						$ 111.4	$ 99.3						$ 68.2
Investment Strategy [Abstract]
Expected long-term return on assets (as a percent)	8.00%
Investment in fixed income securities (as a percent)				60.00%
Percentage of Plan Assets (as a percent)						100.00%	100.00%					100.00%	100.00%	40.00%	43.00%	37.00%	48.00%	60.00%	57.00%	58.00%	49.00%	5.00%	3.00%
Target allocation 2012 for equity securities, low end of range (as a percent)														37.50%		35.00%
Target allocation 2012 for equity securities, high end of range (as a percent)														42.50%		65.00%

RETIREMENT PLANS AND OTHER BENEFITS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																																																									12 Months Ended																																									12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
Dec. 31, 2011 U.S. Defined Benefit Plans	Dec. 31, 2011 U.S. Defined Benefit Pension plans	Dec. 31, 2010 U.S. Defined Benefit Pension plans	Dec. 31, 2009 U.S. Defined Benefit Pension plans	Dec. 31, 2011 U.S. Defined Benefit Pension plans Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Cash, Including Money Market Funds [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Cash, Including Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Cash, Including Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds International [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds International [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds International [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds High Yield Bonds [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds High Yield Bonds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds High Yield Bonds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2009 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Cash, Including Money Market Funds [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Cash, Including Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Cash, Including Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds North American Equities [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds North American Equities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds North American Equities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Long Bond [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Long Bond [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Long Bond [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Real Estate Funds [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Real Estate Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Real Estate Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Fixed Income Securities [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Equity Securities [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Equity Funds [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Bonds [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Bonds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Bonds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Information Technology, Financial, Health Care, Energy, Consumer and Industrial Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member]	Dec. 31, 2011 Information Technology, Financial, Health Care, Energy, Consumer and Industrial Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds International [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds Japan Equities [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds Asia Pacific Ex Japan Equities [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds North American Equities [Member]	Dec. 31, 2011 Financial, Consumer, Industrial, Materials and Energy Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds International [Member]	Dec. 31, 2011 Financial, Information Technology, Consumer, Industrial, Energy, and Health Care [Member] U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member]	Dec. 31, 2011 Financial, Basic Materials, Industrials, Consumer, and Technology Sectors [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds Asia Pacific Ex Japan Equities [Member]	Dec. 31, 2011 Consumer, Industrial, Financial, Basic Materials, Information Technology, and Health Care Sector [Member] Non-U.S. Defined Benefit Pension Plans Equity Securities [Member]	Dec. 31, 2011 Diversified Asset Portfolio [Member] Non-U.S. Defined Benefit Pension Plans Equity Securities [Member]	Dec. 31, 2011
Financial, Information Technology, Oil and Gas, Consumer, Health Care and Industrial Sectors [Member]
Non-U.S. Defined Benefit Pension Plans
Investment Funds North American Equities [Member]
																																																																																																																											Dec. 31, 2011 Financial, Oil and Gas, Consumer, Basic Materials, Health Care and Industrial Sectors [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member]	Dec. 31, 2011 Financial, Consumer, Industrials, Basic Materials and Utility Sector [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member]	Dec. 31, 2011 Investment Grade Bonds [Member] U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member]	Dec. 31, 2011 US Government Securities [Member] U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member]	Dec. 31, 2011 Telecommunications, Energy, Utilities, Financial, Health Care, and Information Technology Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds High Yield Bonds [Member]	Dec. 31, 2011 Financial, Industrial and Utility Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member]	Dec. 31, 2011 US Treasury Securities [Member] U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member]	Dec. 31, 2011 UK Government Bonds [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds UK Long Bond [Member]	Dec. 31, 2011 Europe [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 North America [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Asia Pacific [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Equity Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2010 Equity Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2011 Equity Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Equity Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Fixed Income Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2010 Fixed Income Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2011 Fixed Income Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Fixed Income Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Real Estate Investment [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Real Estate Investment [Member] Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets (as a percent)		100.00%	100.00%																																																	100.00%	100.00%																																																			88.00%	88.00%	12.00%	12.00%	15.00%	12.00%	4.00%	3.00%	11.00%	11.00%	14.00%	12.00%	11.00%	85.00%	88.00%	89.00%	70.00%	19.00%	89.00%	88.00%	86.00%	49.00%	48.00%	48.00%	84.00%	12.00%	63.00%				40.00%	43.00%	37.00%	48.00%	60.00%	57.00%	58.00%	49.00%	5.00%	3.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Other, Range Minimum																																																																																										30.00%																																																57.50%		25.00%		5.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Other, Range Maximum																																																																																										70.00%																																																62.00%		60.00%		10.00%
Target allocation 2012 for equity securities, low end of range (as a percent)																																																																																											35.00%																																											37.50%		35.00%
Target allocation 2012 for equity securities, high end of range (as a percent)																																																																																											65.00%																																											42.50%		65.00%
Investment in equity securities (as a percent)	40.00%
Defined Benefit Plan, Fair Value of Plan Assets		$ 111.4	$ 99.3	$ 94.3	$ 1.4	$ 110	$ 1.4	$ 1.4	$ 0	$ 13.9	[1]	$ 0	[1]	$ 13.9	[1]	$ 6.1	[2]	$ 0	[2]	$ 6.1	[2]	$ 11	[3]	$ 0	[3]	$ 11	[3]	$ 13.9	[4]	$ 0	[4]	$ 13.9	[4]	$ 11.3	[5]	$ 0	[5]	$ 11.3	[5]	$ 26.8	[6]	$ 0	[6]	$ 26.8	[6]	$ 27	[7]	$ 0	[7]	$ 27	[7]	$ 119.7	$ 91.5	$ 87.1	$ 4.9	$ 114.8	$ 4.9	$ 4.9	$ 0	$ 7.7	[8]	$ 0	[8]	$ 7.7	[8]	$ 11.6	[9]	$ 0	[9]	$ 11.6	[9]	$ 9.1	[10]	$ 0	[10]	$ 9.1	[10]	$ 52.8	[11]	$ 0	[11]	$ 52.8	[11]	$ 7.8	[12]	$ 0	[12]	$ 7.8	[12]			$ 15.5	[13]	$ 0	[13]	$ 15.5	[13]	$ 10.3	[14]	$ 0	[14]	$ 10.3	[14]
Target allocation for equity securities by geographic location																																																																																																																																			84.00%	9.00%	7.00%

[1]	This class invests in U.S. large capitalization stocks with approximately 88% in information technology, energy, financial, health care, consumer and industrial sectors and 12% in other industries.
[2]	This class invests in U.S. mid to small capitalization stocks with approximately 88% in financial, information technology, industrial, consumer, health care, energy and materials sectors and 12% in other industries.
[3]	This class includes non-U.S. stocks in diversified industries and countries with approximately 85% in financial, consumer, industrial, materials, energy and health care sectors and 15% in other industries.
[4]	This class invests in U.S. stocks with approximately 88% in information technology, financial, energy, health care, consumer and industrial sectors and 12% in other industries. The fund seeks a total return, which corresponds to the S&P 500 Index.
[5]	This class primarily focuses on the high yield market of investment grade bonds of U.S. issuers from diverse industries with approximately 48% in the energy, telecommunications, consumer, utilities, and health care sectors.
[6]	This class primarily targets the longer-term, higher investment grade bond market of U.S. issuers with approximately 84% in the financial, industrial and utility sectors, approximately 12% in U.S. Treasuries and approximately 4% in other securities.
[7]	This class primarily focuses on investments with a long duration and includes approximately 49% of investment grade bonds of U.S. issuers in the financial, industrial and utility sectors, 48% in U.S. government securities and 3% in other securities.
[8]	This class invests in stocks of European (excluding U.K.) based companies with approximately 86% in financial, consumer, industrials, health care, basic materials, oil and gas and communications sectors and 14% in other industries.
[9]	This class invests in stocks of U.K. based companies with approximately 88% in financial, oil and gas, consumer, basic materials, health care and industrial sectors and 12% in other industries.
[10]	This class invests in stocks of North American based companies with approximately 89% in technology, financial, oil and gas, consumer, industrial and health care sectors and 11% in other industries.
[11]	This class represents U.K. government securities, other sterling denominated fixed-income securities and index linked securities. Approximately 63% is invested in U.K. government bonds with the remainder primarily in corporate bonds.
[12]	This class primarily comprises investments in a diversified range of property principally in the residential, retail, office and industrial/warehouse sectors.
[13]	This class invests in stocks with approximately 70% in financial, industrial, consumer, basic materials and information technology, 19% in a diversified asset portfolio and 11% in other industries.
[14]	This class invests in bonds with approximately 89% in European government bonds, corporate bonds and loans backed by Swiss mortgages, and 11% in other investments.

RETIREMENT PLANS AND OTHER BENEFITS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of estimated future benefit payments
Number of common shares held in rabbi trust (in shares)	0.9	0.9
Compensation expense recognized under all stock-based compensation arrangements	$ 23.6	$ 45.3	$ 39.7
U.S. Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	13
Pension and post-retirement company contributions	16.1
U.S. Defined Benefit Pension plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	111.4	99.3	94.3
Defined Benefit Plan, Benefit Obligation	185.1	159.9	148.8
Contributions to pension plan	10
Health care cost trend rate	4.75%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Effect of one percentage point increase on service and interest cost components	0
Effect of one percentage point decrease on service and interest cost components	0
Effect of one percentage point increase on postretirement benefit obligation	0.4
Effect of one percentage point decrease on postretirement benefit obligation	(0.3)
Projected benefit obligation	185.1	159.9
Schedule of estimated future benefit payments
2012	9.9
2013	9.8
2014	9.8
2015	9.9
2016	9.8
2017-2021	58.6
U.S. Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Defined Benefit Plan, Benefit Obligation	8	10.3	10.1
Schedule of estimated future benefit payments
2012	1.2
2013	1
2014	0.9
2015	0.8
2016	0.7
2017-2021	2.3
Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	17
Defined Benefit Plan, Fair Value of Plan Assets	119.7	91.5	87.1
Defined Benefit Plan, Benefit Obligation	397	179.9	201.4
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Projected benefit obligation		157
Schedule of estimated future benefit payments
2012	18.3
2013	17.8
2014	18.9
2015	19.2
2016	20.4
2017-2021	109.6
Pension contributions	12.6
Savings Plans [Member]
Schedule of estimated future benefit payments
Employee Benefits and Share-based Compensation	12	9.7	11.1
Compensation expense recognized under all stock-based compensation arrangements		$ 8.3	$ 8.9

STOCKHOLDERS' EQUITY (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 03, 2009	Dec. 31, 2011 All Company Stock Plans [Member]	Jun. 30, 2009 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Jun. 30, 2009 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2009 Additional Paid-in Capital	Dec. 31, 2011 Stock Options and Restricted Stock [Member]	Dec. 31, 2011 4% Convertible Senior Subordinated Notes due June 1, 2015
Common stock, shares issued (in shares)		121.9	121.2
Common stock, shares outstanding (in shares)								108.8	108.1	107.3	94
Common Stock, unissued shares (in shares)		178.1
Common Stock reserved for contingently issuable shares (in shares)																3.9	10.6
Interest rate of debt securities (as a percent)																	4.00%
Common stock issued in public offering (in shares)	12.65							0.7	0.8	13.3
Public offering price (in dollars per share)					$ 13
Proceeds from issuance of common stock (in dollars)	$ 156	$ 0	$ 0	$ 156.3
Common stock issuance cost (in dollars)	8.2
Increase in the value of common stock resulting from stock issued in public offering (in dollars)		26.5	27.5	186.6			0.1			0.1		156	26.5	27.5	186.5
Shares of common stock in treasury (in shares)		13.1	13.1					13.1
Value of treasury stock on an average cost basis (in dollars)		(599.1)	(599.3)
Number of common shares held in rabbi trust (in shares)		0.9	0.9			0.9
Value of common shares held in rabbi trust (in dollars)						$ 17.1
Preferred stock, shares authorized (in shares)		50
Preferred stock, par value per share (in dollars per share)		$ 0.01
Preferred stock, shares outstanding (in shares)		0	0

STOCKHOLDERS' EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended												12 Months Ended				12 Months Ended		12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Plans	Dec. 31, 2010 Stock Plans	Dec. 31, 2009 Stock Plans	Dec. 31, 2010 Stock Plans Minimum [Member]	Dec. 31, 2010 Stock Plans Maximum [Member]	Dec. 31, 2011 Terex Corporation 2009 Omnibus Incentive Plan (the "2009 Plan")	May 31, 2011 Terex Corporation 2009 Omnibus Incentive Plan (the "2009 Plan")	Apr. 30, 2011 Terex Corporation 2009 Omnibus Incentive Plan (the "2009 Plan")	May 31, 2011 Terex Corporation 2009 Omnibus Incentive Plan (the "2009 Plan") Maximum [Member]	Dec. 31, 2011 Terex Corporation 2000 Incentive Plan (the "2000 Plan")	May 31, 2004 Terex Corporation 2000 Incentive Plan (the "2000 Plan")	May 31, 2002 Terex Corporation 2000 Incentive Plan (the "2000 Plan")	Apr. 30, 2002 Terex Corporation 2000 Incentive Plan (the "2000 Plan")	Dec. 31, 2011 Terex Corporation Long-term Incentive Plan (the "1996 Plan")	May 31, 1999 Terex Corporation Long-term Incentive Plan (the "1996 Plan")	Dec. 31, 2011 Stock Options years	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2011 All Company Stock Plans [Member] years	Dec. 31, 2010 All Company Stock Plans [Member] years	Dec. 31, 2009 All Company Stock Plans [Member] years	Dec. 31, 2011 Restricted stock awards years	Dec. 31, 2010 Restricted stock awards	Dec. 31, 2009 Restricted stock awards	Dec. 31, 2011 Restricted stock awards All Company Stock Plans [Member]	Dec. 31, 2011 Restricted stock awards Market Condition Award [Member]
Share-based compensation arrangements
Shares authorized for issuance (in shares)										5,000,000	3,000,000	5,000,000		12,000,000	7,000,000	4,000,000		4,000,000
Shares available for grant (in shares)									3,500,000
Shares vesting period (in years)													4 years				4 years
Shares contract term (in years)													P10Y				P10Y
Shares granted during period (in shares)				0	0	0
Intrinsic value of options exercised (in dollars)																			$ 0.3	$ 0.3	$ 0.3
Number of Options
Outstanding at the beginning of the period (in shares)																			963,332
Exercised (in shares)																			(105,702)
Canceled or expired (in shares)																			(31,437)
Outstanding at the end of the period (in shares)																			826,193	963,332
Exercisable at the end of the period (in shares)																			826,193
Vested at the end of the period (in shares)																			826,193
Weighted Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)																			$ 18.97
Exercised (in dollars per share)																			$ 10.67
Canceled or expired (in dollars per share)																			$ 48.83
Outstanding at the end of the period (in dollars per share)																			$ 18.89	$ 18.97
Exercisable at the end of the period (in dollars per share)																			$ 18.89
Vested at the end of the period (in dollars per share)																			$ 18.89
Weighted Average Remaining Contractual Life (in years)
Outstanding at the end of the period (in years)																			1.91
Exercisable at the end of the period (in years)																			1.91
Vested at the end of the period (in years)																			1.91
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)																			2
Exercisable at the end of the period (in dollars)																			2
Vested at the end of the period (in dollars)																			2
Percentage of awards that vest over a four year period (as a percent)																												18.00%
Percentage of awards that vest on each of the first four anniversary dates of the grant (as a percent)																												25.00%
Percentage of awards that vest over a five year period (as a percent)																												33.00%
Percentage of awards that vest over a three year period (as a percent)																												49.00%
Percentage of awards that vest evenly over three year period (as a percent)																												49.00%
Percentage of awards that vest at end of three year period (as a percent)																												51.00%
Percentage of awards subject to performance conditions (as a percent)																												34.00%
Number of shares of restricted stock with fair value based on market condition, instead of market price (in shares)																													759,000
Assumptions used in valuation
Dividend yields (as a percent)																						0.00%	0.00%	0.00%
Expected volatility (as a percent)																						80.29%	59.04%	71.93%
Risk-free interest rate (as a percent)																						1.04%	3.04%	1.38%
Expected life (in years)																						3	4	3
Weighted average fair value at date of grant for options granted (in dollars per share)							$ 16.17	$ 19.08														$ 41.96		$ 5.74	$ 34.99	$ 20.18	$ 8.24
Unrecognized compensation costs (in dollars)																									43.7
Weighted average period of unrecognized compensation costs will be recognized (in years)																									2.6
Total fair value of shares vested (in dollars)																									26.3	33.1	45.3
Shares of common stock contributed to employee stock trust	45,000
Restricted Stock Awards
Nonvested at the beginning of the period (in shares)																									3,836,696
Granted (in shares)																									1,035,103
Vested (in shares)																									(891,095)
Canceled or expired (in shares)																									(845,764)
Nonvested at the end of the period (in shares)																									3,134,940	3,836,696
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per shares)																									$ 24.74
Granted (in dollars per shares)																									$ 34.99
Vested (in dollars per shares)																									$ 29.52
Cancelled or expired (in dollars per shares)																									$ 40.62
Nonvested at the end of the period (in dollars per shares)																									$ 22.91	$ 24.74
Compensation expense recognized under all stock-based compensation arrangements (in dollars)	23.6	45.3	39.7
Tax benefit related to stock-based compensation arrangements (in dollars)	7.1	14.1	12
Cash received from option exercises under all stock-based compensation arrangements (in dollars)	$ 1.1

STOCKHOLDERS' EQUITY (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	$ 100.4
Current year change	(226.8)	64.5	118.3
Balance at the end of the period	(125.5)	100.4
Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Tax benefit included in accumulated other comprehensive income	39.1
Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Tax benefit included in accumulated other comprehensive income	2
Terex Corporation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	100.4	36	(82.3)
Current year change	(225.9)	64.4	118.3
Balance at the end of the period	(125.5)	100.4	36
Terex Corporation | Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	(59.7)	(87.7)	(69)
Current year change	(23.5)	28	(18.7)
Balance at the end of the period	(83.2)	(59.7)	(87.7)
Terex Corporation | Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	61.4	127.3	(12.3)
Current year change	(101)	(65.9)	139.6
Balance at the end of the period	(39.6)	61.4	127.3
Terex Corporation | Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	(2.1)	(3.6)	(1)
Current year change	(1.5)	1.5	(2.6)
Balance at the end of the period	(3.6)	(2.1)	(3.6)
Terex Corporation | Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	100.8	0	0
Current year change	(99.9)	100.8	0
Balance at the end of the period	0.9	100.8	0
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0.9	0.8	0.8
Current year change	(0.9)	0.1	0
Balance at the end of the period	0	0.9	0.8
Noncontrolling Interest | Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0	0	0
Current year change	0	0	0
Balance at the end of the period	0	0	0
Noncontrolling Interest | Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0.9	0.8	0.8
Current year change	(0.9)	0.1	0
Balance at the end of the period	0	0.9	0.8
Noncontrolling Interest | Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0	0	0
Current year change	0	0	0
Balance at the end of the period	0	0	0
Noncontrolling Interest | Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	0	0	0
Current year change	0	0	0
Balance at the end of the period	0	0	0
Parent and Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	101.3	36.8	(81.5)
Current year change	(226.8)	64.5	118.3
Balance at the end of the period	(125.5)	101.3	36.8
Parent and Noncontrolling Interest | Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	(59.7)	(87.7)	(69)
Current year change	(23.5)	28	(18.7)
Balance at the end of the period	(83.2)	(59.7)	(87.7)
Parent and Noncontrolling Interest | Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	62.3	128.1	(11.5)
Current year change	(101.9)	(65.8)	139.6
Balance at the end of the period	(39.6)	62.3	128.1
Parent and Noncontrolling Interest | Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	(2.1)	(3.6)	(1)
Current year change	(1.5)	1.5	(2.6)
Balance at the end of the period	(3.6)	(2.1)	(3.6)
Parent and Noncontrolling Interest | Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance at the beginning of the period	100.8	0	0
Current year change	(99.9)	100.8	0
Balance at the end of the period	$ 0.9	$ 100.8	$ 0

LITIGATION AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011 former_subsidiaries	Dec. 31, 2010	Dec. 31, 2010 Powerscreen International Distribution Limited	Dec. 31, 2011 Credit Guarantee	Dec. 31, 2010 Credit Guarantee	Dec. 31, 2011 Credit Guarantee Cranes Terex Demag GmbH	Dec. 31, 2010 Credit Guarantee Cranes Terex Demag GmbH	Dec. 31, 2011 Credit Guarantee Cranes Sichuan Changjiang Engineering Crane Co., Ltd	Dec. 31, 2010 Credit Guarantee Cranes Sichuan Changjiang Engineering Crane Co., Ltd	Dec. 31, 2011 Credit Guarantee Aerial Work Platforms Genie Holdings Inc.	Dec. 31, 2010 Credit Guarantee Aerial Work Platforms Genie Holdings Inc.	Dec. 31, 2011 Residual Value Guarantee	Dec. 31, 2010 Residual Value Guarantee	Dec. 31, 2011 Buyback Guarantee	Dec. 31, 2010 Buyback Guarantee	Dec. 31, 2011 Buyback Guarantee Genie Holdings Inc.	Dec. 31, 2010 Buyback Guarantee Genie Holdings Inc.	Dec. 31, 2011 Buyback Guarantee Material Handling & Port Solutions [Member]
Loss Contingencies and Guarantee Obligations
Loss contingency, damages sought, value			$ 15.8
Outstanding letters of credit	289.3	188.8
Number of former subsidiaries, for which letters of credit are outstanding to cover their losses related to workers compensation obligation	2
Guarantees, maximum exposure				126.4	211.1	60.4	113.5	34.4	53.2	18	31.1	13.5	13.4	103.4	102.1	45.4	97.4	54.5
Guarantee term	P5Y
Fair value of all guarantees recorded in other current liabilities and retirement plans	$ 12	$ 19

RELATED PARTY TRANSACTION (Details) (Business Unit President [Member], USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2010 Terex Cranes	Dec. 31, 2009 Terex Cranes	Dec. 31, 2010 Terex Cranes	Mar. 31, 2011 Aerial Work Platforms
Related Party Transaction [Line Items]
Payments received inadvertently by related party in relation to withholding of shares		$ 3,000
Income tax paid inadvertently on behalf of related party	10,000
Due from related parties			$ 13,000	$ 500

CONSOLIDATING FINANCIAL STATEMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
7-3/8% Senior Subordinated Notes due January 15, 2014 [Member]
Debt Instrument
Interest rate of debt securities (as a percent)	7.38%
Principal repayments of long-term debt	$ 297.6
4% Convertible Senior Subordinated Notes due June 1, 2015
Debt Instrument
Interest rate of debt securities (as a percent)	4.00%
8% Senior Subordinated Notes due November 15, 2017 [Member]
Debt Instrument
Interest rate of debt securities (as a percent)	8.00%
10-7/8% Senior Notes due June 1, 2016 [Member]
Debt Instrument
Interest rate of debt securities (as a percent)	10.88%

CONSOLIDATING FINANCIAL STATEMENTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF INCOME
Net sales	$ 6,504.6	$ 4,418.2	$ 3,858.4
Cost of goods sold	(5,544.3)	(3,815.3)	(3,561.4)
Gross profit	960.3	602.9	297
Selling, general and administrative expenses	(879.1)	(676.7)	(698.7)
Income (loss) from operations	81.2	(73.8)	(401.7)
Interest income	14.3	9.8	4.9
Interest expense	(134.9)	(145.4)	(119.4)
Income (loss) from subsidiaries	0	0	0
Loss on early extinguishment of debt	(7.7)	(1.4)	(3.3)
Other income (expense) - net	131.6	(27.5)	(4.3)
Income (loss) from continuing operations before income taxes	84.5	(238.3)	(523.8)
(Provision for) benefit from income taxes	(50.4)	26.8	117.4
Income (loss) from continuing operations	34.1	(211.5)	(406.4)
Income (Loss) from discontinued operations - net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations - net of tax	0.8	589.3	(12.6)
Net income (loss)	40.7	362.5	(397.3)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	4.5	(4)	(1.1)
Net income (loss) attributable to Terex Corporation	45.2	358.5	(398.4)
Comprehensive Income (Loss)	(186.1)	427	(277.8)
Comprehensive loss (income) attributable to noncontrolling interest	5.4	(4.1)	(2.3)
Comprehensive income (loss) attributable to Terex Corporation	(180.7)	422.9	(280.1)
Terex Corporation
CONSOLIDATED STATEMENT OF INCOME
Net sales	336.9	218.9	135.8
Cost of goods sold	(301.2)	(200.8)	(143.1)
Gross profit	35.7	18.1	(7.3)
Selling, general and administrative expenses	(23.5)	(79.4)	(63.7)
Income (loss) from operations	12.2	(61.3)	(71)
Interest income	161.5	56.2	159
Interest expense	(302.9)	(323)	(294.8)
Income (loss) from subsidiaries	75.8	440.9	(231.6)
Loss on early extinguishment of debt	(7.7)	(1.4)	(3.3)
Other income (expense) - net	92.7	(1.6)	(6.5)
Income (loss) from continuing operations before income taxes	31.6	109.8	(448.2)
(Provision for) benefit from income taxes	15.9	119.2	78
Income (loss) from continuing operations	47.5	229	(370.2)
Income (Loss) from discontinued operations - net of tax	0	(3.5)	(17.4)
Gain (loss) on disposition of discontinued operations - net of tax	(2.3)	133	(10.8)
Net income (loss)	45.2	358.5	(398.4)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	0	0	0
Net income (loss) attributable to Terex Corporation	45.2	358.5	(398.4)
Comprehensive Income (Loss)	(180.7)	422.9	(280.1)
Comprehensive loss (income) attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to Terex Corporation	(180.7)	422.9	(280.1)
Wholly-owned Guarantors
CONSOLIDATED STATEMENT OF INCOME
Net sales	2,340.8	1,619.2	1,200
Cost of goods sold	(2,044)	(1,439.4)	(1,200.7)
Gross profit	296.8	179.8	(0.7)
Selling, general and administrative expenses	(226.2)	(187.6)	(213.8)
Income (loss) from operations	70.6	(7.8)	(214.5)
Interest income	201	193.1	178.1
Interest expense	(74.3)	(77.3)	(76.5)
Income (loss) from subsidiaries	(7.3)	(3.9)	(20.3)
Loss on early extinguishment of debt	0	0	0
Other income (expense) - net	(13.8)	17.6	6
Income (loss) from continuing operations before income taxes	176.2	121.7	(127.2)
(Provision for) benefit from income taxes	(66.1)	(45.2)	38.5
Income (loss) from continuing operations	110.1	76.5	(88.7)
Income (Loss) from discontinued operations - net of tax	0	(2.3)	(2.6)
Gain (loss) on disposition of discontinued operations - net of tax	0	76.9	(1.8)
Net income (loss)	110.1	151.1	(93.1)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	0	0	(0.5)
Net income (loss) attributable to Terex Corporation	110.1	151.1	(93.6)
Comprehensive Income (Loss)	139.5	152	(84.9)
Comprehensive loss (income) attributable to noncontrolling interest	0	0	(0.5)
Comprehensive income (loss) attributable to Terex Corporation	139.5	152	(85.4)
Non-guarantor Subsidiaries
CONSOLIDATED STATEMENT OF INCOME
Net sales	4,654.9	3,141.4	2,806
Cost of goods sold	(4,027.1)	(2,736.4)	(2,501)
Gross profit	627.8	405	305
Selling, general and administrative expenses	(629.4)	(409.7)	(421.2)
Income (loss) from operations	(1.6)	(4.7)	(116.2)
Interest income	15.7	28	37.1
Interest expense	(121.6)	(12.6)	(117.4)
Income (loss) from subsidiaries	0	0	0
Loss on early extinguishment of debt	0	0	0
Other income (expense) - net	52.7	(43.5)	(3.8)
Income (loss) from continuing operations before income taxes	(54.8)	(32.8)	(200.3)
(Provision for) benefit from income taxes	(0.2)	(47.2)	0.9
Income (loss) from continuing operations	(55)	(80)	(199.4)
Income (Loss) from discontinued operations - net of tax	5.8	(9.5)	41.7
Gain (loss) on disposition of discontinued operations - net of tax	3.1	379.4	0
Net income (loss)	(46.1)	289.9	(157.7)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	4.5	(4)	(0.6)
Net income (loss) attributable to Terex Corporation	(41.6)	285.9	(158.3)
Comprehensive Income (Loss)	(106.1)	295.3	(103.2)
Comprehensive loss (income) attributable to noncontrolling interest	5.4	(4.1)	(1.8)
Comprehensive income (loss) attributable to Terex Corporation	(100.7)	291.2	(105)
Intercompany Eliminations
CONSOLIDATED STATEMENT OF INCOME
Net sales	(828)	(561.3)	(283.4)
Cost of goods sold	828	561.3	283.4
Gross profit	0	0	0
Selling, general and administrative expenses	0	0	0
Income (loss) from operations	0	0	0
Interest income	(363.9)	(267.5)	(369.3)
Interest expense	363.9	267.5	369.3
Income (loss) from subsidiaries	(68.5)	(437)	251.9
Loss on early extinguishment of debt	0	0	0
Other income (expense) - net	0	0	0
Income (loss) from continuing operations before income taxes	(68.5)	(437)	251.9
(Provision for) benefit from income taxes	0	0	0
Income (loss) from continuing operations	(68.5)	(437)	251.9
Income (Loss) from discontinued operations - net of tax	0	0	0
Gain (loss) on disposition of discontinued operations - net of tax	0	0	0
Net income (loss)	(68.5)	(437)	251.9
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	0	0	0
Net income (loss) attributable to Terex Corporation	(68.5)	(437)	251.9
Comprehensive Income (Loss)	(38.8)	(443.2)	190.4
Comprehensive loss (income) attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to Terex Corporation	$ (38.8)	$ (443.2)	$ 190.4

CONSOLIDATING FINANCIAL STATEMENTS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets
Cash and cash equivalents	$ 774.1	$ 894.2	$ 929.5
Investments in marketable securities	0	521.4
Trade receivables - net	1,178.1	782.5
Intercompany receivables	0	0
Inventories	1,758.1	1,448.7
Other current assets	342.9	322.1
Total current assets	4,053.2	3,968.9
Property, plant and equipment - net	835.5	573.5
Goodwill	1,232.9	492.9	511.1
Non-current intercompany receivables	0	0
Investment in and advances to (from) subsidiaries	59.2	28.7
Other assets	882.6	452.4
Total assets	7,063.4	5,516.4
Current liabilities
Notes payable and current portion of long-term debt	77	346.8
Trade accounts payable	764.6	570
Intercompany payables	0	0
Accruals and other current liabilities	1,049.3	757.4
Total current liabilities	1,890.9	1,674.2
Long-term debt, less current portion	2,223.4	1,339.5
Non-current intercompany payables	0	0
Other non-current liabilities	760.7	391.3
Total stockholders' equity	2,188.4	2,111.4	1,674.4	1,743.9
Total liabilities and stockholders' equity	7,063.4	5,516.4
Terex Corporation
Current assets
Cash and cash equivalents	264	164.2
Investments in marketable securities		520.9
Trade receivables - net	32	22.9
Intercompany receivables	48.9	9.5
Inventories	71.3	66.3
Other current assets	118	154.6
Total current assets	534.2	938.4
Property, plant and equipment - net	62.8	54.6
Goodwill	0	0
Non-current intercompany receivables	1,272.8	709.3
Investment in and advances to (from) subsidiaries	2,698.6	2,785.1
Other assets	113.4	69.6
Total assets	4,681.8	4,557
Current liabilities
Notes payable and current portion of long-term debt	4.6	297.2
Trade accounts payable	29.6	24.9
Intercompany payables	0	43.1
Accruals and other current liabilities	95.8	127.7
Total current liabilities	130	492.9
Long-term debt, less current portion	1,261.6	879.6
Non-current intercompany payables	1,201	967.2
Other non-current liabilities	178.9	134.1
Total stockholders' equity	1,910.3	2,083.2
Total liabilities and stockholders' equity	4,681.8	4,557
Wholly-owned Guarantors
Current assets
Cash and cash equivalents	2.3	2
Investments in marketable securities		0.5
Trade receivables - net	229.1	208.7
Intercompany receivables	118.3	93.1
Inventories	378.8	341.6
Other current assets	38.2	37.4
Total current assets	766.7	683.3
Property, plant and equipment - net	109.6	112.5
Goodwill	149.6	154.1
Non-current intercompany receivables	1,236.7	1,019
Investment in and advances to (from) subsidiaries	68.8	72.1
Other assets	186.1	187.2
Total assets	2,517.5	2,228.2
Current liabilities
Notes payable and current portion of long-term debt	0.1	0.2
Trade accounts payable	164.8	130.3
Intercompany payables	49.3	26.5
Accruals and other current liabilities	122.8	87.1
Total current liabilities	337	244.1
Long-term debt, less current portion	1.8	119.3
Non-current intercompany payables	0	0
Other non-current liabilities	37.8	52.1
Total stockholders' equity	2,140.9	1,812.7
Total liabilities and stockholders' equity	2,517.5	2,228.2
Non-guarantor Subsidiaries
Current assets
Cash and cash equivalents	507.8	728
Investments in marketable securities		0
Trade receivables - net	917	550.9
Intercompany receivables	74.8	44.1
Inventories	1,308	1,040.8
Other current assets	186.7	130.1
Total current assets	2,994.3	2,493.9
Property, plant and equipment - net	663.1	406.4
Goodwill	1,083.3	338.8
Non-current intercompany receivables	40.3	40.7
Investment in and advances to (from) subsidiaries	42.6	(5.4)
Other assets	583.1	195.6
Total assets	5,406.7	3,470
Current liabilities
Notes payable and current portion of long-term debt	72.3	49.4
Trade accounts payable	570.2	414.8
Intercompany payables	192.7	77.1
Accruals and other current liabilities	830.7	542.6
Total current liabilities	1,665.9	1,083.9
Long-term debt, less current portion	960	340.6
Non-current intercompany payables	1,348.8	801.8
Other non-current liabilities	544	205.1
Total stockholders' equity	888	1,038.6
Total liabilities and stockholders' equity	5,406.7	3,470
Intercompany Eliminations
Current assets
Cash and cash equivalents	0	0
Investments in marketable securities		0
Trade receivables - net	0	0
Intercompany receivables	(242)	(146.7)
Inventories	0	0
Other current assets	0	0
Total current assets	(242)	(146.7)
Property, plant and equipment - net	0	0
Goodwill	0	0
Non-current intercompany receivables	(2,549.8)	(1,769)
Investment in and advances to (from) subsidiaries	(2,750.8)	(2,823.1)
Other assets	0	0
Total assets	(5,542.6)	(4,738.8)
Current liabilities
Notes payable and current portion of long-term debt	0	0
Trade accounts payable	0	0
Intercompany payables	(242)	(146.7)
Accruals and other current liabilities	0	0
Total current liabilities	(242)	(146.7)
Long-term debt, less current portion	0	0
Non-current intercompany payables	(2,549.8)	(1,769)
Other non-current liabilities	0	0
Total stockholders' equity	(2,750.8)	(2,823.1)
Total liabilities and stockholders' equity	$ (5,542.6)	$ (4,738.8)

CONSOLIDATING FINANCIAL STATEMENTS (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Financial Statements
Proceeds from Stock Options Exercised		$ 1.1
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		19.1	(610.1)	(40.6)
Cash flows from investing activities
Capital expenditures		(79.1)	(55)	(50.4)
Acquisition of business, net of cash acquired		(1,035.2)	(12.8)	(9.8)
Investments in and advances to affiliates		0	(19.3)	0
Proceeds from disposition of discontinued operations		0.5	1,002	0
Investments in derivative securities		(16.1)	(21.1)	0
Proceeds from sale of assets		539.6	10	6.1
Intercompany investing activities		0	0	0
Other investing activities, net		(2.2)	0	0
Net cash provided by (used in) investing activities of continuing operations		(592.5)	903.8	(54.1)
Cash flows from financing activities
Repayments of debt		(444.2)	(365.5)	(685)
Proceeds from issuance of debt		926.7	73.9	1,114.3
Payment of debt issuance costs		(26.6)	(7.8)	(17.2)
Proceeds from issuance of common stock, net	156	0	0	156.3
Purchase of noncontrolling interest		(6.3)	(12.9)	(1.7)
Distributions to noncontrolling interest		0	(3.4)	(7.1)
Intercompany financing activities		0	0	0
Other financing activities, net		4.6	0	(0.8)
Net cash (used in) provided by financing activities of continuing operations		454.2	(315.7)	558.8
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	(53.1)	2.9
Net cash provided by (used in) investing activities of discontinued operations		0	0.1	(7)
Net cash used in financing activities of discontinued operations		0	0	(0.2)
Net cash used in discontinued operations		0	(53)	(4.3)
Effect of exchange rate changes on cash and cash equivalents		(0.9)	(2)	27
Net Increase (Decrease) in Cash and Cash Equivalents		(120.1)	(77)	486.8
Cash and Cash Equivalents at Beginning of Period		894.2	971.2	484.4
Cash and Cash Equivalents at End of Period		774.1	894.2	971.2
Terex Corporation
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		(10.7)	(454)	36.1
Cash flows from investing activities
Capital expenditures		(10.4)	(8.7)	(11.4)
Acquisition of business, net of cash acquired		0	(12.8)	0
Investments in and advances to affiliates			(14.6)
Proceeds from disposition of discontinued operations		0	294.8
Investments in derivative securities		(16.1)	(21.1)
Proceeds from sale of assets		531.8	2.4	0.2
Intercompany investing activities		(526.1)	(17.9)	(71.1)
Other investing activities, net		0
Net cash provided by (used in) investing activities of continuing operations		(20.8)	222.1	(82.3)
Cash flows from financing activities
Repayments of debt		(298.8)	(159.3)	(527.8)
Proceeds from issuance of debt		455.5	0	1,035.5
Payment of debt issuance costs		(26.6)	(6)	(17.2)
Proceeds from issuance of common stock, net				156.3
Purchase of noncontrolling interest		0	0	0
Distributions to noncontrolling interest			0	0
Intercompany financing activities		(2.5)	0	(0.5)
Other financing activities, net		3.7	1.3	0.6
Net cash (used in) provided by financing activities of continuing operations		131.3	(164)	646.9
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	(19.3)	(22.6)
Net cash provided by (used in) investing activities of discontinued operations		0	0	(0.2)
Net cash used in financing activities of discontinued operations		0	0	0
Net cash used in discontinued operations		0	(19.3)	(22.8)
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Net Increase (Decrease) in Cash and Cash Equivalents		99.8	(415.2)	577.9
Cash and Cash Equivalents at Beginning of Period		164.2	579.4	1.5
Cash and Cash Equivalents at End of Period		264	164.2	579.4
Wholly-owned Guarantors
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		17	65.6	(14.1)
Cash flows from investing activities
Capital expenditures		(22.5)	(10.6)	(7.4)
Acquisition of business, net of cash acquired		(2)	0	0
Investments in and advances to affiliates			0
Proceeds from disposition of discontinued operations		0	0
Investments in derivative securities		0	0
Proceeds from sale of assets		0.1	1.4	1.2
Intercompany investing activities		12.6	0	0.3
Other investing activities, net		0
Net cash provided by (used in) investing activities of continuing operations		(11.8)	(9.2)	(5.9)
Cash flows from financing activities
Repayments of debt		(0.5)	(51.6)	(2.5)
Proceeds from issuance of debt		1.9	0	0
Payment of debt issuance costs		0	(0.8)	0
Proceeds from issuance of common stock, net				0
Purchase of noncontrolling interest		(6.3)	0	(1.7)
Distributions to noncontrolling interest			(0.2)	(1)
Intercompany financing activities		0	0	1.7
Other financing activities, net		0	(0.1)	0
Net cash (used in) provided by financing activities of continuing operations		(4.9)	(52.7)	(3.5)
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	(2.2)	19.2
Net cash provided by (used in) investing activities of discontinued operations		0	0	(0.4)
Net cash used in financing activities of discontinued operations		0	0	(0.2)
Net cash used in discontinued operations		0	(2.2)	18.6
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Net Increase (Decrease) in Cash and Cash Equivalents		0.3	1.5	(4.9)
Cash and Cash Equivalents at Beginning of Period		2	0.5	5.4
Cash and Cash Equivalents at End of Period		2.3	2	0.5
Non-guarantor Subsidiaries
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		12.8	(221.7)	(62.6)
Cash flows from investing activities
Capital expenditures		(46.2)	(35.7)	(31.6)
Acquisition of business, net of cash acquired		(1,033.2)	0	(9.8)
Investments in and advances to affiliates			(4.7)
Proceeds from disposition of discontinued operations		0.5	707.2
Investments in derivative securities		0	0
Proceeds from sale of assets		7.7	6.2	4.7
Intercompany investing activities		(47.6)	0	0.5
Other investing activities, net		(2.2)
Net cash provided by (used in) investing activities of continuing operations		(1,121)	673	(36.2)
Cash flows from financing activities
Repayments of debt		(144.9)	(154.6)	(154.7)
Proceeds from issuance of debt		469.3	73.9	78.8
Payment of debt issuance costs		0	(1)	0
Proceeds from issuance of common stock, net				0
Purchase of noncontrolling interest		0	(12.9)	0
Distributions to noncontrolling interest			(3.2)	(6.1)
Intercompany financing activities		563.6	17.9	69.1
Other financing activities, net		0.9	(1.2)	(1.4)
Net cash (used in) provided by financing activities of continuing operations		888.9	(81.1)	(14.3)
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	(31.6)	6.3
Net cash provided by (used in) investing activities of discontinued operations		0	0.1	(6.4)
Net cash used in financing activities of discontinued operations		0	0	0
Net cash used in discontinued operations		0	(31.5)	(0.1)
Effect of exchange rate changes on cash and cash equivalents		(0.9)	(2)	27
Net Increase (Decrease) in Cash and Cash Equivalents		(220.2)	336.7	(86.2)
Cash and Cash Equivalents at Beginning of Period		728	391.3	477.5
Cash and Cash Equivalents at End of Period		507.8	728	391.3
Intercompany Eliminations
Condensed Cash Flows
Net cash provided by (used in)operating activities of continuing operations		0	0	0
Cash flows from investing activities
Capital expenditures		0	0	0
Acquisition of business, net of cash acquired		0	0	0
Investments in and advances to affiliates			0
Proceeds from disposition of discontinued operations		0	0
Investments in derivative securities		0	0
Proceeds from sale of assets		0	0	0
Intercompany investing activities		561.1	17.9	70.3
Other investing activities, net		0
Net cash provided by (used in) investing activities of continuing operations		561.1	17.9	70.3
Cash flows from financing activities
Repayments of debt		0	0	0
Proceeds from issuance of debt		0	0	0
Payment of debt issuance costs		0	0	0
Proceeds from issuance of common stock, net				0
Purchase of noncontrolling interest		0	0	0
Distributions to noncontrolling interest			0	0
Intercompany financing activities		(561.1)	(17.9)	(70.3)
Other financing activities, net		0	0	0
Net cash (used in) provided by financing activities of continuing operations		(561.1)	(17.9)	(70.3)
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations		0	0	0
Net cash provided by (used in) investing activities of discontinued operations		0	0	0
Net cash used in financing activities of discontinued operations		0	0	0
Net cash used in discontinued operations		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Net Increase (Decrease) in Cash and Cash Equivalents		0	0	0
Cash and Cash Equivalents at Beginning of Period		0	0	0
Cash and Cash Equivalents at End of Period		$ 0	$ 0	$ 0

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	$ 311.1		$ 305.5		$ 206
Charged to Earnings	85.1		92		104.1
Other	(3.2)	[1]	(27.9)	[1]	49	[1]
Deductions	(47.1)	[2]	(58.5)	[2]	(53.6)	[2]
Valuation Allowances and Reserves, Balance End of Year	345.9		311.1		305.5
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	46.8		60.1		58
Charged to Earnings	13.6		12.3		21.4
Other	(9)	[1]	(9.5)	[1]	(1.5)	[1]
Deductions	(8.9)	[2]	(16.1)	[2]	(17.8)	[2]
Valuation Allowances and Reserves, Balance End of Year	42.5		46.8		60.1
Reserve for inventory [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	106.7		110.8		83.9
Charged to Earnings	53.4		44.6		61.1
Other	(1.8)	[1]	(6.3)	[1]	1.6	[1]
Deductions	(38.2)	[2]	(42.4)	[2]	(35.8)	[2]
Valuation Allowances and Reserves, Balance End of Year	120.1		106.7		110.8
Valuation allowances for deferred tax assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	157.6		134.6		64.1
Charged to Earnings	18.1		35.1		21.6
Other	7.6	[1]	(12.1)	[1]	48.9	[1]
Deductions	0	[2]	0	[2]	0	[2]
Valuation Allowances and Reserves, Balance End of Year	$ 183.3		$ 157.6		$ 134.6

[1]	Primarily represents the impact of foreign currency exchange and purchase accounting adjustments for deferred tax assets.
[2]	Primarily represents the utilization of established reserves, net of recoveries.